UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number 811-5149
                                   811-10631

Name of Fund:  Merrill Lynch Funds for Institutions Series
                 Merrill Lynch Premier Institutional Fund
                 Merrill Lynch Institutional Fund
                 Merrill Lynch Institutional Tax-Exempt Fund
                 Merrill Lynch Government Fund
                 Merrill Lynch Treasury Fund
               Master Institutional Money Market Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
     Funds for Institutions Series and Master Institutional Money Market Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
     Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/04

Date of reporting period: 05/01/03 - 10/31/03

Item 1 - Attach shareholder report

[Merrill Lynch Logo]  Investment Managers


Semi-Annual Report


Merrill Lynch Funds For Institutions Series

Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional Tax-Exempt Fund




October 31, 2003

--------------------------------------------------------------------------------
Dear Shareholder:

     We are pleased to provide you with this Semi-Annual Report for the Merrill Lynch Funds for Institutions Series.

Merrill Lynch Premier Institutional Fund

     For the six-month period ended October 31, 2003, Merrill Lynch Premier Institutional Fund's net annualized yield was 1.08%. The Fund's seven-day net annualized yield as of October 31, 2003 was 1.02%. The Fund's average portfolio maturity at October 31, 2003 was 65 days, compared to 60 days at April 30, 2003. During the period, the Fund's average portfolio maturity ranged from a low of 53 days to a high of 71 days.

     With a continuing fear of deflation, the Federal Reserve Board reduced its target Federal Funds rate to 1.00% in June. Our strategy has remained fairly consistent over the period as relatively weak economic news has kept the short end of the yield curve anchored. Early in the period, when economic data and deflation fears were at their highest, the short end rallied amid speculation that the Federal Reserve Board would potentially slash interest rates to a level below 1.00%. At that point, we focused our investing in the three-month - six-month segment of the yield curve as we believed the inevitable steeper yield curve would provide us with the opportunity to purchase longer-term securities at lower prices. The steepening occurred as fiscal stimulus and the effects of lower interest rates began to have a positive effect on the economy. Toward the end of the period, the yield on the two-year U.S. Treasury note remained in a range between 1.75% and 2.00%. In our opinion, the market was fairly priced in this range, and we looked to add to longer positions, thereby increasing the Fund's average portfolio maturity to nearly 70 days.

     We believe the economy may have turned the corner. Third-quarter gross domestic product growth was an astounding 7.20%, and the employment situation finally improved in the last two months of the period. Despite the positive reports, the Federal Reserve Board stated that it remains committed to leaving interest rates low for a "considerable period." We believe the Federal Reserve Board will not raise interest rates for most of 2004, and we will continue to position the Fund to seek to take advantage of the yield that a relatively steep yield curve offers.

Merrill Lynch Institutional Fund

     During the six-month period ended October 31, 2003, Merrill Lynch Institutional Fund's net annualized yield was 1.00%. The Fund's seven-day net annualized yield as of October 31, 2003 was .93%. The Fund's average portfolio maturity at October 31, 2003 was 57 days, compared to 55 days at April 30, 2003. During the period, the Fund's average portfolio maturity ranged from a low of 47 days to a high of 60 days.

     With a continuing fear of deflation, the Federal Reserve Board reduced its target Federal Funds rate to 1.00% in June. Our strategy remained fairly consistent over the period as relatively weak economic news kept the short end of the yield curve anchored. Early in the period, when economic data and deflation fears were at their highest, the short end rallied amid the expectation that the Federal Reserve Board would potentially slash interest rates to a level below 1.00%. At that point, we focused our investing in the three-month - six-month segment of the yield curve as we believed the inevitable steeper yield curve would provide us with the opportunity to purchase longer-term securities at lower prices. The steepening occurred as fiscal stimulus and the effects of lower interest rates began to have a positive effect on the economy. Toward the end of the period, the yield on the two-year U.S. Treasury note remained in a range between 1.75% and 2.00%. In our opinion, the market was fairly priced in this range, and we looked to add to longer positions, thereby increasing the Fund's average portfolio maturity to nearly 60 days.

     We believe the economy may have turned the corner. Third-quarter gross domestic product growth was an astounding 7.20%, and the employment situation finally improved in the last two months of the period. Despite the positive reports, the Federal Reserve Board stated that it remains committed to leaving interest rates low for a "considerable period." We believe the Federal Reserve Board will not raise interest rates for most of 2004, and we will continue to position the Fund to seek to take advantage of the yield that a relatively steep yield curve offers.

Merrill Lynch Government Fund

     For the six-month period ended October 31, 2003, Merrill Lynch Government Fund's net annualized yield was .97%. The Fund's seven-day net annualized yield as of October 31, 2003 was .91%. The Fund's average portfolio maturity at October 31, 2003 was 57 days, compared to 53 days at April 30, 2003.

     Early in the period, the Federal Reserve Board lowered its target Federal Funds rate to 1.00% in response to fears of deflation and a deteriorating employment outlook. Housing agencies also faced their greatest test as their problems created a need to centralize control of their actions under Treasury Department.

     As the period began, lackluster economic data prompted us to continue our strategy of reducing our repurchase agreement positions to limit the effect of any sudden drop in interest rates on the Fund's dividend. We believed that the Federal Reserve Board would act aggressively at the June Federal Open Market Committee meeting to stave off the possibility of deflation. We moderately increased the Fund's holdings in floating rate products and short-term discount notes and added one-year discount notes and longer-dated callable securities for yield and price appreciation. By the end of July, we allowed the Fund's average portfolio maturity to move into the low-50-day range as interest rates began to rise. We increased our holdings in repurchase agreements, and we maintained the Fund's average portfolio maturity in the mid-40-day range for August and September. For the balance of the period, we gradually raised the Fund's average portfolio maturity to the mid-50-day range as a steeper yield curve and higher interest rates returned.

     Throughout the period, negative news regarding the housing agencies prompted volatility in quality spreads. Initially, we were cautious in adding to our positions in longer-dated securities of some of the agencies. However, by the end of the period, market stability in those names and the remoteness of immediate Congressional action prompted us to selectively add longer-dated securities at what we believed were attractive prices.

     Looking ahead, we will seek to maintain the Fund's average portfolio maturity in the mid-50-day range. Despite recent gains in employment and the initial report of 7.20% growth in third-quarter gross domestic product, we believe the Federal Reserve Board remains content to stay on the sidelines for the foreseeable future. With a greater portion of the Fund's assets in floating rate products to insulate the portfolio from the effects of higher interest rates, we will look for opportunities to extend the Fund's average portfolio maturity as the market reacts to forthcoming economic data.

Merrill Lynch Treasury Fund

     For the six-month period ended October 31, 2003, Merrill Lynch Treasury Fund's net annualized yield was .83%. The Fund's seven-day net annualized yield as of October 31, 2003 was .76%. The Fund's average portfolio maturity at October 31, 2003 was 58 days, unchanged from 58 days at April 30, 2003.

     Early in the period, the Federal Reserve Board lowered its target Federal Funds rate to 1.00% in response to fears of deflation and a deteriorating employment outlook. Despite U.S. Treasury bill issuance reaching record levels, yields on the short end of the yield curve remained relatively flat while the longer end of the curve steepened in response to the reintroduction of the three-year Treasury note.

     The low interest rate environment led us to maintain the Fund's average portfolio maturity at or near its 60-day maximum limit during the period. Initially, we reinvested the proceeds from maturing four-week Treasury bills into new four-week bills for liquidity and purchased six-month securities for additional yield. As lackluster economic data and fears of deflation grew, we could not rule out a more aggressive move by the Federal Open Market Committee
(FOMC) at its June meeting. Our strategy then was to increase the Fund's exposure to three-month issues in lieu of four-week bills. We avoided the six-month sector as the yield curve inverted. Our strategy hampered the Fund's performance in June, as reinvestment rates for three-month bills were lower than those of four-week bills. After the Federal Reserve Board reduced short-term interest rates, the yield curve steepened, providing us with the opportunity to resume adding to our six-month position. As the period progressed, interest rates rose and the yield curve grew steeper. We again purchased three-month securities rather than four-week bills in order to maintain the Fund's interest rate profile. During this time, the Treasury Department decreased its issuance of four-week bills by nearly half in favor of longer-dated securities. Market overvaluation in September forced the yield curve to flatten and interest rates to become less appealing. Therefore, we allowed the Fund's average portfolio maturity to drift down into the mid-50-day range. In October, following some promising news on the employment front and better-than-expected corporate profits, we again added some longer-dated issues as interest rates rose and the yield curve steepened once more.

     For the near term, we intend to maintain the Fund's average portfolio maturity close to its 60-day limit as long as the yield curve remains steep and the Federal Reserve Board is content to stay on the sidelines.

Merrill Lynch Institutional Tax-Exempt Fund

     For the six-month period ended October 31, 2003, Merrill Lynch Institutional Tax-Exempt Fund's net annualized yield was .84%. The Fund's seven-day net annualized yield as of October 31, 2003 was .86%. The Fund's average portfolio maturity at October 31, 2003 was 54 days, compared to 33 days at April 30, 2003.

     At the beginning of the period, the short-term municipal market was coming off a technically weak cycle. Tax-related redemptions continued to plague municipal money funds, creating an overabundance of variable rate supply that forced remarketing agents to maintain high yield ratios to attract crossover participants. As these redemptions receded and yields on municipal issues declined, market participants began to focus on replacing their maturing notes with new securities that various state and local municipalities would be offering during their upcoming annual issuance periods. With economic conditions still in question, expectations that the Federal Reserve Board again would reduce its target Federal Funds rate allowed investors to drive short-term municipal yields down to the .85% - .95% range. A brief uptick occurred when the state of California issued a record $11.5 billion in revenue anticipation warrants that yielded approximately 1.10%. We looked to maintain a municipal note allocation and an average portfolio maturity in line with those funds that are part of our iMoneyNet, Inc. group. However, with yields on most new issues below 1%, we focused more on tax-exempt commercial paper and variable rate demand notes (VRDNs) as alternatives.

     The Federal Reserve Board lowered its target Federal Funds rate 25 basis points (0.25%) to 1.00% at the June FOMC meeting. Yields, which had already rallied in anticipation of the Federal Reserve Board's action, began to rise as a steady supply of annual issuance from municipalities looking to finance budgetary needs came to market. Additionally, subscriptions to municipal money funds were lighter than anticipated. The Federal Reserve Board continued to reassure investors that it intended to maintain short-term interest rates at historically low levels for an extended period of time. This provided us with an opportunity to continue to pursue longer-dated municipal notes, and we were able to take advantage of periods of weakness that the large issuance created. Our pursuit of municipal notes culminated in August when Texas issued its $7.5 billion annual offering of tax and revenue anticipation notes, which yielded between 1.12% and 1.18%. Our purchases of municipal notes increased the Fund's average portfolio maturity to the 50-day - 55-day range, which was slightly longer than our iMoneyNet group average.

     Overall, the Fund managed to grow approximately $1.6 billion and ended the period at approximately $9.8 billion. This growth is attributed to the fact that yields offered by short-term municipal securities maintained attractive ratios over their taxable counterparts. In addition, we have been able to sustain the Fund's solid performance despite the growth in assets.

     We intend to maintain a neutral approach to the short-term municipal market in the near term and pursue opportunities in longer-dated municipal notes where there is an incremental yield advantage over VRDNs. Additionally, new issuance activity traditionally is very light at the end of the year. We will continue to monitor the geopolitical environment and the Federal Reserve Board's response to changing economic conditions while adjusting our strategy accordingly. We also continue to monitor various municipalities and the effects that the current economic environment is having on their balance sheets, and will strive to maintain the Fund's credit quality.

     We thank you for your investment in Merrill Lynch Funds for Institutions Series, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn                          /s/ P. Michael Walsh

Terry K. Glenn                              P. Michael Walsh
President and Trustee                       Vice President and Portfolio Manager
Merrill Lynch Funds                         Merrill Lynch Premier
  For Institutions Series                     Institutional Fund
                                            Merrill Lynch Institutional Fund


/s/ Kevin A. Schiatta                       /s/ John Ng

Kevin A. Schiatta                           John Ng
Vice President and Portfolio Manager        Vice President and Portfolio Manager
Merrill Lynch Institutional                 Merrill Lynch Government Fund
  Tax-Exempt Fund                           Merrill Lynch Treasury Fund




December 22, 2003

--------------------------------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Assets and Liabilities
October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------------------------------
Assets:
Investment in the Master Premier Institutional Fund, at value (identified cost
 $49,882,072,468) (Note 1a) .........................................................    $49,891,293,213
Prepaid expense .....................................................................          1,499,370
                                                                                         ---------------
   Total assets .....................................................................     49,892,792,583
                                                                                         ---------------
Liabilities:
Administration fee payable (Note 2) .................................................          4,904,730
Dividends payable ...................................................................         15,788,031
Accrued expenses ....................................................................            366,451
                                                                                         ---------------
   Total liabilities ................................................................         21,059,212
                                                                                         ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 49,862,512,626 shares of beneficial interest outstanding) ..........................    $49,871,733,371
                                                                                         ===============
Net Assets Consist of:
Paid-in capital .....................................................................    $49,862,512,626
Unrealized appreciation .............................................................          9,220,745
                                                                                         ---------------
Total ...............................................................................    $49,871,733,371
                                                                                         ===============

--------------------------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Operations
For the Six Months Ended October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------------------------
Investment Income:
Income allocated from the Master Premier Institutional Fund ..................       $299,001,315
Expenses allocated from Master Premier Institutional Fund ....................        (12,673,293)
                                                                                     ------------
   Total investment income ...................................................        286,328,022
                                                                                     ------------
Expenses:
Administration fee (Note 2) ..................................................         24,344,122
Registration fees ............................................................            749,907
Legal and audit fees .........................................................            229,167
Accounting services ..........................................................            215,023
Dividend and transfer agency fees ............................................            153,783
Insurance ....................................................................            139,192
Trustees' fees (Note 5) ......................................................            119,767
Printing and shareholder reports .............................................             80,576
Miscellaneous ................................................................             95,130
                                                                                     ------------
   Total expense .............................................................         26,126,667
                                                                                     ------------
   Net investment income .....................................................        260,201,355
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions allocated from
 Master Premier Institutional Fund ..........................     $  2,093,386
Net unrealized depreciation of investments ..................      (18,193,570)
                                                                  ------------
   Net realized and unrealized loss on investments ...........................        (16,100,184)
                                                                                     ------------
Net Increase in Net Assets Resulting From Operations .........................       $244,101,171
                                                                                     ============


See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Changes in Net Assets (Unaudited)
                                                                          Six Months               Year
                                                                             Ended                Ended
                                                                       October 31, 2003       April 30, 2003
------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income .............................................    $   260,201,355       $   775,590,322
Net realized gain from investment transactions ....................          2,093,386             6,270,875
Net unrealized appreciation (depreciation) of investments .........        (18,193,570)            1,610,421
                                                                       ---------------       ---------------
Net increase in net assets resulting from operations ..............        244,101,171           783,471,618
Total declared as dividends to shareholders (Note 4) ..............       (262,294,741)         (781,861,197)
Capital share transactions (Note 3) ...............................      5,313,266,632        (1,793,140,116)
                                                                       ---------------       ---------------
Net increase (decrease) in net assets .............................      5,295,073,062        (1,791,529,695)

Net Assets:
Beginning of period ...............................................     44,576,660,309        46,368,190,004
                                                                       ---------------       ---------------
End of period .....................................................    $49,871,733,371       $44,576,660,309
                                                                       ===============       ===============



-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Financial Highlights (Unaudited)
                                                Six Months                                    Year Ended April 30,
                                                  Ended           -----------------------------------------------------------------
                                             October 31, 2003        2003          2002           2001           2000          1999
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ......       $ 1.00           $ 1.00        $ 1.00         $ 1.00         $ 1.00        $ 1.00
Income from Investment Operations: ........
 Net investment income ....................         .005             .016          .030           .061           .054          .052
Less Distributions: .......................
 Dividends from net investment income .....        (.005)           (.016)        (.030)         (.061)         (.054)        (.052)
                                                  ------           ------        ------         ------         ------        ------
Net Asset Value, end of period ............       $ 1.00           $ 1.00        $ 1.00         $ 1.00         $ 1.00        $ 1.00
                                                  ======           ======        ======         ======         ======        ======
Total Return ..............................          .55%(1)         1.61%         3.00%          6.32%          5.51%         5.32%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..........  $49,871,733      $44,576,660   $46,368,190    $27,661,546    $14,524,859   $10,627,883
 Ratio of expenses to average net assets ..          .16%(2)          .16%          .17%           .18%           .18%          .18%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets ...................         1.00%(2)         1.59%         2.82%          6.25%          5.40%         5.13%

(1) Cumulative total return
(2) On an annualized basis

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Assets and Liabilities
October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------------------------------
Assets:
Investment in the Master Institutional Fund, at value (identified cost
 $12,688,461,307) (Note 1a) .........................................................    $12,690,260,641
Prepaid expense .....................................................................            541,245
                                                                                         ---------------
   Total assets .....................................................................     12,690,801,886
                                                                                         ---------------
Liabilities:
Administration fee payable (Note 2) .................................................          1,832,804
Dividends payable ...................................................................          1,002,981
Accrued expenses ....................................................................            349,399
                                                                                         ---------------
   Total liabilities ................................................................          3,185,184
                                                                                         ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 12,685,817,368 shares of beneficial interest outstanding) ..........................    $12,687,616,702
                                                                                         ===============
Net Assets Consist of:
Paid-in capital .....................................................................    $12,685,817,368
Unrealized appreciation .............................................................          1,799,334
                                                                                         ---------------
Total ...............................................................................    $12,687,616,702
                                                                                         ===============

-----------------------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Operations
For the Six Months Ended October 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------
Investment Income:
Income allocated from the Master Institutional Fund ...........................     $76,471,314
Expenses allocated from Master Institutional Fund .............................      (3,281,274)
                                                                                    -----------
   Total investment income ....................................................     $73,190,040
                                                                                    -----------
Expenses:
Administration fee (Note 2) ...................................................       9,393,570
Dividend and transfer agency fees .............................................         802,411
Registration fees .............................................................         650,658
Accounting services ...........................................................         135,500
Legal and audit fees ..........................................................          59,318
Insurance .....................................................................          35,257
Printing and shareholder reports ..............................................          33,467
Trustees' fees (Note 5) .......................................................          30,741
Miscellaneous .................................................................          46,969
                                                                                    -----------
   Total expense ..............................................................      11,187,891
                                                                                    -----------
   Net investment income ......................................................      62,002,149
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions allocated from
 Master Institutional Fund ......................................   $   401,691
Net unrealized depreciation of investments ......................    (4,268,834)
                                                                    -----------
   Net realized and unrealized loss on investments ............................      (3,867,143)
                                                                                    -----------
Net Increase in Net Assets Resulting From Operations ..........................     $58,135,006
                                                                                    ===========


See Notes to Financial Statements.


-------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Changes in Net Assets (Unaudited)
                                                                     Six Months               Year
                                                                        Ended                Ended
                                                                  October 31, 2003       April 30, 2003
-------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ........................................    $    62,002,149       $   201,649,749
Net realized gain from investment transactions ...............            401,691             1,558,230
Net unrealized depreciation of investments ...................         (4,268,834)             (177,624)
                                                                  ---------------       ---------------
Net increase in net assets resulting from operations .........         58,135,006           203,030,355
Total declared as dividends to shareholders (Note 4) .........        (62,403,840)         (203,207,979)
Capital share transactions (Note 3) ..........................      1,032,866,068        (1,175,716,541)
                                                                  ---------------       ---------------
Net increase (decrease) in net assets ........................      1,028,597,234        (1,175,894,165)

Net Assets:
Beginning of period ..........................................     11,659,019,468        12,834,913,633
                                                                  ---------------       ---------------
End of period ................................................    $12,687,616,702       $11,659,019,468
                                                                  ===============       ===============

------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Financial Highlights (Unaudited)
                                                Six Months                                  Year Ended April 30,
                                                   Ended         -------------------------------------------------------------------
                                              October 31, 2003         2003          2002          2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ......         $ 1.00           $ 1.00        $ 1.00        $ 1.00       $ 1.00       $ 1.00
Income from Investment Operations:
 Net investment income ....................           .005             .015          .029          .061         .053         .051
Less Distributions:
 Dividends from net investment income .....          (.005)           (.015)        (.029)        (.061)       (.053)       (.051)
                                                    ------           ------        ------        ------       ------       ------
Net Asset Value, end of period ............         $ 1.00           $ 1.00        $ 1.00        $ 1.00       $ 1.00       $ 1.00
                                                    ======           ======        ======        ======       ======       ======
Total Return ..............................            .51%(1)         1.54%         2.89%         6.25%        5.45%        5.25%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..........    $12,687,617      $11,659,019   $12,834,914   $10,815,790   $8,080,268   $8,060,111
 Ratio of expenses to average net assets
  (before waiver) .........................            .23%(2)          .23%          .32%          .37%         .37%         .37%
 Ratio of expenses to average net assets
  (after waiver) ..........................             --               --           .23%          .24%         .24%         .24%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) ...            .93%(2)         1.53%         2.73%         6.01%        5.14%        4.98%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) ....             --               --          2.82%         6.14%        5.27%        5.11%

(1) Cumulative total return
(2) On an annualized basis

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments
October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------------------------------------------
                                                                               Interest   Maturity          Value
                       Face Amount                                               Rate*      Date          (Note 1a)
--------------------------------------------------------------------------------------------------------------------
U.S.                 $   5,000,000   Fannie Mae .............................     5.50%   12/01/03      $  5,014,130
Government              25,000,000   Fannie Mae .............................     2.20    01/14/05        25,039,063
Agency                  15,000,000   Fannie Mae .............................     1.45    07/08/05        14,887,500
Issues -- 13.6%         15,000,000   Fannie Mae .............................     2.34    09/16/05        15,093,750
                        14,275,000   Fannie Mae .............................     2.00    10/21/05        14,270,539
                        15,000,000   Fannie Mae .............................     2.30    11/14/05        15,056,250
                        25,000,000   Federal Home Loan Banks ................     5.38    01/05/04        25,180,248
                        89,900,000   Federal Home Loan Banks ................     3.75    02/13/04        90,562,563
                        20,000,000   Federal Home Loan Banks ................     3.75    04/15/04        20,234,098
                        50,000,000   Federal Home Loan Banks ................     2.13    12/15/04        50,348,450
                        25,000,000   Federal Home Loan Banks ................     4.13    01/14/05        25,764,248
                        25,000,000   Federal Home Loan Banks ................     1.63    07/29/05        24,851,563
                        20,000,000   Federal Home Loan Banks ................     2.15    10/14/05        20,012,500
                        10,000,000   Federal Home Loan Banks ................     2.00    10/20/05         9,978,125
                         8,355,000   Federal Farm Credit Banks ..............     1.50    12/23/03         8,354,940
                        20,000,000   Federal Farm Credit Banks ..............     1.97    10/20/04        20,112,500
                        30,000,000   Freddie Mac ............................     3.25    01/15/04        30,129,300
                        30,000,000   Freddie Mac ............................     3.40    02/20/04        30,205,527
                        25,000,000   Freddie Mac ............................     3.75    04/15/04        25,292,623
                        27,000,000   Freddie Mac ............................     1.46    11/17/04        27,009,285
                        35,000,000   Freddie Mac ............................     2.29    10/28/05        35,098,705
                        23,000,000   Student Loan Marketing Assoc. ..........     3.38    07/15/04        23,340,214
                        50,000,000   Fannie Mae D/N .........................     1.09    01/09/04        49,904,145
                        63,909,000   Fannie Mae D/N .........................     1.12    01/21/04        63,764,559
                        16,527,000   Federal Home Loan Banks D/N ............     1.10    01/14/04        16,493,944
                         8,632,000   Federal Home Loan Banks D/N ............     1.29    01/21/04         8,613,010
                         9,940,000   Freddie Mac D/N ........................     1.28    01/29/04         9,915,259
--------------------------------------------------------------------------------------------------------------------
                                     Total U.S. Government Agency Issues
                                     (Cost $703,732,800) ....................                            704,527,038
--------------------------------------------------------------------------------------------------------------------
U.S. Government       150,000,000    Fannie Mae .............................     0.99    01/20/04       149,986,015
Agency Issues --      360,000,000    Fannie Mae .............................     1.04    01/29/04       360,000,000
Variable              375,000,000    Fannie Mae .............................     1.05    04/29/04       374,981,591
Rate --  55.6%        100,000,000    Fannie Mae .............................     0.99    05/27/04        99,974,245
                      100,000,000    Fannie Mae .............................     1.00    09/10/04        99,976,347

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------------------------------------------
                                                                               Interest   Maturity          Value
                       Face Amount                                               Rate*      Date          (Note 1a)
--------------------------------------------------------------------------------------------------------------------
U.S. Government      $  50,000,000   Fannie Mae .............................     1.00%   10/28/04    $   49,985,124
Agency Issues --        50,000,000   Fannie Mae .............................     1.05    01/18/05        49,981,715
Variable Rate           50,000,000   Fannie Mae .............................     1.06    01/28/05        49,981,308
(continued)             50,000,000   Fannie Mae .............................     1.06    02/18/05        49,990,068
                        32,600,000   Federal Home Loan Banks ................     0.96    11/07/03        32,599,626
                        42,800,000   Federal Home Loan Banks ................     0.97    12/04/03        42,798,067
                       162,500,000   Federal Home Loan Banks ................     0.98    12/29/03       162,479,816
                        12,500,000   Federal Home Loan Banks ................     1.00    01/02/04        12,499,047
                       150,000,000   Federal Home Loan Banks ................     1.00    01/06/04       149,989,742
                        39,200,000   Federal Home Loan Banks ................     1.01    08/19/04        39,193,722
                       100,000,000   Federal Home Loan Banks ................     1.00    09/17/04        99,964,772
                        25,000,000   Federal Home Loan Banks ................     1.01    09/27/04        24,992,922
                        80,075,000   Federal Home Loan Banks ................     1.42    01/21/05        80,071,675
                        25,000,000   Federal Farm Credit Banks ..............     0.98    11/14/03        24,999,644
                       275,000,000   Federal Farm Credit Banks ..............     0.98    12/12/03       274,990,741
                       100,000,000   Federal Farm Credit Banks ..............     0.99    01/30/04        99,992,459
                        75,000,000   Federal Farm Credit Banks ..............     0.99    03/16/04        74,988,814
                        75,000,000   Federal Farm Credit Banks ..............     1.00    04/07/04        74,985,159
                       100,000,000   Federal Farm Credit Banks ..............     1.00    08/24/04        99,971,445
                        50,000,000   Federal Farm Credit Banks ..............     1.05    12/02/04        50,000,000
                       100,000,000   Federal Farm Credit Banks ..............     1.03    12/15/04        99,994,429
                        48,400,000   Federal Farm Credit Banks ..............     1.02    02/28/05        48,393,578
                       100,000,000   Federal Farm Credit Banks ..............     1.02    03/24/05        99,972,148
--------------------------------------------------------------------------------------------------------------------
                                     Total U.S. Government Agency
                                     Issues -- Variable Rate
                                     (Cost $2,877,734,221) ..................                          2,877,734,219
--------------------------------------------------------------------------------------------------------------------
Repurchase             320,000,000   ABN AMRO Inc.,
Agreements**                           purchased on 10/31/03 ................     1.05    11/03/03       320,000,000
-- 29.9%               300,000,000   Barclays Capital Inc.,
                                       purchased on 10/31/03 ................     1.05    11/03/03       300,000,000
                       500,000,000   HSBC Securities (USA) Inc.,
                                       purchased on 10/31/03 ................     1.06    11/03/03       500,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)


--------------------------------------------------------------------------------------------------------------------
                                                                               Interest   Maturity          Value
                       Face Amount                                               Rate*      Date          (Note 1a)
--------------------------------------------------------------------------------------------------------------------
Repurchase
Agreements**         $  79,255,000   State Street Bank & Trust,
(continued)                            purchased on 10/31/03 .................    0.99%   11/03/03    $   79,255,000
                       350,000,000   UBS Warburg LLC,
                                       purchased on 10/31/03 .................    1.06    11/03/03       350,000,000
--------------------------------------------------------------------------------------------------------------------
                                     Total Repurchase Agreements
                                     (Cost $1,549,255,000) ...................                         1,549,255,000
--------------------------------------------------------------------------------------------------------------------
                                     Total Investments -- 99.1%
                                     (Cost $5,130,722,021) ...................                         5,131,516,257
--------------------------------------------------------------------------------------------------------------------
                                     Other Assets Less Liabilities -- 0.9%                                46,133,819
--------------------------------------------------------------------------------------------------------------------
                                     Net Assets -- Equivalent to $1.00
                                     Per Share on 5,176,855,840
                                     Shares of Beneficial Interest
                                     Outstanding -- 100.0% ...................                        $5,177,650,076
====================================================================================================================

   Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 2003, unrealized appreciation amounted to $794,236 and is comprised of $1,142,322 in appreciation and $348,086 in depreciation.

* Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2003. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

** Repurchase Agreements are fully collateralized by U.S. Government and Agency
   Obligations.

   D/N--Discount Notes


See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Assets and Liabilities
October 31, 2003 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in securities subject to repurchase agreements ........................    $1,549,255,000
Investments in other marketable securities ........................................     3,582,261,257
                                                                                       --------------
   Total investments at value (identified cost $5,130,722,021) (Note 1a) ............................      $5,131,516,257
Cash ................................................................................................           5,018,497
Receivable for investments sold .....................................................................          53,076,488
Interest receivable .................................................................................           4,800,970
Prepaid expense .....................................................................................              24,467
                                                                                                           --------------
   Total assets .....................................................................................       5,194,436,679
                                                                                                           --------------
Liabilities
Advisory fee payable (Note 2) .......................................................................           1,024,243
Payable for investments purchased ...................................................................          14,990,625
Accrued expenses ....................................................................................             447,587
Dividends payable ...................................................................................             324,148
                                                                                                           --------------
   Total liabilities ................................................................................          16,786,603
                                                                                                           --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 5,176,855,840 shares of beneficial interest outstanding) ...........................................      $5,177,650,076
                                                                                                           ==============
Net Assets Consist of:
Paid-in capital .....................................................................................      $5,176,855,840
Unrealized appreciation .............................................................................             794,236
                                                                                                           --------------
Total ...............................................................................................      $5,177,650,076
                                                                                                           ==============

------------------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Operations
For the Six Months Ended October 31, 2003 (Unaudited)
------------------------------------------------------------------------------------------
Investment Income:
Interest and discount earned ...........................................       $33,561,544
                                                                               -----------
Expenses:
Investment advisory fee (Note 2) .......................     $ 8,708,095
Registration fees ......................................         470,297
Dividend and transfer agency fees ......................         163,943
Accounting and custodian services ......................         116,064
Legal and audit fees ...................................          26,928
Insurance ..............................................          15,318
Trustees' fees (Note 5) ................................          14,611
Printing and shareholder reports .......................           7,975
Miscellaneous ..........................................          25,825
                                                             -----------
   Total expense .......................................       9,549,056
Waived investment advisory fee (Note 2) ................      (3,088,674)        6,460,382
                                                             -----------       -----------
   Net investment income ...............................................        27,101,162
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions .........         162,842
Net unrealized depreciation of investments .............      (2,052,491)
                                                             -----------
   Net realized and unrealized loss from investments ...................        (1,889,649)
                                                                               -----------
Net Increase in Net Assets Resulting From Operations ...................       $25,211,513
                                                                               ===========

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Changes in Net Assets (Unaudited)
                                                                          Six Months              Year
                                                                             Ended               Ended
                                                                       October 31, 2003      April 30, 2003
------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income .............................................    $   27,101,162       $   87,907,382
Net realized gain from investment transactions ....................           162,842            1,203,104
Net unrealized appreciation (depreciation) of investments .........        (2,052,491)             461,391
                                                                       --------------       --------------
Net increase in net assets resulting from operations ..............        25,211,513           89,571,877
Total declared as dividends to shareholders (Note 4) ..............       (27,264,004)         (89,110,486)
Capital share transactions (Note 3) ...............................      (154,428,543)         552,686,807
                                                                       --------------       --------------
Net increase (decrease) in net assets .............................      (156,481,034)         553,148,198
Net Assets:
Beginning of period ...............................................     5,334,131,110        4,780,982,912
                                                                       --------------       --------------
End of period .....................................................    $5,177,650,076       $5,334,131,110
                                                                       ==============       ==============


---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund
Financial Highlights (Unaudited)
                                                   Six Months                               Year Ended April 30,
                                                      Ended        --------------------------------------------------------------
                                                 October 31, 2003        2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ...........       $ 1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
Income from Investment Operations:
 Net investment income .........................         .005            .015         .028         .060         .052         .050
Less Distributions:
Dividends from net investment income ...........        (.005)          (.015)       (.028)       (.060)       (.052)       (.050)
                                                       ------          ------       ------       ------       ------       ------
Net Asset Value, end of period .................       $ 1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                       ======          ======       ======       ======       ======       ======
Total Return ...................................          .49%(1)        1.52%        2.80%        6.17%        5.34%        5.16%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ...............   $5,177,650      $5,334,131   $4,780,983   $2,961,793   $2,603,208   $2,636,672
 Ratio of expenses to average net assets
  (before waiver) ..............................          .34%(2)         .33%         .35%         .36%         .35%         .36%
 Ratio of expenses to average net assets (after
  waiver) ......................................          .23%(2)         .22%         .24%         .24%         .24%         .24%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) ........          .79%(2)        1.39%        2.59%        5.94%        5.07%        4.90%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) .........          .90%(2)        1.50%        2.70%        6.06%        5.18%        5.02%

(1) Cumulative total return
(2) On an annualized basis

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments
October 31, 2003 (Unaudited)

----------------------------------------------------------------------------------------------------------
                                                                    Interest   Maturity          Value
                      Face Amount                                     Rate*      Date          (Note 1a)
----------------------------------------------------------------------------------------------------------
U.S.
Government          $  86,684,000   U.S. Treasury Bills ..........     0.86%   11/06/03     $   86,673,674
Issues -- 99.9%         8,369,000   U.S. Treasury Bills ..........     0.88    11/06/03          8,367,983
                        2,456,000   U.S. Treasury Bills ..........     0.92    11/06/03          2,455,686
                       75,000,000   U.S. Treasury Bills ..........     0.87    11/13/03         74,978,292
                       25,821,000   U.S. Treasury Bills ..........     0.93    11/13/03         25,812,995
                       65,000,000   U.S. Treasury Bills ..........     0.94    11/13/03         64,979,742
                       25,000,000   U.S. Treasury Bills ..........     0.89    11/20/03         24,988,323
                        6,178,000   U.S. Treasury Bills ..........     0.92    11/20/03          6,175,000
                       99,143,000   U.S. Treasury Bills ..........     0.94    11/20/03         99,093,904
                        2,016,000   U.S. Treasury Bills ..........     0.95    11/20/03          2,014,989
                       55,425,000   U.S. Treasury Bills ..........     0.98    11/20/03         55,396,333
                       13,443,000   U.S. Treasury Bills ..........     0.94    11/28/03         13,433,523
                       75,000,000   U.S. Treasury Bills ..........     0.96    11/28/03         74,946,094
                       27,168,000   U.S. Treasury Bills ..........     0.92    12/04/03         27,145,213
                       10,000,000   U.S. Treasury Bills ..........     0.96    12/04/03          9,991,246
                        5,790,000   U.S. Treasury Bills ..........     0.93    12/11/03          5,784,017
                       77,740,000   U.S. Treasury Bills ..........     0.94    12/11/03         77,659,237
                       30,042,000   U.S. Treasury Bills ..........     0.99    12/11/03         30,009,121
                          182,000   U.S. Treasury Bills ..........     0.93    12/18/03            181,780
                       30,000,000   U.S. Treasury Bills ..........     0.90    12/26/03         29,958,674
                        1,546,000   U.S. Treasury Bills ..........     0.91    12/26/03          1,543,862
                       60,000,000   U.S. Treasury Bills ..........     0.92    12/26/03         59,915,667
                          981,000   U.S. Treasury Bills ..........     0.89    01/02/04            979,452
                       58,000,000   U.S. Treasury Bills ..........     0.90    01/02/04         57,908,470
                        7,631,000   U.S. Treasury Bills ..........     0.91    01/02/04          7,618,958
                       78,087,000   U.S. Treasury Bills ..........     0.92    01/02/04         77,963,771
                       10,000,000   U.S. Treasury Bills ..........     0.93    01/02/04          9,984,219
                       10,000,000   U.S. Treasury Bills ..........     0.94    01/02/04          9,984,219
                       10,000,000   U.S. Treasury Bills ..........     0.95    01/02/04          9,984,219
                        5,000,000   U.S. Treasury Bills ..........     0.97    01/02/04          4,992,110
                        3,604,000   U.S. Treasury Bills ..........     0.98    01/02/04          3,598,313
                       10,000,000   U.S. Treasury Bills ..........     0.99    01/02/04          9,984,219
                        5,000,000   U.S. Treasury Bills ..........     1.01    01/02/04          4,992,109
                        6,955,000   U.S. Treasury Bills ..........     0.90    01/15/04          6,941,966
                       11,754,000   U.S. Treasury Bills ..........     0.91    01/15/04         11,731,972

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)

----------------------------------------------------------------------------------------------------------------------
                                                                    Interest   Maturity          Value
                      Face Amount                                     Rate*      Date          (Note 1a)
----------------------------------------------------------------------------------------------------------------------
U.S.                 $ 27,640,000   U.S. Treasury Bills ......................     0.93%   01/15/04     $   27,588,200
Government             20,000,000   U.S. Treasury Bills ......................     0.93    01/22/04         19,958,140
Issues                 60,000,000   U.S. Treasury Bills ......................     0.94    01/22/04         59,874,420
(continued)             2,800,000   U.S. Treasury Bills ......................     0.95    01/22/04          2,794,140
                       35,000,000   U.S. Treasury Bills ......................     0.94    01/29/04         34,919,395
                        5,000,000   U.S. Treasury Bills ......................     1.01    01/29/04          4,988,485
                       10,000,000   U.S. Treasury Bills ......................     1.03    02/12/04          9,972,980
                       25,000,000   U.S. Treasury Notes ......................     3.25    12/31/03         25,088,875
                       55,000,000   U.S. Treasury Notes ......................     3.38    04/30/04         55,627,324
                        4,000,000   U.S. Treasury Notes ......................     2.88    06/30/04          4,046,564
                       10,700,000   U.S. Treasury Notes ......................     2.25    07/31/04         10,787,353
                       15,000,000   U.S. Treasury Notes ......................     2.13    08/31/04         15,116,008
                        5,000,000   U.S. Treasury Notes ......................     1.25    05/31/05          4,973,634
                        2,500,000   U.S. Treasury Notes ......................     1.63    09/30/05          2,492,382
                        2,500,000   U.S. Treasury Notes ......................     1.63    10/31/05          2,489,647
----------------------------------------------------------------------------------------------------------------------
                                    Total Investments -- 99.9%
                                    (Cost $1,278,592,722) .....................                          1,278,886,899
----------------------------------------------------------------------------------------------------------------------
                                    Other Assets Less Liabilities -- 0.1% ....                               1,086,178
----------------------------------------------------------------------------------------------------------------------
                                    Net Assets -- Equivalent to $1.00
                                    Per Share on 1,279,678,900
                                    Shares of Beneficial Interest
                                    Outstanding -- 100.0% ....................                          $1,279,973,077
======================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 2003, net unrealized appreciation amounted to $294,177 and is comprised of $304,289 in appreciation and $10,112 in depreciation.

* U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund.
   U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Assets and Liabilities
October 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------------

Assets:
Total investments at value (identified cost $1,278,592,722) (Note 1a) .............    $1,278,886,899
Cash ..............................................................................           859,328
Interest receivable ...............................................................           462,722
Prepaid expense ...................................................................            59,317
                                                                                       --------------
   Total assets ...................................................................     1,280,268,266
                                                                                       --------------
Liabilities
Advisory fee payable (Note 2) .....................................................           235,380
Accrued expenses ..................................................................            46,487
Dividends payable .................................................................            13,322
                                                                                       --------------
   Total liabilities ..............................................................           295,189
                                                                                       --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 1,279,678,900 shares of beneficial interest outstanding) .........................    $1,279,973,077
                                                                                       ==============
Net Assets Consist of:
Paid-in capital ...................................................................    $1,279,678,900
Unrealized appreciation ...........................................................           294,177
                                                                                       --------------
Total .............................................................................    $1,279,973,077
                                                                                       ==============

---------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Operations
For the Six Months Ended October 31, 2003 (Unaudited)
---------------------------------------------------------------------------------
Investment Income:
Interest and discount earned ......................................    $6,775,197
                                                                       ----------
Expenses:
Investment advisory fee (Note 2) ......................  $2,121,231
Dividend and transfer agency fees .....................      60,676
Accounting and custodian services .....................      58,651
Registration fees .....................................      30,496
Legal and audit fees ..................................       8,180
Insurance .............................................       4,431
Trustees' fees (Note 5) ...............................       4,099
Printing and shareholder reports ......................       2,272
Miscellaneous .........................................      16,413
                                                         ----------
   Total expense ......................................   2,306,449
Waived investment advisory fee (Note 2) ...............    (840,912)    1,465,537
                                                         ----------    ----------
   Net investment income ..........................................     5,309,660
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions ........      51,732
Net unrealized depreciation of investments ............    (175,630)
                                                         ----------
   Net realized and unrealized loss from investments ..............      (123,898)
                                                                       ----------
Net Increase in Net Assets Resulting From Operations ..............    $5,185,762
                                                                       ==========

See Notes to Financial Statements.

Merrill Lynch Treasury Fund
Statement of Changes in Net Assets (Unaudited)
                                                                          Six Months              Year
                                                                             Ended               Ended
                                                                       October 31, 2003      April 30, 2003
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income .............................................    $    5,309,660       $   18,765,709
Net realized gain from investment transactions ....................            51,732              159,895
Net unrealized appreciation (depreciation) of investments .........          (175,630)              32,060
                                                                       --------------       --------------
Net increase in net assets resulting from operations ..............         5,185,762           18,957,664
Total declared as dividends to shareholders (Note 4) ..............        (5,361,392)         (18,925,604)
Capital share transactions (Note 3) ...............................      (207,836,813)         417,096,556
                                                                       --------------       --------------
Net increase (decrease) in net assets .............................      (208,012,443)         417,128,616
Net Assets:
Beginning of period ...............................................     1,487,985,520        1,070,856,904
                                                                       --------------       --------------
End of period .....................................................    $1,279,973,077       $1,487,985,520
                                                                       ==============       ==============


----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Financial Highlights (Unaudited)
                                                     Six Months                                 Year Ended April 30,
                                                        Ended          -----------------------------------------------------------
                                                   October 31, 2003          2003         2002         2001       2000       1999
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ..........         $ 1.00             $ 1.00       $ 1.00       $ 1.00     $ 1.00     $ 1.00
Income from Investment Operations: ............
Net investment income .........................           .004               .014         .026         .056       .048       .046
Less Distributions:
Dividends from net investment income ..........          (.004)             (.014)       (.026)       (.056)     (.048)     (.046)
                                                        ------             ------       ------       ------     ------     ------
Net Asset Value, end of period ................         $ 1.00             $ 1.00       $ 1.00       $ 1.00     $ 1.00     $ 1.00
                                                        ======             ======       ======       ======     ======     ======
Total Return ..................................            .42%(1)           1.37%        2.60%        5.78%      4.94%      4.76%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............     $1,279,973         $1,487,986   $1,070,857   $1,052,009   $678,841   $680,340
 Ratio of expenses to average net assets
  (before waiver) .............................            .36%(2)            .35%         .36%         .39%       .39%       .39%
 Ratio of expenses to average net assets
  (after waiver) ..............................            .23%(2)            .22%         .23%         .25%       .25%       .25%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) .......            .68%(2)           1.19%        2.37%        5.45%      4.69%      4.36%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) ........            .81%(2)           1.32%        2.50%        5.59%      4.83%      4.50%

(1) Cumulative total return
(2) On an annualized basis

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
October 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------------
Assets:
Investment in the Master Institutional Tax-Exempt Fund, at value (Note 1a) ........    $9,805,866,906
Prepaid expense ...................................................................           363,720
                                                                                       --------------
   Total assets ...................................................................     9,806,230,626
                                                                                       --------------
Liabilities
Administration fee payable (Note 2) ...............................................         1,405,856
Dividends payable .................................................................           341,465
Accrued expenses ..................................................................           186,517
                                                                                       --------------
   Total liabilities ..............................................................         1,933,838
                                                                                       --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 9,804,181,266 shares of beneficial interest outstanding) .........................    $9,804,296,788
                                                                                       ==============
Net Assets Consist of:
Paid-in capital ...................................................................    $9,804,181,266
Accumulated net realized gain .....................................................           115,522
                                                                                       --------------
Total .............................................................................    $9,804,296,788
                                                                                       ==============

----------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Operations
For the Six Months Ended October 31, 2003 (Unaudited)
----------------------------------------------------------------------------------------
Investment Income:
Income allocated from the Master Institutional Tax-Exempt Fund .........     $49,725,067
Expenses allocated from Master Institutional Tax-Exempt Fund ...........      (2,489,462)
                                                                             -----------
   Total investment income .............................................      47,235,605
                                                                             -----------
Expenses:
Administration fee (Note 2) ............................................       7,100,910
Dividend and transfer agency fees ......................................         336,967
Registration fees ......................................................         229,228
Accounting services ....................................................         111,504
Legal and audit fees ...................................................          39,613
Insurance ..............................................................          27,344
Trustees' fees (Note 5) ................................................          22,579
Printing and shareholder reports .......................................          17,000
Miscellaneous ..........................................................          14,529
                                                                             -----------
   Total expense .......................................................       7,899,674
                                                                             -----------
   Net investment income ...............................................      39,335,931
Net realized gain on investment transactions allocated from the
 Master Institutional Tax-Exempt Fund ..................................          20,401
                                                                             -----------
Net Increase in Net Assets Resulting From Operations ...................     $39,356,332
                                                                             ===========

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Changes in Net Assets (Unaudited)
                                                                             Six Months              Year
                                                                                Ended               Ended
                                                                          October 31, 2003      April 30, 2003
---------------------------------------------------------------------------------------------------------------
Increase in Net Assets:
Operations:
Net investment income ................................................    $   39,335,931       $   78,196,947
Net realized gain from investment transactions .......................            20,401               15,224
                                                                          --------------       --------------
Net increase in net assets resulting from operations .................        39,356,332           78,212,171
Total declared as dividends to shareholders (Note 4) .................       (39,329,724)         (78,196,216)
Capital share transactions (Note 3) ..................................     1,618,749,604        3,712,701,241
                                                                          --------------       --------------
Net increase in net assets ...........................................     1,618,776,212        3,712,717,196

Net Assets:
Beginning of period ..................................................     8,185,520,576        4,472,803,380
                                                                          --------------       --------------
End of period, including undistributed net investment income of $6,207
 and $541, respectively (Note 1f) ....................................    $9,804,296,788       $8,185,520,576
                                                                          ==============       ==============

-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Financial Highlights (Unaudited)
                                                    Six Months                             Year Ended April 30,
                                                      Ended       -----------------------------------------------------------------
                                                 October 31, 2003        2003         2002          2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ........         $ 1.00           $ 1.00       $ 1.00        $ 1.00       $ 1.00       $ 1.00
Net investment income .......................           .004              .01          .02           .04          .03          .03
Dividends from net investment income ........          (.004)            (.01)        (.02)         (.04)        (.03)        (.03)
                                                      ------           ------       ------        ------       ------       ------
Net Asset Value, end of period ..............         $ 1.00           $ 1.00       $ 1.00        $ 1.00       $ 1.00       $ 1.00
                                                      ======           ======       ======        ======       ======       ======
Total Return ................................            .42%(1)         1.23%        2.01%         3.96%        3.41%        3.22%
Ratios/Supplemental Data: ...................
 Net Assets, end of period (000) ............    $ 9,804,297       $8,185,521   $4,472,803    $3,147,370   $2,055,674   $1,953,075
 Ratio of expenses to average net assets
  (before waiver) ...........................            .22%(2)          .22%         .38%          .46%         .48%         .49%
 Ratio of expenses to average net assets
  (after waiver) ............................             --               --          .23%          .23%         .24%         .24%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) .....            .83%(2)         1.19%        1.77%         3.61%        3.12%        2.92%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) ......             --               --         1.92%         3.84%        3.36%        3.17%

(1) Cumulative total return
(2) On an annualized basis


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. The Trust consists of five series, Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Treasury Fund, and Merrill Lynch Institutional Tax Exempt Fund (collectively, the "Funds"). The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements.

     The Premier Institutional, Institutional and Institutional Tax-Exempt Funds (the "Feeder Funds") invest all of their investable assets in interests in the Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax-Exempt Fund (the "Master Funds"), respectively, each a registered investment company having the same investment objective as the Feeder Funds (Note 6).

     The value of the Feeder Funds' investments in the Master Funds reflect the Feeder Funds' proportionate interest in the Master Funds (approximately 100% for each of the Feeder Funds at October 31, 2003). The results of operations and performance of the Feeder Funds are directly affected by the performance of the Master Funds.

     The financial statements of the Master Funds, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

     The following is a summary of significant accounting policies consistently followed by the Trust in conformity with accounting principles generally accepted in the United States of America.

     (a) Valuation of securities by each of the Master Funds is discussed in
Note 1(a) of the Master Funds Notes to Financial Statements which are included elsewhere in this report. The value of the Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the "Trustees") of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgement of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method.

     For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

     (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no federal income tax provision is required.

     (c) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Realized gains and losses on investments are computed on the basis of identified cost of security sold.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements -- Continued (Unaudited)
--------------------------------------------------------------------------------

     The Feeder Funds net investment income includes the Feeder Funds' pro-rata share of the net investment income of the respective Master Funds.

     The Government Fund and Treasury Fund record interest income (after adjustment for amortization of premium or accretion of discount) as earned.

     (d) Prepaid registration fees are charged to income as the related shares are sold.

     (e) Repurchase agreements -- The Government Fund invests in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Government Fund takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

     (f) During the year ended April 30, 2003, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $190 each in accumulated net realized loss and undistributed net investment income, as a result of permanent differences arising from different treatments of market discount for book and tax purposes.

2. Investment Advisory Fees and Other Transactions with Affiliates

FAM, a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Government Fund and Treasury Fund for a fee, subject to certain limitations, at the annual rates listed below.


                          Percentage of Average Daily Net Assets
                          --------------------------------------
Government Fund and
Treasury Fund .........    .35% up to and including $500,000,000
                          plus .335% over $500,000,000 up to and
                           including $750,000,000
                          plus .32% over $750,000,000 up to and
                           including $1,000,000,000
                          plus .30% over $1,000,000,000

     FAM has agreed to waive a portion of its advisory fees for the Government and Treasury Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

     For the period ended October 31, 2003, FAM waived a portion of its fees amounting to $3,088,674 for the Government Fund and $840,912 for the Treasury Fund.

     FAM provides certain administrative services to the Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund, for a fee at an annual rate of 0.10%, 0.15% and 0.15%, respectively, of average daily net assets.

     All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements -- Continued (Unaudited)
--------------------------------------------------------------------------------

     Transactions in shares at a constant net asset value of $1.00 per share were as follows:

                                              Period               Year
                                              Ended                Ended
                                           October 31,           April 30,
Premier Institutional Fund                     2003                2003
--------------------------              ---------------     ---------------
Shares sold .........................   279,031,492,380     524,536,432,823
Shares issued to shareholders in
  reinvestment of dividends .........       160,154,914        460,366,923
                                        ---------------     ---------------
    Total ...........................   279,191,647,294     524,996,799,746
Shares redeemed .....................   273,878,380,662     526,789,939,862
                                        ---------------     ---------------
    Net increase (decrease) .........     5,313,266,632      (1,793,140,116)
                                        ===============     ===============


                                             Period              Year
                                              Ended             Ended
                                           October 31,         April 30,
Institutional Fund                            2003               2003
------------------                      --------------     --------------
Shares sold .........................   42,146,419,108     91,023,986,780
Shares issued to shareholders in
  reinvestment of dividends .........       51,726,738        155,576,796
                                        --------------     --------------
    Total ...........................   42,198,145,846     91,179,563,576
Shares redeemed .....................   41,165,279,778     92,355,280,117
                                        --------------     --------------
    Net increase (decrease) .........    1,032,866,068     (1,175,716,541)
                                        ==============     ==============


                                            Period                 Year
                                             Ended                Ended
                                          October 31,           April 30,
Government Fund                              2003                 2003
---------------                         --------------       --------------
Shares sold .........................   18,446,381,428       51,608,815,481
Shares issued to shareholders in
  reinvestment of dividends .........       24,107,762           74,368,743
                                        --------------       --------------
    Total ...........................   18,470,489,190       51,683,184,224
Shares redeemed .....................   18,624,917,733       51,130,497,417
                                        --------------       --------------
    Net increase (decrease) .........     (154,428,543)         552,686,807
                                        ==============       ==============


                                            Period              Year
                                            Ended               Ended
                                         October 31,          April 30,
Treasury Fund                                2003               2003
-------------                           -------------       -------------
Shares sold .........................   1,508,495,595       5,628,122,617
Shares issued to shareholders in
  reinvestment of dividends .........      5,196,974           17,509,583
                                        -------------       -------------
    Total ...........................   1,513,692,569       5,645,632,200
Shares redeemed .....................   1,721,529,382       5,228,535,644
                                        -------------       -------------
    Net increase (decrease) .........    (207,836,813)        417,096,556
                                        =============       =============


                                            Period              Year
                                             Ended             Ended
Institutional                             October 31,         April 30,
Tax-Exempt Fund                              2003               2003
---------------                         --------------     --------------
Shares sold .........................   17,470,954,647     26,166,998,472
Shares issued to shareholders in
  reinvestment of dividends .........       36,711,615         72,683,660
                                        --------------     --------------
    Total ...........................   17,507,666,262     26,239,682,132
Shares redeemed .....................   15,888,916,658     22,526,980,891
                                        --------------     --------------
    Net increase ....................    1,618,749,604      3,712,701,241
                                        ==============     ==============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total net investment income plus or minus realized gains or losses, if any, on investments.

     Dividends for the Institutional Tax-Exempt Fund are declared from net investment income excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

     At April 30, 2003, the Institutional Tax-Exempt Fund had net capital loss carryovers of $20,199 of which $16,409 expire in the year 2003 and $3,790 expire in 2007.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements -- Continued (Unaudited)
--------------------------------------------------------------------------------

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual retainer fee of $40,000 plus an additional fee of $2,500 for each board meeting attended. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.

6. Transfer of Assets

On January 14, 2002, the Premier Institutional, Institutional and Institutional Tax-Exempt Funds transferred net assets with a value of $43,644,470,766, $11,548,477,701, and $4,386,624,176 (substantially all of their investable assets) including unrealized appreciation of $61,157,652, $13,877,641, and $0, to the Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax- Exempt Fund, respectively, in exchange for an interest in each respective Master Fund.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments
October 31, 2003 (Unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                         Interest    Maturity            Value
                     Face Amount                                           Rate*       Date            (Note 1a)
------------------------------------------------------------------------------------------------------------------
U.S.                $ 100,000,000    Fannie Mae .......................     3.13%    11/15/03     $   100,019,333
Government            113,000,000    Fannie Mae .......................     1.03     12/03/03         112,896,542
Agency Issues --      175,000,000    Fannie Mae .......................     1.04     12/03/03         174,839,000
12.2%                 150,000,000    Fannie Mae .......................     1.06     12/10/03         149,828,562
                      135,000,000    Fannie Mae .......................     1.07     12/24/03         134,788,331
                      376,491,000    Fannie Mae .......................     1.06     12/31/03         375,872,388
                       65,000,000    Fannie Mae .......................     3.63     04/15/04          65,724,483
                      100,000,000    Fannie Mae .......................     5.63     05/14/04         102,331,090
                      100,000,000    Fannie Mae .......................     2.63     11/04/04         100,000,000
                       92,750,000    Fannie Mae .......................     2.65     11/04/04          92,750,000
                       62,700,000    Fannie Mae .......................     2.60     11/05/04          62,700,000
                      155,000,000    Fannie Mae .......................     2.20     01/14/05         155,242,188
                       14,550,000    Fannie Mae .......................     2.15     01/28/05          14,574,706
                       50,000,000    Fannie Mae .......................     2.07     02/11/05          50,093,750
                      360,000,000    Fannie Mae .......................     3.88     03/15/05         370,987,523
                      200,000,000    Fannie Mae .......................     7.00     07/15/05         216,953,180
                      150,000,000    Fannie Mae .......................     2.11     08/26/05         150,375,000
                      200,000,000    Fannie Mae .......................     1.88     09/15/05         199,621,980
                      100,000,000    Fannie Mae .......................     2.34     09/16/05         100,625,000
                      174,000,000    Fannie Mae .......................     2.10     10/21/05         174,271,875
                      175,000,000    Federal Home Loan Banks ..........     1.75     08/15/05         174,234,375
                      125,000,000    Federal Home Loan Banks ..........     2.15     10/14/05         125,078,125
                      100,000,000    Federal Home Loan Banks ..........     3.00     08/15/05         101,744,090
                      350,000,000    Federal Home Loan Banks ..........     4.88     04/16/04         355,889,065
                      225,058,000    Freddie Mac ......................     1.07     11/07/03         225,017,865
                      150,000,000    Freddie Mac ......................     1.06     12/11/03         149,824,167
                       75,000,000    Freddie Mac ......................     3.25     12/15/03          74,992,480
                      185,000,000    Freddie Mac ......................     1.06     12/22/03         184,722,192
                      176,700,000    Freddie Mac ......................     1.06     12/30/03         176,394,481
                       68,043,000    Freddie Mac ......................     1.04     12/31/03          67,934,131
                      100,000,000    Freddie Mac ......................     5.00     01/15/04         100,779,100
                      269,500,000    Freddie Mac ......................     3.75     04/15/04         272,654,470
                      100,000,000    Freddie Mac ......................     2.60     11/05/04         100,008,410
                       91,465,000    Freddie Mac ......................     2.15     01/21/05          91,604,018
                       99,500,000    Freddie Mac ......................     2.00     04/22/05          99,671,339


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)

---------------------------------------------------------------------------------------------------------------------
                                                                             Interest    Maturity            Value
                     Face Amount                                               Rate*       Date            (Note 1a)
---------------------------------------------------------------------------------------------------------------------
U.S.               $  100,000,000    Freddie Mac ...........................    2.15%    10/28/05     $   100,055,890
Government            303,700,000    Freddie Mac ...........................    2.29     10/28/05         304,552,697
Agency Issues         177,700,000    Freddie Mac ...........................    2.41     11/04/05         177,700,000
(continued)           170,000,000    Freddie Mac ...........................    2.30     11/17/05         169,915,000
                       62,300,000    Federal Home Loan Banks D/N ...........    1.03     12/03/03          62,242,961
                       67,000,000    Federal Home Loan Banks D/N ...........    1.04     12/05/03          66,934,508
---------------------------------------------------------------------------------------------------------------------
                                     Total U.S. Government Agency
                                     Issues (Cost $6,077,162,664) ..........                            6,086,444,295
---------------------------------------------------------------------------------------------------------------------
U.S. Government       680,000,000    Fannie Mae ............................    0.97     12/03/03         679,980,936
Agency Issues --    1,154,000,000    Fannie Mae ............................    1.20     01/14/04       1,154,000,000
Variable Rate --      450,000,000    Fannie Mae ............................    0.99     01/22/04         449,962,132
23.9%                 800,000,000    Fannie Mae ............................    0.99     05/27/04         799,793,962
                      200,000,000    Fannie Mae ............................    1.00     10/28/04         199,940,498
                      650,000,000    Fannie Mae ............................    1.04     10/29/04         649,789,465
                      650,000,000    Fannie Mae ............................    1.04     01/28/05         649,797,347
                      400,000,000    Fannie Mae ............................    1.06     02/18/05         399,920,546
                      800,000,000    Fannie Mae ............................    1.07     03/16/05         799,944,899
                      550,000,000    Fannie Mae ............................    1.07     03/23/05         549,846,100
                      160,000,000    Federal Farm Credit Banks .............    0.98     11/03/03         159,999,738
                      226,500,000    Federal Farm Credit Banks .............    0.98     11/14/03         226,496,777
                      100,000,000    Federal Farm Credit Banks .............    1.16     01/30/04          99,992,459
                      100,000,000    Federal Farm Credit Banks .............    1.02     10/28/04          99,980,251
                      158,500,000    Federal Farm Credit Banks .............    1.02     11/04/04         158,500,000
                      300,000,000    Federal Farm Credit Banks .............    1.02     11/22/04         299,936,471
                      200,000,000    Federal Farm Credit Banks .............    1.03     12/02/04         199,978,244
                       98,000,000    Federal Farm Credit Banks .............    1.03     05/02/05          97,970,613
                      100,000,000    Federal Farm Credit Banks .............    1.03     05/19/05          99,984,542
                      196,000,000    Federal Farm Credit Banks .............    1.04     06/13/05         195,968,361
                       75,000,000    Federal Farm Credit Banks .............    1.05     09/19/05          74,999,154
                      163,900,000    Federal Farm Credit Banks .............    1.04     02/21/06         163,824,361
                      190,000,000    Federal Farm Credit Banks .............    1.04     05/19/06         189,903,266
                      116,000,000    Federal Farm Credit Banks .............    1.07     02/20/08         115,950,068
                      100,000,000    Federal Farm Credit Banks .............    1.08     03/20/08         100,000,000
                       24,000,000    Federal Farm Credit Banks .............    1.07     06/20/08          23,988,732
                      100,000,000    Federal Farm Credit Banks .............    1.06     07/17/08          99,952,928

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest    Maturity            Value
                       Face Amount                                                     Rate*       Date            (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government     $  281,100,000    Federal Home Loan Banks ......................    0.96%    11/07/03     $   281,096,775
Agency Issues --       415,500,000    Federal Home Loan Banks ......................    0.97     12/04/03         415,481,234
Variable Rate          255,000,000    Federal Home Loan Banks ......................    0.98     12/29/03         254,983,783
(continued)            255,000,000    Federal Home Loan Banks ......................    1.00     01/02/04         254,999,210
                       638,000,000    Federal Home Loan Banks ......................    1.00     01/06/04         637,956,370
                       500,000,000    Federal Home Loan Banks ......................    1.01     07/14/04         499,926,000
                       301,000,000    Federal Home Loan Banks ......................    1.01     08/19/04         300,951,796
                       425,000,000    Federal Home Loan Banks ......................    1.07     03/30/05         424,909,574
                       100,000,000    Freddie Mac ..................................    1.07     08/28/06          99,943,558
-----------------------------------------------------------------------------------------------------------------------------
                                      Total U.S. Government Agency
                                      Issues -- Variable Rate
                                      (Cost $11,910,619,271) .......................                           11,910,650,150
-----------------------------------------------------------------------------------------------------------------------------
Certificates of        150,000,000    First Tennessee Bank, N.A. ...................    1.07     12/05/03         149,999,973
Deposit --             125,000,000    First Tennessee Bank, N.A. ...................    1.07     12/10/03         125,000,000
0.7%                   100,000,000    Washington Mutual Bank FA ....................    1.08     12/15/03         100,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                      Total Certificates of Deposit
                                      (Cost $374,999,973) ..........................                              374,999,973
-----------------------------------------------------------------------------------------------------------------------------
Euro Certificates      200,000,000    Bayerische Landesbank Girozentrale,
of Deposit --                           London .....................................    1.03     12/31/03         199,972,140
4.8%                   200,000,000    BNP Paribas ..................................    1.07     12/09/03         200,000,000
                       300,000,000    Deutsche Bank AG, London .....................    1.08     12/30/03         300,002,454
                       200,000,000    HBOS Treasury Services PLC ...................    1.06     11/10/03         200,000,000
                       250,000,000    HBOS Treasury Services PLC ...................    1.07     11/12/03         250,000,000
                       150,000,000    HBOS Treasury Services PLC ...................    1.07     11/19/03         150,000,292
                       100,000,000    Landesbank Baden-Wurttemberg,
                                        London .....................................    1.12     12/08/03         100,005,101
                       200,000,000    Nordeutsche Landesbank Girozentrale ..........    1.08     12/08/03         200,002,044
                       500,000,000    Royal Bank of Scotland .......................    1.07     12/18/03         500,003,258
                       100,000,000    Royal Bank of Scotland .......................    1.06     12/29/03         100,000,000
                       200,000,000    Societe Generale .............................    1.12     12/08/03         200,010,202
-----------------------------------------------------------------------------------------------------------------------------
                                      Total Euro Certificates of Deposit
                                      (Cost $2,400,023,352) ........................                            2,399,995,491
-----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)

------------------------------------------------------------------------------------------------------------------------
                                                                                Interest    Maturity            Value
                       Face Amount                                                Rate*       Date            (Note 1a)
------------------------------------------------------------------------------------------------------------------------
Yankee              $  500,000,000    Credit Suisse First Boston, NY ..........    1.05%    11/14/03     $   500,000,000
Certificates of        200,000,000    Danske Bank A/S .........................    1.05     11/14/03         200,000,000
Deposit -- 4.0%        150,000,000    Deutsche Bank AG, NY ....................    1.07     12/08/03         150,000,000
                       200,000,000    Fortis Bank, NY .........................    1.04     12/29/03         200,000,000
                        50,000,000    Landesbank Hessen Thuringen
                                        Girozentrale ..........................    1.11     12/08/03          50,002,806
                       100,000,000    Societe Generale, NY ....................    1.06     12/02/03         100,000,000
                       145,000,000    Societe Generale, NY ....................    1.07     12/02/03         145,000,624
                        80,000,000    Svenska Handelsbanken AB, NY ............    1.06     11/17/03          79,999,998
                       200,000,000    Svenska Handelsbanken AB, NY ............    1.06     12/05/03         199,999,982
                        50,000,000    Swedbank Sparbanken
                                        Svenge AB, NY .........................    1.39     11/15/04          49,973,335
                       100,000,000    Toronto-Dominion Bank, NY ...............    1.07     12/10/03         100,000,000
                       200,000,000    Westdeutsche Landesbank
                                        Gironzentrale .........................    1.06     12/08/03         200,000,000
------------------------------------------------------------------------------------------------------------------------
                                      Total Yankee Certificates of Deposit
                                      (Cost $1,974,995,615) ...................                            1,974,976,745
------------------------------------------------------------------------------------------------------------------------
Yankee                 500,000,000    Barclays Bank PLC .......................    1.03     02/26/04         499,983,973
Certificates           200,000,000    BNP Paribas, NY .........................    1.04     06/10/04         199,975,738
of Deposit--           210,000,000    Canadian Imperial Bank
Variable                                of Commerce ...........................    1.14     11/15/04         210,000,000
Rate -- 5.0%           350,000,000    Credit Agricole Indosuez, NY ............    1.04     02/17/04         349,989,728
                       100,000,000    Danske Bank A/S, NY .....................    1.04     02/20/04          99,998,480
                       200,000,000    Nordea Bank, Finland ....................    1.06     01/27/04         199,997,617
                       200,000,000    Nordea Bank, Finland ....................    1.06     02/13/04         199,994,301
                       135,000,000    Rabobank Nederland N.V., NY .............    1.04     02/17/04         134,998,019
                       165,000,000    Rabobank Nederland N.V., NY .............    1.03     02/26/04         164,994,711
                       395,000,000    Royal Bank of Canada, NY ................    1.05     01/27/04         394,995,292
                        25,000,000    Societe Generale, NY ....................    1.05     02/12/04          24,999,647
------------------------------------------------------------------------------------------------------------------------
                                      Total Yankee Certificates of
                                      Deposit -- Variable Rate
                                      (Cost $2,479,927,506) ...................                            2,479,927,506
------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest    Maturity            Value
                       Face Amount                                                     Rate*       Date            (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------

Time                $  500,000,000    Canadian Imperial Bank of
Deposits -- 3.5%                        Commerce, Cayman ...........................    1.05%    11/03/03     $   500,000,000
                     1,263,918,000    SunTrust Bank, Cayman ........................    1.05     11/03/03       1,263,918,000
-----------------------------------------------------------------------------------------------------------------------------
                                      Total Time Deposits
                                      (Cost $1,763,918,000) ........................                            1,763,918,000
-----------------------------------------------------------------------------------------------------------------------------
Bank Notes --           75,000,000    American Express Centurion Bank ..............    1.10     04/14/04          75,000,000
Variable Rate --       150,000,000    U.S. Bank, NA ................................    1.05     01/29/04         149,996,352
0.4%
-----------------------------------------------------------------------------------------------------------------------------
                                      Total Bank Notes -- Variable Rate
                                      (Cost $224,996,352) ..........................                              224,996,352
-----------------------------------------------------------------------------------------------------------------------------
Corporate               29,000,000    BMW U.S. Capital Corp. .......................    4.07     06/07/04          29,452,571
Notes -- 0.3%           54,299,081    CIT Equipment Collateral Trust ...............    1.21     06/21/04          54,298,598
                        50,000,000    Links Finance LLC ............................    1.50     11/15/04          50,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                      Total Corporate Notes
                                      (Cost $133,790,492) ..........................                              133,751,169
-----------------------------------------------------------------------------------------------------------------------------
Corporate Notes --      84,000,000    Associates Corp. NA ..........................    1.24     06/25/04          84,008,484
Variable               402,000,000    Deutsche Bank AG, NY .........................    1.25     06/21/04         402,000,000
Rate -- 1.4%            50,000,000    Morgan Stanley ...............................    1.24     11/15/04          49,995,295
                       150,000,000    SLM Corporation ..............................    1.12     11/01/04         149,990,052
-----------------------------------------------------------------------------------------------------------------------------
                                      Total Corporate Notes --
                                      Variable Rate
                                      (Cost $685,990,829)...........................                              685,993,831
-----------------------------------------------------------------------------------------------------------------------------
Extendable              47,000,000    Citibank Credit Card Issuance Trust ..........    1.08     11/06/03          46,992,950
Commercial             300,000,000    Citibank Credit Card Issuance Trust ..........    1.08     11/10/03         299,919,000
Notes -- 4.9%           53,000,000    Citibank Credit Card Issuance Trust ..........    1.08     11/12/03          52,982,510
                       200,000,000    Citibank Credit Card Issuance Trust ..........    1.06     11/24/03         199,864,555
                       173,555,000    Discover Card Master Trust 2001A .............    1.07     11/10/03         173,508,574
                       100,000,000    Discover Card Master Trust 2001A .............    1.07     12/12/03          99,878,139
                       100,103,000    Long Lane Master Trust IV 144A ...............    1.07     11/24/03         100,034,568
                       171,352,000    MBNA Master Credit Card Trust II .............    1.08     11/18/03         171,264,610
                       259,837,000    MBNA Master Credit Card Trust II .............    1.08     12/02/03         259,595,352
                       100,000,000    Motown Notes Program,
                                        Series 2002-1 ..............................    1.07     11/20/03          99,943,528

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------
                                                                                  Interest   Maturity            Value
                       Face Amount                                                  Rate*      Date            (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
Extendable          $  130,178,000    Park Granada LLC .........................    1.07%    11/17/03     $   130,116,093
Commercial             140,584,000    Park Granada LLC .........................    1.08     11/24/03         140,486,997
Notes                   40,000,000    Park Granada LLC .........................    1.09     12/01/03          39,963,667
(continued)             15,028,000    Park Granada LLC .........................    1.08     12/09/03          15,010,868
                        15,078,000    Park Granada LLC .........................    1.08     12/10/03          15,060,359
                        25,000,000    Park Granada LLC .........................    1.09     12/16/03          24,965,937
                       150,125,000    Park Granada LLC .........................    1.09     12/18/03         149,911,364
                        40,000,000    Park Granada LLC .........................    1.09     12/19/03          39,941,867
                       205,000,000    Park Granada LLC .........................    1.09     12/22/03         204,683,446
                        80,000,000    Park Granada LLC .........................    1.09     12/23/03          79,874,044
                       110,000,000    Park Granada LLC .........................    1.08     12/30/03         109,805,300
-------------------------------------------------------------------------------------------------------------------------
                                      Total Extendable Commercial
                                      Notes -- (Cost $2,453,803,728) ...........                            2,453,803,728
-------------------------------------------------------------------------------------------------------------------------
Master                 250,000,000    K2 (USA) LLC .............................    1.06     06/15/04         249,977,000
Notes -- 2.3%          100,000,000    K2 (USA) LLC .............................    1.06     07/06/04          99,985,110
                       100,000,000    K2 (USA) LLC .............................    1.09     01/28/04         100,000,000
                       100,000,000    Links Finance LLC ........................    1.08     05/17/04          99,996,983
                       100,000,000    Links Finance LLC ........................    1.08     05/17/04          99,997,024
                       100,000,000    Links Finance LLC ........................    1.10     02/05/04         100,000,000
                        75,000,000    Northern Rock PLC ........................    1.14     11/19/03          75,000,000
                        60,000,000    Parkland Finance Corporation .............    1.10     05/17/04          59,993,040
                       100,000,000    Sigma Finance Inc. .......................    1.07     09/22/04          99,985,000
                        65,000,000    Sigma Finance Inc. .......................    1.08     02/18/04          65,000,000
                        50,000,000    Sigma Finance Inc. .......................    1.08     06/18/04          49,992,500
                        50,000,000    Sigma Finance Inc. .......................    1.08     06/28/04          50,000,000
-------------------------------------------------------------------------------------------------------------------------
                                      Total Master Notes
                                      (Cost $1,149,954,279).....................                            1,149,926,657
-------------------------------------------------------------------------------------------------------------------------
Master Notes --         25,000,000    Allstate Life Insurance Co. (a) ..........    1.24     12/12/03          25,000,000
Variable Rate --        75,000,000    Allstate Life Insurance Co. (a) ..........    1.22     03/26/04          75,000,000
5.4%                   100,000,000    Allstate Life Insurance Co. (a) ..........    1.20     06/15/04         100,000,000
                       171,000,000    BMW U.S. Capital Corp. ...................    1.12     12/10/03         171,000,000
                       130,000,000    CC (USA) Inc. (Centauri) .................    1.08     02/12/04         130,002,990
                        63,000,000    CC (USA) Inc. (Centauri) .................    1.08     02/25/04          62,999,433
                        55,000,000    CC (USA) Inc. (Centauri) .................    1.07     10/12/04          54,985,651

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                                    Interest   Maturity            Value
                       Face Amount                                                    Rate*      Date            (Note 1a)
---------------------------------------------------------------------------------------------------------------------------
Master Notes --     $   60,000,000    Equitable Life Assurance Co.
Variable Rate                           of Iowa (a) ..............................    1.22%    12/24/03     $    60,000,000
(continued)            100,000,000    Equitable Life Assurance Co.
                                        of Iowa (a) ..............................    1.22     01/20/04         100,000,000
                       100,000,000    Equitable Life Assurance Co.
                                        of Iowa (a) ..............................    1.21     02/27/04         100,000,000
                        50,000,000    GE Life and Annuity Assurance
                                        Co. (a) ..................................    1.18     11/03/03          50,000,000
                        50,000,000    GE Life and Annuity Assurance
                                        Co. (a) ..................................    1.17     10/01/04          50,000,000
                       200,000,000    General Electric Capital Corp. .............    1.20     11/16/04         200,037,200
                        15,000,000    Goldman Sachs Group, Inc. ..................    1.40     11/10/04          15,000,000
                       100,000,000    Hartford Life Insurance Co. (a) ............    1.21     05/03/04         100,000,000
                       213,000,000    Household Financial Corp. ..................    1.13     08/18/04         212,974,227
                       250,000,000    J. P. Morgan Chase & Co. (a) ...............    1.04     03/01/04         250,000,000
                        40,000,000    Jackson National Life Insurance
                                        Co. (a) ..................................    1.20     05/03/04          40,000,000
                       108,000,000    Met Life Funding, Inc. (a) .................    1.13     11/15/04         108,013,403
                       210,000,000    Metropolitan Life Insurance
                                        Company (a) ..............................    1.19     09/01/04         210,000,000
                        60,000,000    Monumental Life Insurance Co. (a) ..........    1.27     08/13/04          60,000,000
                        90,000,000    Monumental Life Insurance Co. (a) ..........    1.28     11/22/04          90,000,000
                       150,000,000    New York Life Insurance
                                        Company (a) ..............................    1.22     12/09/03         150,000,000
                       100,000,000    New York Life Insurance
                                        Company (a) ..............................    1.18     05/28/04         100,000,000
                       136,000,000    New York Life Insurance
                                        Company (a) ..............................    1.22     10/20/04         136,000,000
                        10,000,000    Pacific Life Insurance Co. (a) .............    1.20     06/02/04          10,000,000
                        10,000,000    Pacific Life Insurance Co. (a) .............    1.20     10/01/04          10,000,000
                        30,000,000    Travelers Insurance Company
                                        (The) (a) ................................    1.18     03/01/04          30,000,000
---------------------------------------------------------------------------------------------------------------------------
                                      Total Master Notes -- Variable Rate
                                      (Cost $2,700,994,829).......................                            2,701,012,904
---------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------
                                                                                  Interest   Maturity            Value
                       Face Amount                                                  Rate*      Date            (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
Commercial          $  119,165,000    Amstel Funding Corporation ...............    1.06%    12/09/03     $   119,031,668
Paper -- 18.8%         150,000,000    Amstel Funding Corporation ...............    1.09     12/11/03         149,818,333
                       200,000,000    Amstel Funding Corporation ...............    1.07     12/15/03         199,738,445
                        50,000,000    Amsterdam Funding Corp. ..................    1.05     11/03/03          49,997,083
                        50,000,000    Amsterdam Funding Corp. ..................    1.05     11/07/03          49,991,250
                       100,000,000    Amsterdam Funding Corp. ..................    1.05     11/10/03          99,973,750
                        84,500,000    Amsterdam Funding Corp. ..................    1.06     12/15/03          84,390,526
                        50,000,000    Aquinas Funding LLC ......................    1.07     12/10/03          49,942,042
                       200,000,000    Aspen Funding Corporation ................    1.05     11/10/03         199,947,500
                        70,610,000    Asset Securitization Coop Corp. ..........    1.05     11/14/03          70,583,227
                       429,841,000    Atlantis One Funding Corp. ...............    1.05     12/17/03         429,264,297
                        37,761,000    Barton Capital Corp. .....................    1.05     11/05/03          37,756,595
                        47,050,000    Barton Capital Corp. .....................    1.05     11/13/03          47,033,533
                        79,890,000    Barton Capital Corp. .....................    1.06     12/02/03          79,817,078
                        50,000,000    Blue Ridge Asset Funding Corp. ...........    1.05     11/19/03          49,973,750
                        58,000,000    Cancara Asset Securitization .............    1.07     12/12/03          57,929,321
                        20,000,000    CIT Group, Inc. ..........................    1.09     11/05/03          19,997,578
                        39,000,000    CIT Group, Inc. ..........................    1.08     11/14/03          38,984,860
                        45,000,000    CIT Group, Inc. ..........................    1.07     12/09/03          44,949,175
                        75,000,000    CIT Group, Inc. ..........................    1.07     12/12/03          74,908,605
                        35,706,000    CIT Group, Inc. ..........................    1.07     12/19/03          35,655,060
                       150,000,000    Clipper Receivables Corp. ................    1.06     12/11/03         149,823,333
                       133,000,000    Compass Securitization LLC ...............    1.06     11/04/03         132,988,252
                       136,025,000    Compass Securitization LLC ...............    1.07     12/15/03         135,847,109
                        25,000,000    Countrywide Financial Corp. ..............    1.08     11/14/03          24,990,250
                        25,000,000    Countrywide Financial Corp. ..............    1.08     12/12/03          24,969,250
                        50,000,000    Countrywide Financial Corp. ..............    1.08     12/31/03          49,910,835
                       137,000,000    Delaware Funding Corp. ...................    1.05     12/08/03         136,852,154
                        50,000,000    Den Norske Bank ASA ......................    1.07     11/07/03          49,991,083
                       250,000,000    Edison Asset Securitization LLC ..........    1.08     11/04/03         249,977,500
                       200,000,000    Edison Asset Securitization LLC ..........    1.05     12/15/03         199,743,333
                        50,000,000    Eureka Securitization Inc. ...............    1.05     12/12/03          49,940,208
                        35,000,000    Fairway Financial Corp. LLC ..............    1.05     11/18/03          34,982,646
                       130,125,000    Fairway Financial Corp. LLC ..............    1.05     11/20/03         130,052,889
                       107,000,000    Falcon Asset Securitization ..............    1.05     11/07/03         106,981,275

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------
                                                                                   Interest   Maturity            Value
                       Face Amount                                                   Rate*      Date            (Note 1a)
--------------------------------------------------------------------------------------------------------------------------
Commercial          $   65,000,000    Falcon Asset Securitization ...............    1.05%    11/13/03     $    64,977,250
Paper                   67,100,000    Falcon Asset Securitization ...............    1.05     12/03/03          67,037,373
(continued)             50,000,000    Fleet Funding Corporation .................    1.07     11/17/03          49,976,222
                       100,000,000    Fleet Funding Corporation .................    1.06     12/10/03          99,885,167
                        50,000,000    Galleon Capital Corporation ...............    1.06     11/07/03          49,991,167
                        50,000,000    Galleon Capital Corporation ...............    1.06     11/17/03          49,976,444
                        65,000,000    GE Financial Assurance
                                        Holdings Inc. ...........................    1.06     12/04/03          64,936,842
                       150,000,000    General Electric Capital Corp. ............    1.06     11/17/03         149,929,333
                       200,000,000    General Electric Capital Corp. ............    1.06     12/29/03         199,658,444
                       200,000,000    General Electric Capital Corp. ............    1.06     12/30/03         199,652,556
                       150,000,000    Grampian Funding Limited ..................    1.07     12/18/03         149,790,458
                        80,000,000    Jupiter Securitization Corp. ..............    1.05     11/06/03          79,988,333
                       150,000,000    Jupiter Securitization Corp. ..............    1.06     11/07/03         149,973,625
                       100,000,000    Jupiter Securitization Corp. ..............    1.05     11/14/03          99,962,083
                       189,649,000    Kitty Hawk Funding Corp. ..................    1.05     11/07/03         189,615,811
                        42,000,000    Lake Constance Funding ....................    1.06     11/25/03          41,970,320
                       100,000,000    Lake Constance Funding ....................    1.07     12/05/03          99,898,945
                        50,000,000    Links Finance LLC .........................    1.05     11/13/03          49,982,500
                        68,811,000    MBNA Master Credit Card Trust II ..........    1.09     12/04/03          68,742,246
                        40,000,000    Mont Blanc Capital Corp. ..................    1.06     11/26/03          39,970,556
                       124,126,000    Montauk Funding Corporation ...............    1.07     12/04/03         124,004,253
                       158,000,000    Montauk Funding Corporation ...............    1.08     12/12/03         157,805,660
                        60,000,000    Motown Notes Program,
                                        Series 2002-1 ...........................    1.08     11/17/03          59,971,200
                       155,000,000    Motown Notes Program,
                                        Series 2002-1 ...........................    1.08     11/18/03         154,920,950
                       100,000,000    Motown Notes Program,
                                        Series 2002-1 ...........................    1.08     11/20/03          99,943,000
                        81,000,000    Motown Notes Program,
                                        Series 2002-1 ...........................    1.08     12/19/03          80,883,360
                       100,000,000    NBNZ International Limited ................    1.09     12/29/03          99,824,389
                       150,000,000    Newport Funding Corporation ...............    1.05     11/10/03         149,960,625
                        55,250,000    Old Line Funding Corp. ....................    1.05     11/07/03          55,240,331
                        30,000,000    Old Line Funding Corp. ....................    1.06     11/13/03          29,989,400

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------
                                                                                  Interest   Maturity            Value
                       Face Amount                                                  Rate*      Date            (Note 1a)
--------------------------------------------------------------------------------------------------------------------------
Commercial          $   35,000,000    Old Line Funding Corp. ...................    1.05%    11/18/03     $    34,982,646
Paper                   82,000,000    Park Avenue Receivables Corp. ............    1.05     11/04/03          81,992,825
(continued)             53,500,000    Park Avenue Receivables Corp. ............    1.05     11/06/03          53,492,198
                        75,069,000    Park Avenue Receivables Corp. ............    1.05     11/07/03          75,055,863
                       100,000,000    Park Avenue Receivables Corp. ............    1.05     11/14/03          99,962,083
                        89,000,000    Park Avenue Receivables Corp. ............    1.05     11/24/03          88,940,296
                       100,000,000    PB Finance (Delaware) Inc. ...............    1.09     12/19/03          99,854,667
                        40,850,000    Polonius Inc. ............................    1.07     11/25/03          40,820,860
                        75,000,000    Preferred Receivables Funding Corp. ......    1.05     11/10/03          74,980,313
                       115,000,000    Preferred Receivables Funding Corp. ......    1.05     11/12/03         114,963,104
                        93,163,000    Preferred Receivables Funding Corp. ......    1.05     11/13/03          93,130,393
                       200,000,000    Prudential Funding LLC ...................    1.06     12/15/03         199,740,889
                        55,070,000    Romulus Funding Corporation ..............    1.08     11/18/03          55,041,914
                        29,366,000    Romulus Funding Corporation ..............    1.08     12/15/03          29,327,237
                        14,053,000    Romulus Funding Corporation ..............    1.08     12/16/03          14,034,028
                       104,039,000    Scaldis Capital LLC ......................    1.07     12/03/03         103,940,047
                        40,118,000    Scaldis Capital LLC ......................    1.04     12/23/03          40,057,734
                        44,589,000    Scaldis Capital LLC ......................    1.08     12/29/03          44,511,415
                       490,150,000    Sheffield Receivables Corp. ..............    1.05     11/04/03         490,107,112
                        53,000,000    Sheffield Receivables Corp. ..............    1.05     11/05/03          52,993,817
                       100,000,000    Societe Generale N.A. Inc. ...............    1.03     12/24/03          99,848,361
                        70,000,000    Svenska Handelsbanken, Inc. ..............    1.06     12/09/03          69,922,047
                        69,000,000    Thunder Bay Funding Corp. ................    1.06     11/14/03          68,973,588
                        60,000,000    Tulip Funding Corp. ......................    1.05     11/10/03          59,984,250
                       150,000,000    Tulip Funding Corp. ......................    1.05     11/14/03         149,943,125
                       300,000,000    Variable Funding Capital Corp. ...........    1.05     11/06/03         299,956,250
                       195,000,000    Windmill Funding Corp. ...................    1.05     11/10/03         194,948,813
                        90,000,000    Windmill Funding Corp. ...................    1.05     11/24/03          89,939,625
--------------------------------------------------------------------------------------------------------------------------
                                      Total Commercial Paper
                                      (Cost $9,366,637,302) ....................                            9,366,638,136
--------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------
                                                                                   Interest   Maturity            Value
                       Face Amount                                                   Rate*      Date            (Note 1a)
--------------------------------------------------------------------------------------------------------------------------
Commercial          $  125,000,000    Lehman Brothers Holdings Inc. .............    1.07%    03/04/04     $   125,000,000
Paper -- Variable      195,000,000    Morgan Stanley Dean Witter & Co. ..........    1.22     02/02/04         195,000,000
Rate -- 1.1%           185,000,000    Sigma Finance Inc. ........................    1.08     12/12/03         185,000,000
                        48,000,000    Sigma Finance Inc. ........................    1.08     12/22/03          48,000,000
--------------------------------------------------------------------------------------------------------------------------
                                      Total Commercial Paper --
                                      Variable Rate
                                      (Cost $553,000,000) .......................                              553,000,000
--------------------------------------------------------------------------------------------------------------------------
Collateralized Debt     95,000,000    Putman Structured Product 2002-1
Obligation --                         Class A-1 .................................    1.22     10/15/04          95,000,000
Variable Rate --
0.2%
--------------------------------------------------------------------------------------------------------------------------
                                      Total Collateralized Debt
                                      Obligation -- Variable Rate
                                      (Cost $95,000,000) ........................                               95,000,000
--------------------------------------------------------------------------------------------------------------------------
Collateralized         225,000,000    Citigroup Global Markets, Inc.,
Advancements --                         purchased on 10/31/03 ...................    1.16     11/03/03         225,000,000
3.4%                   500,000,000    Deutsche Bank Securities Inc.,
                                        purchased on 10/31/03 ...................    1.19     11/03/03         500,000,000
                       300,000,000    Goldman Sachs & Company,
                                        purchased on 10/31/03 ...................    1.10     11/03/03         300,000,000
                        50,000,000    Goldman Sachs & Company,
                                        purchased on 10/31/03 ...................    1.18     11/03/03          50,000,000
                       500,000,000    J.P. Morgan Securities Inc.,
                                        purchased on 10/31/03 ...................    1.18     11/03/03         500,000,000
                       100,000,000    Morgan Stanley & Co.,
                                        purchased on 10/31/03 ...................    1.11     11/03/03         100,000,000
--------------------------------------------------------------------------------------------------------------------------
                                      Total Collateralized Advancements
                                      (Cost $1,675,000,000) .....................                            1,675,000,000
--------------------------------------------------------------------------------------------------------------------------
Repurchase             500,000,000    ABN AMRO Inc.,
Agreements --                           purchased on 10/31/03 ...................    1.05     11/03/03         500,000,000
8.3%                   500,000,000    Credit Suisse First Boston Corp.,
                                        purchased on 10/31/03 ...................    1.06     11/03/03         500,000,000


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                          Interest   Maturity           Value
                       Face Amount                                          Rate*      Date           (Note 1a)
------------------------------------------------------------------------------------------------------------------

Repurchase         $   700,000,000    Deutsche Bank Securities Inc.,
Agreements                              purchased on 10/31/03 ...........    1.05%    11/03/03     $   700,000,000
(continued)            800,000,000    Goldman Sachs & Company,
                                        purchased on 10/31/03 ...........    1.05     11/03/03         800,000,000
                     1,645,000,000    UBS Warburg LLC,
                                        purchased on 10/31/03 ...........    1.06     11/03/03       1,645,000,000
------------------------------------------------------------------------------------------------------------------
                                      Total Repurchase Agreements
                                      (Cost $4,145,000,000) .............                            4,145,000,000
------------------------------------------------------------------------------------------------------------------
Short-Term           2,242,128,676    Merrill Lynch Premier Institutional
Securities                              Fund (b)(c) .....................                            2,242,128,676
-- 4.5%
------------------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities
                                      (Cost $2,242,128,676) .............                            2,242,128,676
------------------------------------------------------------------------------------------------------------------
                                      Total Investments -- 105.1%
                                      (Cost $52,407,942,868) ............                           52,417,163,613
------------------------------------------------------------------------------------------------------------------
                                      Liabilities in Excess of Other
                                      Assets -- (5.1%) ..................                           (2,525,869,370)
------------------------------------------------------------------------------------------------------------------
                                      Net Assets ........................                          $49,891,294,243
==================================================================================================================

   Note -- Costs for federal income tax purposes are the same as those shown above. At October 31, 2003, net unrealized appreciation amounted to $9,220,745 and is comprised of $10,955,288 in appreciation and $1,734,543 in depreciation.

* Commercial Paper and some U.S. Government and Agencey Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2003. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

   D/N--Discount Notes


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

(a) Restricted securities--Investment in securities not registered under the Securities Act of 1933.

    Additional information on each restricted security holding is as follows:

            Security                     Acquisition Date         Cost
Allstate Life Insurance Co.
 1.24%, 12/12/03 ...................         12/11/02         $ 25,000,000
 1.22%, 03/26/04 ...................         03/24/03         $ 75,000,000
 1.20%, 06/15/04 ...................         06/12/03         $100,000,000
Equitable Life Assurance Co. of Iowa
 1.22%, 12/24/03 ...................         09/26/03         $ 60,000,000
 1.22%, 01/20/04 ...................         11/16/03         $100,000,000
 1.21%, 02/27/04 ...................         02/27/03         $100,000,000
GE Life and Annuity Assurance Co.
 1.18%, 11/03/03 ...................         10/31/02         $ 50,000,000
 1.17%, 10/01/04 ...................         09/29/03         $ 50,000,000
Hartford Life Insurance Co.
 1.21%, 05/03/04 ...................         04/30/03         $100,000,000
J.P. Morgan Chase & Co.
 1.04%, 03/01/04 ...................         06/03/03         $250,000,000
Jackson National Life Insurance Co.
 1.20%, 05/03/04 ...................         04/30/03         $ 40,000,000
Met Life Funding, Inc.
 1.13%, 11/15/04 ...................         10/14/03         $108,000,000
Metropolitan Life Insurance Co.
 1.19%, 09/01/04 ...................         08/26/03         $210,000,000
Monumental Life Insurance Co.
 1.27%, 08/13/04 ...................         08/08/03         $ 60,000,000
 1.28%, 11/22/04 ...................         10/23/03         $ 90,000,000
New York Life Insurance Co.
 1.22%, 12/09/03 ...................         12/06/02         $150,000,000
 1.18%, 05/28/04 ...................         05/30/03         $100,000,000
 1.22%, 10/20/04 ...................         10/20/03         $136,000,000
Pacific Life Insurance Co.
 1.20%, 06/02/04 ...................         06/02/03         $ 10,000,000
 1.20%, 10/01/04 ...................         10/01/03         $ 10,000,000
Travelers Insurance Co. (The)
 1.18%, 03/01/04 ...................         03/30/03         $ 30,000,000


    The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,854,000,000 or 3.7% of net assets.

(b) Investment in companies considered to be affiliates of the Trust (such companies are defined as "Affiliated Companies" in section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                                        Dividend/
                                                                                        Interest
                         Affiliate                                      Balance          Income
Merrill Lynch Premier Institutional Fund ........................   $2,242,128,676      $412,347
Merrill Lynch Liquidity Series, LLC Money Market Series .........   $           --      $ 88,560

(c) Security was purchased with the cash proceeds from securities loans.

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund Statement of Assets and Liabilities
October 31, 2003 (Unaudited)
------------------------------------------------------------------------------------------------------------------
Assets:
Investments in securities subject to repurchase agreements ................   $4,145,000,000
Investments in other marketable securities (including securities
 loaned of $2,152,700,000).................................................   48,272,163,613
                                                                              --------------
    Total investments at value (identified cost $52,407,942,868) (Note 1a) ..................      $52,417,163,613
Cash ........................................................................................           12,793,268
Interest receivable .........................................................................           53,511,969
Securities lending income receivable ........................................................              192,551
                                                                                                   ---------------
    Total assets ............................................................................       52,483,661,401
                                                                                                   ---------------
Liabilities:
Collateral on securities loaned, at value ...................................................        2,242,128,676
Advisory fee payable (Note 2) ...............................................................            2,452,365
Payable for investments purchased ...........................................................          347,615,000
Accrued expenses ............................................................................              171,117
                                                                                                   ---------------
    Total liabilities .......................................................................        2,592,367,158
                                                                                                   ---------------
Net Assets applicable to investors' interests ...............................................      $49,891,294,243
                                                                                                   ===============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals .....................................      $49,882,073,498
Net unrealized appreciation .................................................................            9,220,745
                                                                                                   ---------------
Total .......................................................................................      $49,891,294,243
                                                                                                   ===============


------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Statement of Operations
For the Six Months Ended October 31, 2003 (Unaudited)
------------------------------------------------------------------------------------------
Investment Income:
Interest and discount earned ..........................................       $298,500,414
Securities lending income (Note 1f) ...................................            500,907
                                                                              ------------
    Total income ......................................................        299,001,321
                                                                              ------------
Expenses:
Investment advisory fee (Note 2) ......................................         12,172,061
Accounting and custodian services .....................................            477,038
Dividend and transfer agency fees .....................................             24,193
                                                                              ------------
    Total expense .....................................................         12,673,292
                                                                              ------------
    Net investment income .............................................        286,328,029
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions .......     $  2,093,386
Net unrealized depreciation of investments ...........      (18,193,570)
                                                           ------------
    Net realized and unrealized loss from investments .................        (16,100,184)
                                                                              ------------
Net Increase in Net Assets Resulting From Operations ..................       $270,227,845
                                                                              ============

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Statement of Changes in Net Assets (Unaudited)
                                                                                 Six Months                 Year
                                                                                    Ended                  Ended
                                                                              October 31, 2003         April 30, 2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net assets:
Operations:
Net investment income ...................................................     $    286,328,029       $     828,646,679
Net realized gain from investment transactions ..........................            2,093,386               6,270,875
Net unrealized appreciation (depreciation) of investments ...............          (18,193,570)              1,610,421
                                                                              ----------------       -----------------
Net increase in net assets resulting from operations ....................          270,227,845             836,527,975
                                                                              ----------------       -----------------
Capital Transactions:
Contributions from feeders ..............................................       59,389,117,712         107,101,565,999
Withdrawals from feeders ................................................      (54,363,697,840)       (109,744,102,031)
                                                                              ----------------       -----------------
Net increase (decrease) in net assets from capital transactions .........        5,025,419,872          (2,642,536,032)
                                                                              ----------------       -----------------
Net increase (decrease) in net assets ...................................        5,295,647,717          (1,806,008,057)

Net Assets:
Beginning of period .....................................................       44,595,646,526          46,401,654,583
                                                                              ----------------       -----------------
End of period ...........................................................     $ 49,891,294,243       $  44,595,646,526
                                                                              ================       =================


--------------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Supplementary Data (Unaudited)
                                                                    Six Months             Year           For the Period
                                                                       Ended               Ended         January 14, 2002*
                                                                 October 31, 2003     April 30, 2003     to April 30, 2002
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets .....................             .05%(1)             .005%                 .05%(1)
Ratio of net investment income, including realized and
 unrealized gains and losses, to average net assets .........            1.11%(1)             .170%                1.79%(1)
Net Assets, end of period (000) .............................       $49,891,294        $44,595,647          $46,401,655

(1) On an annualized basis

*   Commencement of Operations

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments
October 31, 2003 (Unaudited)
-------------------------------------------------------------------------------------------------------------
                                                                          Interest    Maturity         Value
                    Face Amount                                            Rate*       Date         (Note 1a)
-------------------------------------------------------------------------------------------------------------
U.S. Government   $  35,000,000    Fannie Mae ........................     3.13%   11/15/03   $   35,006,767
Agency Issues --     50,000,000    Fannie Mae ........................     1.06    12/10/03       49,942,854
12.2%               100,000,000    Fannie Mae ........................     1.06    12/17/03       99,865,194
                     35,000,000    Fannie Mae ........................     1.07    12/24/03       34,945,123
                     30,000,000    Fannie Mae ........................     3.63    04/15/04       30,334,377
                     30,000,000    Fannie Mae ........................     2.63    11/04/04       30,000,000
                     30,000,000    Fannie Mae ........................     2.65    11/04/04       30,000,000
                     20,000,000    Fannie Mae ........................     2.60    11/05/04       20,000,000
                     25,000,000    Fannie Mae ........................     2.20    01/14/05       25,039,062
                     14,000,000    Fannie Mae ........................     2.07    02/11/05       14,026,250
                     25,000,000    Fannie Mae ........................     3.88    03/15/05       25,763,023
                     50,000,000    Fannie Mae ........................     7.00    07/15/05       54,238,294
                     50,000,000    Fannie Mae ........................     2.11    08/26/05       50,125,000
                     50,000,000    Fannie Mae ........................     1.88    09/15/05       49,905,496
                     25,000,000    Fannie Mae ........................     2.34    09/16/05       25,156,250
                     50,000,000    Fannie Mae ........................     2.10    10/21/05       50,078,125
                     50,000,000    Federal Home Loan Banks ...........     4.88    04/16/04       50,841,295
                     52,800,000    Federal Home Loan Banks ...........     1.75    08/15/05       52,569,000
                     50,000,000    Federal Home Loan Banks ...........     2.15    10/14/05       50,031,250
                    128,048,000    Freddie Mac .......................     1.07    11/14/03      127,998,524
                     75,000,000    Freddie Mac .......................     1.06    12/11/03       74,912,083
                    150,000,000    Freddie Mac .......................     1.06    12/18/03      149,792,417
                     45,000,000    Freddie Mac .......................     1.06    12/22/03       44,932,425
                    100,000,000    Freddie Mac .......................     5.00    01/15/04      100,779,100
                    125,000,000    Freddie Mac .......................     3.75    04/15/04      126,463,112
                     25,000,000    Freddie Mac .......................     2.60    11/05/04       25,002,103
                     19,000,000    Freddie Mac .......................     3.25    11/15/04       19,357,048
                     75,000,000    Freddie Mac .......................     2.29    10/28/05       75,206,275
                     30,000,000    Freddie Mac .......................     2.30    11/17/05       29,985,000
-------------------------------------------------------------------------------------------------------------
                                   Total U.S. Government Agency Issues
                                   (Cost $1,550,464,483) .............                         1,552,295,447
-------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------------------------
                                                                             Interest  Maturity         Value
                       Face Amount                                            Rate*     Date         (Note 1a)
-----------------------------------------------------------------------------------------------------------------
U.S. Government      $  210,000,000   Fannie Mae .........................    0.97%   12/03/03    $ 209,994,113
Agency Issues --        515,000,000   Fannie Mae .........................    1.20    01/14/04      515,000,000
Variable                150,000,000   Fannie Mae .........................    0.99    01/22/04      149,987,377
Rate -- 27.3%           193,000,000   Fannie Mae .........................    0.99    05/27/04      192,950,293
                        200,000,000   Fannie Mae .........................    1.04    10/29/04      199,935,220
                        350,000,000   Fannie Mae .........................    1.04    01/28/05      349,890,879
                        200,000,000   Fannie Mae .........................    1.07    03/16/05      199,986,225
                        150,000,000   Fannie Mae .........................    1.07    03/23/05      149,958,027
                         40,000,000   Federal Farm Credit Banks ..........    0.98    11/03/03       39,999,935
                         65,000,000   Federal Farm Credit Banks ..........    0.98    11/14/03       64,999,075
                         40,000,000   Federal Farm Credit Banks ..........    1.02    11/04/04       40,000,000
                         20,870,000   Federal Farm Credit Banks ..........    1.03    03/24/05       20,858,348
                         25,000,000   Federal Farm Credit Banks ..........    1.03    05/02/05       24,992,503
                         50,000,000   Federal Farm Credit Banks ..........    1.04    06/13/05       49,991,929
                         80,100,000   Federal Home Loan Banks ............    0.96    11/07/03       80,099,081
                        118,500,000   Federal Home Loan Banks ............    0.97    12/04/03      118,494,648
                         77,500,000   Federal Home Loan Banks ............    0.98    12/29/03       77,495,071
                         77,500,000   Federal Home Loan Banks ............    1.00    01/02/04       77,499,760
                        250,000,000   Federal Home Loan Banks ............    1.00    01/06/04      249,982,904
                        165,000,000   Federal Home Loan Banks ............    1.01    07/14/04      164,975,580
                         80,400,000   Federal Home Loan Banks ............    1.01    08/19/04       80,387,124
                        200,000,000   Federal Home Loan Banks ............    1.00    09/17/04      199,929,544
                        205,000,000   Federal Home Loan Banks ............    1.07    03/30/05      204,956,383
-----------------------------------------------------------------------------------------------------------------
                                      Total U.S. Government Agency
                                      Issues -- Variable Rate
                                      (Cost $3,462,354,672) ..............                        3,462,364,019
-----------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------------------------------------------
                                                                                 Interest  Maturity         Value
                       Face Amount                                                Rate*     Date         (Note 1a)
--------------------------------------------------------------------------------------------------------------------
Euro Certificates      $  55,000,000    Bayerische Landesbank Girozentrale,
of Deposit --                             Germany .............................    0.91%   12/29/03    $54,992,066
7.1%                     200,000,000    BNP Paribas, Chicago ..................    1.07    12/09/03    200,000,000
                          50,000,000    DePfa Bank PLC, London ................    1.09    12/17/03     50,001,187
                         200,000,000    Deutsche Bank AG, London ..............    1.08    12/30/03    200,001,636
                          50,000,000    HBOS Treasury Services PLC ............    1.07    11/12/03     50,000,000
                          50,000,000    HBOS Treasury Services PLC ............    1.08    12/19/03     49,999,993
                         200,000,000    Royal Bank of Scotland ................    1.07    12/18/03    200,001,303
                         100,000,000    Royal Bank of Scotland ................    1.06    12/29/03    100,000,789
--------------------------------------------------------------------------------------------------------------------
                                        Total Euro Certificates of Deposit
                                        (Cost $904,996,974) ...................                        904,996,974
--------------------------------------------------------------------------------------------------------------------
Yankee                   150,000,000    Societe Generale, NY ..................    1.06    12/02/03    150,000,000
Certificates of          100,000,000    Svenska Handelsbanken AB, NY ..........    1.06    12/01/03     99,999,979
Deposit -- 3.6%          100,000,000    Toronto-Dominion Bank, NY .............    1.07    12/10/03    100,000,000
                         100,000,000    Toronto-Dominion Bank, NY .............    1.06    12/30/03     99,999,995
--------------------------------------------------------------------------------------------------------------------
                                        Total Yankee Certificates of Deposit
                                        (Cost $449,999,974) ...................                        449,999,974
--------------------------------------------------------------------------------------------------------------------
Yankee                    24,000,000    Credit Agricole Indosuez, NY ..........    1.04    02/17/04     23,999,296
Certificates of          100,000,000    Deutsche Bank AG, NY ..................    1.25    06/21/04    100,016,110
Deposit --               200,000,000    Nordea Bank Finland, NY ...............    1.06    01/27/04    199,997,616
Variable                 200,000,000    Rabobank Nederland N.V., NY ...........    1.03    02/26/04    199,993,589
Rate -- 6.1%             205,000,000    Royal Bank of Canada, NY ..............    1.05    01/27/04    204,997,557
                          50,000,000    Societe Generale, NY ..................    1.05    02/12/04     49,999,294
--------------------------------------------------------------------------------------------------------------------
                                        Total Yankee Certificates of
                                        Deposit -- Variable Rate
                                        (Cost $778,987,353) ...................                        779,003,462
--------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Interest  Maturity         Value
                       Face Amount                                                     Rate*     Date         (Note 1a)
-----------------------------------------------------------------------------------------------------------------------
Medium Term            $  41,000,000    BMW U.S. Capital Corp. ....................    1.12%   12/10/03    $41,000,000
Notes -- Variable         75,000,000    CC (USA) Inc., Centauri ...................    1.07    10/08/04     74,980,943
Rate -- 5.1%              25,000,000    CC (USA) Inc., Centauri ...................    1.07    10/12/04     24,993,477
                         100,000,000    General Electric Capital Corp. ............    1.20    11/16/04    100,018,600
                          17,000,000    Goldman Sachs Group Inc. ..................    1.40    11/10/04     17,000,000
                          60,000,000    Household Finance Corp. ...................    1.13    08/18/04     59,992,740
                          40,000,000    Monumental Life Insurance Co. .............    1.28    11/22/04     40,000,000
                         125,000,000    Northern Rock PLC .........................    1.14    11/19/03    125,000,000
                          50,000,000    Sigma Finance Inc. ........................    1.08    06/18/04     50,000,000
                          50,000,000    Sigma Finance Inc. ........................    1.08    06/28/04     50,000,000
                          65,000,000    Sigma Finance Inc. ........................    1.07    09/22/04     65,000,000
-----------------------------------------------------------------------------------------------------------------------
                                        Total Medium Term Notes --
                                         Variable Rate
                                        (Cost $647,972,352) .......................                        647,985,760
-----------------------------------------------------------------------------------------------------------------------
Time                     324,418,000    SunTrust Banks Inc., Cayman ...............    1.05    11/03/03    324,418,000
Deposits -- 4.2%         207,000,000    Svenska Handelsbanken AB, NY ..............    1.06    11/03/03    207,000,000
-----------------------------------------------------------------------------------------------------------------------
                                        Total Time Deposits
                                        (Cost $531,418,000) .......................                        531,418,000
-----------------------------------------------------------------------------------------------------------------------
Bank Notes --             75,000,000    U.S. Bank, National Association ...........    1.05    01/29/04     74,998,176
Variable
Rate -- 0.6%
-----------------------------------------------------------------------------------------------------------------------
                                        Total Bank Notes -- Variable Rate
                                        (Cost $74,998,176) ........................                         74,998,176
-----------------------------------------------------------------------------------------------------------------------
Corporate                 59,000,000    BMW U.S. Capital Corp. ....................    4.07    06/07/04     59,920,748
Notes -- 0.5%
-----------------------------------------------------------------------------------------------------------------------
                                        Total Corporate Notes
                                        (Cost $59,999,766) ........................                         59,920,748
-----------------------------------------------------------------------------------------------------------------------
Corporate Notes           50,000,000    Associates Corp. NA .......................    1.24    06/25/04     50,005,050
Variable                 100,000,000    Canadian Imperial Bank of Commerce             1.14    11/15/04    100,000,000
Rate -- 1.6%              51,000,000    Morgan Stanley Dean Witter & Co. ..........    1.22    02/02/04     51,000,000
-----------------------------------------------------------------------------------------------------------------------
                                        Total Corporate Notes -- Variable Rate
                                        (Cost $201,000,000) .......................                        201,005,050
-----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Interest  Maturity         Value
                       Face Amount                                                     Rate*     Date         (Note 1a)
-----------------------------------------------------------------------------------------------------------------------
Master
Notes -- Variable      $  30,000,000    Allstate Life Insurance Co. (a) ...........    1.20%   06/15/04    $30,000,000
Rate -- 3.9%              45,000,000    GE Life and Annuity Assurance
                                          Co. (a) .................................    1.17    10/01/04     45,000,000
                         250,000,000    J.P. Morgan Chase & Co. (a) ...............    1.04    03/01/04    250,000,000
                          28,000,000    Met Life Global Funding (a) ...............    1.13    11/15/04     28,003,475
                          40,000,000    Monumental Life Insurance Co. (a) .........    1.27    08/13/04     40,000,000
                          45,000,000    New York Life Insurance Company (a)            1.18    05/28/04     45,000,000
                          35,000,000    New York Life Insurance Company (a)            1.22    10/20/04     35,000,000
                          25,000,000    Pacific Life Insurance Co. (a) ............    1.20    02/02/04     25,000,000
-----------------------------------------------------------------------------------------------------------------------
                                        Total Master Notes -- Variable Rate
                                        (Cost $498,000,000) .......................                        498,003,475
-----------------------------------------------------------------------------------------------------------------------
Commercial               171,155,000    Amstel Funding Corporation ................    1.09    12/11/03    170,947,712
Paper -- 16.5%            75,000,000    Amsterdam Funding Corp. ...................    1.05    11/10/03     74,980,313
                         100,000,000    Aspen Funding Corporation .................    1.05    11/07/03     99,982,500
                          75,000,000    Asset Securitization Coop Corp. ...........    1.05    11/05/03     74,991,250
                          50,000,000    Asset Securitization Coop Corp. ...........    1.05    12/12/03     49,940,208
                          50,000,000    Blue Ridge Asset Funding Corp. ............    1.05    11/20/03     49,972,292
                         100,000,000    CBA (Delaware) Finance Inc. ...............    1.06    12/30/03     99,826,278
                         100,000,000    Clipper Receivables Corp. .................    1.05    11/05/03     99,988,333
                          50,000,000    Clipper Receivables Corp. .................    1.06    12/10/03     49,942,583
                          97,500,000    Compass Securitization LLC ................    1.06    11/07/03     97,482,775
                          50,000,000    Compass Securitization LLC ................    1.06    11/24/03     49,966,139
                         101,090,000    Delaware Funding Corp. ....................    1.05    11/25/03    101,019,237
                         100,000,000    Edison Asset Securitization LLC ...........    1.05    12/08/03     99,892,083
                         100,000,000    FCAR Owner Trust ..........................    1.08    11/04/03     99,991,000
                          50,000,000    FCAR Owner Trust ..........................    1.08    11/05/03     49,994,000
                          29,106,000    GE Financial Assurance Holdings Inc. ......    1.06    12/04/03     29,077,719
                          35,000,000    GE Financial Assurance Holdings Inc. ......    1.08    12/11/03     34,958,000
                         150,000,000    General Electric Capital Corp. ............    1.06    11/18/03    149,924,917
                          94,474,000    Jupiter Securitization Corporation ........    1.05    11/10/03     94,449,201
                         200,000,000    Jupiter Securitization Corporation ........    1.05    11/25/03    199,860,000
                          34,000,000    Kitty Hawk Funding Corp. ..................    1.05    11/25/03     33,976,200
                          51,115,000    Park Avenue Receivables Corp. .............    1.05    12/03/03     51,067,293
                          60,370,000    Sheffield Receivables Corp. ...............    1.05    11/05/03     60,362,957

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest  Maturity         Value
                       Face Amount                                                     Rate*     Date         (Note 1a)
------------------------------------------------------------------------------------------------------------------------
Commercial             $  50,000,000    Societe Generale N.A., Inc. .............    1.03%   12/24/03    $  49,924,180
Paper                    125,000,000    Tulip Funding Corp. .....................    1.05    11/03/03      124,992,708
(continued)
------------------------------------------------------------------------------------------------------------------------
                                        Total Commercial Paper
                                        (Cost $2,097,509,878) ...................                        2,097,509,878
------------------------------------------------------------------------------------------------------------------------
Collateralized             24,000,000   Putman Structured Product 2002-1
Debt                                    Class A-1 ...............................    1.22    10/15/04       24,000,000
Obligation --
Variable Rate --
0.2%
------------------------------------------------------------------------------------------------------------------------
                                        Total Collateralized Debt
                                        Obligation -- Variable Rate
                                        (Cost $24,000,000).......................                           24,000,000
------------------------------------------------------------------------------------------------------------------------
Collateralized           225,000,000    Citigroup Global Markets, Inc.,
Advancements --                           purchased on 10/31/03 .................    1.16    11/03/03      225,000,000
4.1%                     200,000,000    Goldman Sachs & Company,
                                          purchased on 10/31/03 .................    1.10    11/03/03      200,000,000
                         100,000,000    Goldman Sachs & Company,
                                          purchased on 10/31/03 .................    1.18    11/03/03      100,000,000
------------------------------------------------------------------------------------------------------------------------
                                        Total Collateralized Advancements
                                        Agreements (Cost $525,000,000) ..........                          525,000,000
------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest  Maturity         Value
                       Face Amount                                                     Rate*     Date         (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------
Repurchase              $  500,000,000   ABN AMRO, Inc.,
Agreements --                              purchased on 10/31/03 ....................    1.05%   11/03/03     $   500,000,000
7.1%                       400,000,000   Deutsche Bank Securities Inc.,
                                           purchased on 10/31/03 ....................    1.05    11/03/03         400,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                         Total Repurchase Agreements
                                         (Cost $900,000,000) ........................                             900,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                         Total Investments -- 100.1%
                                         (Cost $12,706,701,628) .....................                          12,708,500,963
-----------------------------------------------------------------------------------------------------------------------------
                                         Liabilities in Excess of Other
                                         Assets -- (0.1)% ...........................                             (18,239,296)
-----------------------------------------------------------------------------------------------------------------------------
                                         Net Assets -- Equivalent to $1.00 ..........                         $12,690,261,667
=============================================================================================================================

    Note -- Costs for federal income tax purposes are the same as those shown above. At October 31, 2003, net unrealized appreciation amounted to $1,799,335 and is comprised of $2,247,982 in appreciation and $448,647 in depreciation.

 * Commercial Paper and Some U.S. Government Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2003. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

    D/N -- Discount Notes

(a) Restricted securities -- Investment in securities not registered under the Securities Act of 1933.

    Additional information on each restricted security holding is as follows:

              Security                 Acquisition Date         Cost
  Allstate Life Insurance Co.
   1.20%, 06/15/04 ................   06/12/03              $ 30,000,000
  GE Life and Annuity Assurance Co.
   1.17%, 10/01/04 ................   09/29/03              $ 45,000,000
  J.P. Morgan Chase & Co.
   1.04%, 03/01/04 ................   06/03/03              $250,000,000
  Met Life Global Funding
   1.13%, 11/15/04 ................   10/14/03              $ 28,000,000
  Monumental Life Insurance Co.
   1.27%, 08/13/04 ................   08/08/03              $ 40,000,000
  New York Life Insurance Co.
   1.18%, 05/28/04 ................   05/30/03              $ 45,000,000
   1.22%, 10/20/04 ................   10/20/03              $ 35,000,000
  Pacific Life Insurance Co.
   1.20%, 2/2/04 ..................   01/29/03              $ 25,000,000

  The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $498,000,000 or 3.9% of net assets.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund Statement of Assets and Liabilities
October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

Assets:
Investments in securities subject to repurchase agreements .................   $  900,000,000
Investments in other marketable securities .................................   11,808,500,963
                                                                               --------------
    Total investments, at value (identified cost $12,706,701,628) (Note 1a) ..................      $12,708,500,963
Cash .........................................................................................              863,137
Interest receivable ..........................................................................           11,545,404
                                                                                                    ---------------
    Total assets .............................................................................       12,720,909,504
                                                                                                    ---------------
Liabilities:
Advisory fee payable (Note 2) ................................................................              610,935
Payable for investments purchased ............................................................           29,985,000
Accrued expenses .............................................................................               51,902
                                                                                                    ---------------
    Total liabilities ........................................................................           30,647,837
                                                                                                    ---------------
Net Assets applicable to investors' interests ................................................      $12,690,261,667
                                                                                                    ===============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals ......................................      $12,688,462,332
Net unrealized appreciation ..................................................................            1,799,335
                                                                                                    ---------------
Total ........................................................................................      $12,690,261,667
                                                                                                    ===============

--------------------------------------------------------------------------------
Master Institutional Fund

Statement of Operations
For the Six Months Ended October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned ........................................      $ 76,471,321
                                                                           ------------
Expenses:
Investment advisory fee (Note 2) ....................................         3,131,190
Accounting and custodian services ...................................           125,891
Dividend and transfer agency fees ...................................            24,193
                                                                           ------------
    Total expense ...................................................         3,281,274
                                                                           ------------
    Net investment income ...........................................        73,190,047
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions ......    $    401,691
Net unrealized depreciation of investments ..........      (4,268,834)
                                                         ------------
Net realized and unrealized loss from investments ...................        (3,867,143)
                                                                           ------------
Net Increase in Net Assets Resulting From Operations ................      $ 69,322,904
                                                                           ============


See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Statement of Changes in Net Assets (Unaudited)                                   Six Months                Year
                                                                                    Ended                  Ended
                                                                              October 31, 2003        April 30, 2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net assets:
Operations:
Net investment income ...................................................    $      73,190,047      $     225,040,370
Net realized gain from investment transactions ..........................              401,691              1,558,230
Net unrealized depreciation of investments ..............................           (4,268,834)              (177,624)
                                                                             -----------------      -----------------
Net increase in net assets resulting from operations ....................           69,322,904            226,420,976
Capital Transactions:
Contributions from feeders ..............................................       13,228,694,158         29,798,523,351
Withdrawals from feeders ................................................      (12,269,982,558)       (31,203,003,587)
                                                                             -----------------      -----------------
Net increase (decrease) in net assets from capital transactions .........          958,711,600         (1,404,480,236)
                                                                             -----------------      -----------------
Net increase (decrease) in net assets ...................................        1,028,034,504         (1,178,059,260)
Net Assets:
Beginning of period .....................................................       11,662,227,163         12,840,286,423
                                                                             -----------------      -----------------
End of period ...........................................................    $  12,690,261,667      $  11,662,227,163
                                                                             =================      =================

--------------------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Supplementary Data (Unaudited)                                      Six Months             Year           For the Period
                                                                       Ended               Ended         January 14, 2002*
                                                                 October 31, 2003     April 30, 2003     to April 30, 2002
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets .....................             .05%(1)             .005%               .05%(1)
Ratio of net investment income, including realized and
 unrealized gains and losses, to average net assets .........            1.11%(1)             .171%              1.81%(1)
Net Assets, end of period (000) .............................     $12,690,262          $11,662,227        $12,840,286

(1) On an annualized basis

*   Commencement of Operations

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments
October 31, 2003 (Unaudited)
=================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
=================================================================================================
Alabama --     $ 7,500,000  Athens-Limestone County Health Care Authority VRDN
1.9%                          1.10% due 05/01/2015 (a) ..............................  $7,500,000
                35,000,000  Decatur, Alabama IDB Solid Waste Disposal Revenue
                              (Amoco Chemical Co. Project) VRDN 1.13% due
                              08/01/2036 (a) ........................................  35,000,000
                 8,700,000  Decatur, Alabama IDB Environmental Facilities Revenue
                              (Amoco Chemical Co. Project) DDN 1.20% due
                              11/01/2035 (a) ........................................   8,700,000
                            Jefferson County, Alabama Sewer Revenue Warrants VRDN:
                30,000,000    (Series B-7) 1.05% due 02/01/2042 (a) .................  30,000,000
                30,000,000    (Series C-3) 1.15% due 02/01/2040 (a) .................  30,000,000
                20,000,000    (Series C-4) 1.15% due 02/01/2040 (a) .................  20,000,000
                45,000,000    (Series C-6) 1.05% due 02/01/2040 (a) .................  45,000,000
                 7,480,000  Mobile County, Alabama IDB PCR (Ultraform Co.
                              Project-A) VRDN 1.10% due 12/01/2015 (a) ..............   7,480,000
                 3,080,000  Tuscaloosa, Alabama Educational Building Authority
                              Revenue (American Christian Education) VRDN
                              1.20% due 01/01/2023 (a) ..............................   3,080,000
-------------------------------------------------------------------------------------------------
Alaska --       55,000,000  North Slope Boro, Alaska IDR-BP (Exploration Alaska
0.6%                          Project) DDN 1.20% due 07/01/2025 (a) .................  55,000,000
-------------------------------------------------------------------------------------------------
Arizona --                  Maricopa County, Arizona IDA S/F Mortgage Revenue
0.4%                          FXRDN:
                 6,951,782    (Series A) 1.16% due 08/01/2004 .......................   6,951,782
                 5,000,000    (Series B) 1.16% due 08/01/2004 .......................   5,000,000
                 2,135,000    (Series R-1A) 1.17% due 12/01/2003 ....................   2,135,000
                 2,980,000    (Series R-1A) 1.17% due 12/01/2004 ....................   2,980,000
                26,029,343  Phoenix, Arizona IDA S/F Housing Notes (Series A)
                              FXRDN 1.13% due 05/01/2004 ............................  26,029,343
-------------------------------------------------------------------------------------------------
Arkansas --      2,155,000  Arkansas Hospital Equipment Finance Authority
1.1%                          Revenue (AHA Pooled Financing Program) VRDN
                              1.13% due 11/01/2028 (a) ..............................   2,155,000
                 7,000,000  Arkansas State Development Finance Authority
                              Environmental Facilities Revenue (Teris LLC Project)
                              VRDN 1.15% due 03/01/2021 (a) .........................   7,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Arkansas       $ 4,190,000  Arkansas State Development Finance Authority IDR
(continued)                   (Defiance Metal Products Project) VRDN 1.21%
                              due 11/01/2011 (a) ....................................  $ 4,190,000
                 3,750,000  Arkansas State Development Finance Authority M/F
                              Housing Revenue (Chapel Ridge -- Series C) VRDN
                              1.25% due 05/01/2031 (a) ..............................    3,750,000
                32,299,962  Arkansas State Development Finance Authority S/F
                              Housing Revenue FXRDN 1.16% due 09/01/2004 ............   32,299,962
                 2,561,000  Arkansas State Development Finance Authority S/F
                              Housing Revenue Floater Certificates (Series 708)
                              VRDN 1.18% due 02/01/2004 (a) .........................    2,561,000
                37,795,000  Arkansas State Development Finance Authority S/F
                              Housing Revenue Floater Certificates (Series 708)
                              VRDN 1.18% due 09/01/2004 (a) .........................   37,795,000
                10,000,000  North Little Rock, Arkansas Health Facilities Board
                              Revenue (Baptist Health -- Series B) VRDN 1.09%
                              due 12/01/2021 (a) ....................................   10,000,000
                 6,650,000  Pulaski County, Arkansas Public Facilities Board M/F
                              Revenue (Chapel Ridge -- South West) VRDN 1.20%
                              due 10/01/2034 (a) ....................................    6,650,000
--------------------------------------------------------------------------------------------------
California --  12,200,000   California Pollution Control Financing Authority PCR
5.4%                          (Pacific Gas & Electric -- Series C) DDN 1.18%
                              due 11/01/2026 (a) ....................................   12,200,000
               24,630,000   California Rural Home Mortgage Financial Authority
                              S/F Mortgage Revenue FXRDN 1.12%
                              due 07/25/2004 ........................................   24,630,000
                 9,955,000  California State (Merlots B-45) VRDN 1.08%
                              due 10/01/2029 (a) ....................................    9,955,000
               449,650,000  California State (Series A) RAN 2.00% due 06/16/2004 ....  451,979,240
                28,000,000  Los Angeles, California S/F Home Mortgage Revenue
                              FXRDN 1.12% due 10/01/2004 ............................   28,000,000
--------------------------------------------------------------------------------------------------
Colorado --      4,150,000  Arvada, Colorado Utility IPMS Water Enterprise
2.2%                          Revenue (Dexia Public Finance) VRDN 1.20%
                              due 11/01/2020 (a) ....................................    4,150,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Colorado       $14,190,000  Castle Pines North Metropolitan District VRDN 1.13%
(continued)                   due 12/01/2028 (a) ....................................  $14,190,000
                 7,430,000  Colorado Department of Transportation Revenue
                              (Putters -- Series 318) VRDN 1.12%
                              due 06/15/2015 (a) ....................................    7,430,000
                 2,500,000  Colorado Educational & Cultural Facilities Authority
                              Revenue (Denver Academy Project) VRDN 1.14%
                              due 08/01/2020 (a) ....................................    2,500,000
                18,800,000  Colorado Health Facilities Authority Revenue (Catholic
                              Health -- Series B) VRDN 1.10% due 03/01/2032 (a) .....   18,800,000
                 6,245,000  Colorado Housing & Finance Authority M/F (Series A-1)
                              VRDN 1.10% due 04/01/2030 (a) .........................    6,245,000
                30,715,000  Colorado Housing & Finance Authority M/F (Series C-2)
                              VRDN 1.07% due 10/01/2032 (a) .........................   30,715,000
                17,000,000  Colorado Housing & Finance Authority S/F (Series B-3)
                              VRDN 1.15% due 11/01/2026 (a) .........................   17,000,000
                50,000,000  Colorado Student Educational Loan Program TRAN
                              1.75% due 08/09/2004 ..................................   50,266,854
                10,955,000  Colorado Student Obligation Board Authority Revenue
                              (Series A) VRDN 1.07% due 09/01/2024 (a) ..............   10,955,000
                 5,635,000  Denver, Colorado City & County Airport Revenue
                              (Merlots -- Series A-61) VRDN 1.19%
                              due 11/15/2012 (a) ....................................    5,635,000
                 7,125,000  Denver, Colorado City & County S/F Mortgage Revenue
                              (Series A) FXRDN 1.10% due 05/25/2004 .................    7,125,000
                            Denver, Colorado Health & Hospital Authority
                              Healthcare Revenue DDN:
                 2,900,000    (Series A) 1.20% due 12/01/2032 (a) ...................    2,900,000
                 4,330,000    (Series B) 1.20% due 12/01/2031 (a) ...................    4,330,000
                 9,245,000  El Paso County, Colorado Certificates Partnership
                              (ROCS RR ll-R 1050) VRDN 1.12%
                              due 12/01/2020 (a) ....................................    9,245,000
                 8,035,000  El Paso County, Colorado Certificates Partnership
                              (ROCS RR ll-R 2002) VRDN 1.12%
                              due 12/01/2019 (a) ....................................    8,035,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Colorado       $ 7,000,000  El Paso County, Colorado S/F Mortgage Revenue
(continued)                   (Series A) FXRDN 1.10% due 05/25/2004 .................  $ 7,000,000
                 6,930,000  Regional Transportation District Sales Tax Revenue
                              (Series 679) VRDN 1.11% due 05/01/2010 (a) ............    6,930,000
                 5,750,000  Traer Creek, Colorado Metropolitan District Revenue
                              VRDN 1.08% due 10/01/2021 (a) .........................    5,750,000
--------------------------------------------------------------------------------------------------
Delaware --     15,000,000  Delaware State EDA IDR (Delaware Clean Power
0.6%                          Project) VRDN 1.07% due 08/01/2029 (a) ................   15,000,000
                37,560,000  Delaware State EDA Revenue Hospital Billing Collection
                              (Series A) VRDN 1.00% due 12/01/2015 (a) ..............   37,560,000
                 4,830,000  Delaware State (ROCS RR II R 4045) VRDN 0.89%
                              due 07/01/2012 (a) ....................................    4,830,000
--------------------------------------------------------------------------------------------------
District of      3,995,000  District of Columbia Certificates of Partnership VRDN
Columbia --                   1.00% due 01/01/2013 (a) ..............................    3,995,000
1.5%             8,970,000  District of Columbia Housing Finance Agency Mortgage
                              Revenue S/F FXRDN 1.11% due 12/24/2003 ................    8,970,000
                 4,600,000  District of Columbia Revenue (Washington Very SPL
                              Arts) VRDN 1.15% due 01/01/2027 (a) ...................    4,600,000
                63,000,000  Metropolitan Washington D.C. Airport Authority
                              (Series 2000A) CP 0.92% due 11/03/2003 ................   63,000,000
                            Metropolitan Washington D.C. Airport Authority
                              General Airport Revenue CP:
                19,800,000    (Series 99-A) 1.02% due 02/25/2004 ....................   19,800,000
                25,000,000    (Series B) 0.94% due 12/02/2003 .......................   25,000,000
                20,095,000  Washington D.C. Convention Center Authority
                              Dedicated Tax Revenue Floater Certificates
                              (Series 539) VRDN 1.11% due 10/01/2021 (a) ............   20,095,000
--------------------------------------------------------------------------------------------------
Florida --       5,888,000  Bay County, Florida Housing Finance Authority S/F
4.7%                          Mortgage Revenue (FRTC Series 695) VRDN 1.25%
                              due 06/01/2004 (a) ....................................    5,888,000
                            Capital Trust Agency, Florida -- M/F Housing Revenue
                              Bond -- Community Loan Program VRDN:
                50,800,000    (Series A) 1.25% due 12/01/2032 (a) ...................   50,800,000
                57,935,000    (Series B) 1.25% due 12/01/2032 (a) ...................   57,935,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Florida        $24,450,000  Dade County, Florida Water & Sewer System Revenue
(continued)                   VRDN 1.18% due 06/01/2021 (a) .........................  $24,450,000
                25,395,000  Escambia County, Florida Health Facilities Authority
                              Revenue (Azalea Trace Inc. -- Series B) DDN 1.30%
                              due 11/15/2029 (a) ....................................   25,395,000
                 6,000,000  Florida State Board of Education VRDN 1.11%
                              due 06/01/2032 (a) ....................................    6,000,000
                 4,900,000  Florida State Board of Education VRDN 1.12%
                              due 06/01/2018 (a) ....................................    4,900,000
                 2,920,000  FSU Final Assistance Inc., Florida Educational Athletic
                              Facilities Revenue (MSTR SGB 44-A) VRDN 1.12%
                              due 10/01/2031 (a) ....................................    2,920,000
                44,130,000  Greater Orlando Aviation Authority Airport Facilities
                              Revenue (Series E) VRDN 1.10% due 10/01/2021 (a) ......   44,130,000
                 5,000,000  Highland County, Florida Health Facilities Authority
                              Revenue (Adventist Health -- System C) VRDN
                              1.25% due 11/15/2021 (a) ..............................    5,000,000
                10,000,000  Jacksonville, Florida PCR (Florida Power & Light Co.
                              Project) DDN 1.25% due 05/01/2029 (a) .................   10,000,000
                 4,600,000  Jacksonville, Florida Sales Tax Revenue (Merlot B-26)
                              VRDN 1.14% due 10/01/2027 (a) .........................    4,600,000
                51,505,000  Lee County, Florida Hospital Board Directors Revenue
                              (Member Health System B) DDN 1.17%
                              due 04/01/2027 (a) ....................................   51,505,000
                10,000,000  Martin County, Florida PCR (Florida Power & Light Co.
                              Project) DDN 1.25% due 07/15/2022 (a) .................   10,000,000
                15,000,000  Miami Dade County, Florida IDA Solid Waste Disposal
                              Revenue (Power & Light Company Project) DDN
                              1.20% due 12/01/2023 (a) ..............................   15,000,000
                18,145,000  Orange County, Florida Health Facilities Authority
                              Revenue Floater Certificates (Series 531) VRDN
                              1.15% due 11/15/2021 (a) ..............................   18,145,000
                16,500,000  Orange County, Florida Health Facilities Authority
                              Revenue Floater Certificates (Series 830) VRDN
                              1.11% due 11/15/2022 (a) ..............................   16,500,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Florida        $15,000,000  Orlando & Orange County Expressway Authority
(continued)                   (Florida Expressway Revenue -- Series C-3) VRDN
                              1.00% due 07/01/2025 (a) ..............................  $15,000,000
                20,000,000  Orlando & Orange County Expressway Authority
                              (Florida Expressway Revenue -- Series C-4) VRDN
                              1.00% due 07/01/2025 (a) ..............................   20,000,000
                22,500,000  Orlando & Orange County Expressway Authority
                              (Florida Expressway Revenue -- Series D) VRDN
                              1.00% due 07/01/2032 (a) ..............................   22,500,000
                11,250,000  Palm Beach County, Florida Housing Finance Authority
                              M/F Revenue VRDN 1.10% due 06/15/2037 (a) .............   11,250,000
                40,000,000  Saint Lucie County, Florida PCR (Power & Light
                              Company Project) DDN 1.18% due 09/01/2028 (a) .........   40,000,000
--------------------------------------------------------------------------------------------------
Georgia --      16,250,000  Atlanta, Georgia Urban Residential Finance Authority
2.6%                          FXRDN 1.17% due 12/01/2003 ............................   16,250,000
                 6,000,000  Atlanta, Georgia Urban Residential Finance Authority
                              FXRDN 1.17% due 12/01/2003 ............................    6,000,000
                 7,000,000  Atlanta, Georgia Urban Residential Finance Authority
                              FXRDN 1.15% due 03/01/2004 ............................    7,000,000
                13,995,000  Atlanta, Georgia Water & Wastewater Revenue
                              (Series 745-D) VRDN 1.11% due 11/01/2017 (a) ..........   13,995,000
                 3,000,000  Atlanta, Georgia Water & Wastewater Revenue VRDN
                              1.11% due 11/01/2033 (a) ..............................    3,000,000
                 8,800,000  Burke County, Georgia Development Authority PCR
                              (Georgia Power Co.) FXRDN 1.25% due 03/25/2004 ........    8,800,000
                10,000,000  Clayton County, Georgia Development Authority
                              Facilities Revenue (Delta Airlines Series C) VRDN
                              1.15% due 05/01/2035 (a) ..............................   10,000,000
                 7,550,000  Cobb County, Georgia Housing M/F Housing Revenue
                              (Walton Reserve Apartments Project) VRDN 1.15%
                              due 10/01/2035 (a) ....................................    7,550,000
                11,000,000  Coloquitt County, Georgia Hospital Authority Revenue
                              VRDN 1.13% due 03/01/2023 (a) .........................   11,000,000
                13,455,000  Crisp County, Georgia Solid Waste Management Authority
                              Revenue VRDN 1.52% due 01/01/2023 (a) .................   13,455,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Georgia        $15,000,000  Dekalb County, Georgia School District TAN
(continued)                   2.00% due 12/31/2003 ..................................  $15,021,378
                19,145,000  Eagle Tax-Exempt Trust -- State of Georgia
                              (Series 981002) VRDN 1.12% due 07/01/2014 (a)(b) ......   19,145,000
                22,955,000  Eagle Tax-Exempt Trust -- State of Georgia
                              (Series 991001) VRDN 1.12% due 11/01/2017 (a)(b) ......   22,955,000
                20,000,000  Fulton County, Georgia Housing Authority Revenue
                              VRDN 1.25% due 12/01/2034 (a) .........................   20,000,000
                 3,620,000  Gainesville & Hall County, Georgia Development
                              Authority Revenue (Atex Inc. Project) VRDN 1.25%
                              due 09/01/2023 (a) ....................................    3,620,000
                 4,515,000  Georgia State Local Government Certificate Partnership
                              (Macon Trust Series 2002-0) VRDN 1.13%
                              due 12/01/2022 (a)(b) .................................    4,515,000
                 4,515,000  Georgia State Local Government Certificate Partnership
                              (Macon Trust Series 2002-0) VRDN 1.13%
                              due 06/01/2028 (a)(b) .................................    4,515,000
                 5,320,000  Georgia State (Floaters -- Series 795) VRDN 1.11%
                              due 12/01/2011 (a) ....................................    5,320,000
                 3,700,000  Gwinnett County, Georgia Development Authority
                              Revenue (Barcoview LLC Project) VRDN 1.25%
                              due 07/01/2018 (a) ....................................    3,700,000
                 9,000,000  La Grange, Georgia Development Authority IDR (Reltec
                              Corp. Project) VRDN 1.21% due 12/01/2021 (a) ..........    9,000,000
                12,000,000  La Grange, Georgia Development Authority Revenue
                              (La Grange College Project) VRDN 1.13%
                              due 06/01/2031 (a) ....................................   12,000,000
                10,565,000  Metropolitan Atlanta Rapid Transit Authority Sales Tax
                              Revenue (Putters -- Series 312) VRDN 1.12%
                              due 07/01/2021 (a)(b) .................................   10,565,000
                 3,240,000  Metropolitan Atlanta Rapid Transit Authority Sales Tax
                              Revenue (ROCS RR II R 4011) VRDN 1.12%
                              due 07/01/2019 (a)(b) .................................    3,240,000
                 9,800,000  Private Colleges & Universities Authority Revenue
                              (Mercer University Project) VRDN 1.13%
                              due 10/01/2032 (a) ....................................    9,800,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Georgia        $ 2,240,000  Thomaston-Upson County, Georgia IDA Revenue
(continued)                   (Thomaston Manufacturing Project) VRDN 1.25%
                              due 12/01/2011 (a) ....................................  $ 2,240,000
                15,000,000  Ware County, Georgia Hospital Authority Revenue
                              (Baptist Village Project) VRDN 1.05%
                              due 11/01/2020 (a) ....................................   15,000,000
--------------------------------------------------------------------------------------------------
Idaho --         4,250,000  Idaho Housing & Finance Association Nonprofit
0.2%                          Facilities Revenue (Albertson College Project) VRDN
                              1.09% due 11/01/2021 (a) ..............................    4,250,000
                10,400,000  Idaho Housing & Finance Association S/F Mortgage
                              (Series F) VRDN 1.15% due 01/01/2033 (a) ..............   10,400,000
                 1,870,000  Madison, Idaho Economic Development Corp. IDR
                              (Floyd Wilcox & Sons, Inc. Project) VRDN 1.24%
                              due 08/01/2012 (a) ....................................    1,870,000
--------------------------------------------------------------------------------------------------
Illinois --      2,325,000  Aurora, Illinois IDR (Aztech Engineering Inc. Project)
6.0%                          VRDN 1.25% due 10/01/2018 (a) .........................    2,325,000
                48,000,000  Aurora, Illinois Kane-Dupage County S/F Mortgage
                              Revenue (Floaters -- Series A) VRDN 1.20%
                              due 04/01/2004 (a) ....................................   48,000,000
                29,500,000  Aurora, Illinois Kane-Dupage County S/F Mortgage
                              Revenue (Floaters -- Series A-2) VRDN 1.21%
                              due 04/01/2004 (a) ....................................   29,500,000
                 4,800,000  Chicago, Illinois Eagle 2003-0006 VRDN 1.12%
                              due 01/01/2042 (a)(b) .................................    4,800,000
                 2,500,000  Chicago, Illinois O'Hare International Airport
                              Revenue (ROCS RR II R 239) VRDN 1.17%
                              due 01/01/2022 (a)(b) .................................    2,500,000
                 8,000,000  Chicago, Illinois O'Hare International Airport Revenue
                              (O'Hare Technical Center II Project) VRDN 1.14%
                              due 03/01/2037 (a) ....................................    8,000,000
                 7,090,000  Chicago, Illinois Park District (Merlots -- Series A-61)
                              VRDN 1.14% due 01/01/2021 (a)(b) ......................    7,090,000
                 2,975,000  Chicago, Illinois Public Building Revenue VRDN 1.12%
                              due 12/01/2014 (a)(b) .................................    2,975,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Illinois       $ 4,900,000  Chicago, Illinois Solid Waste Disposal Facilities Revenue
(continued)                   (Groot Industries Inc. Project) VRDN 1.30%
                              due 12/01/2015 (a) ....................................  $ 4,900,000
                10,090,000  Chicago, Illinois Wastewater Transmission Revenue
                              (Merlots -- Series A-125) VRDN 1.14%
                              due 01/01/2030 (a)(b) .................................   10,090,000
                 3,600,000  Cook County, Illinois (Merlots -- Series B-11) VRDN
                              1.14% due 11/15/2025 (a)(b) ...........................    3,600,000
                 2,450,000  Des Plaines, Illinois IDR (414 East Golf Road Project)
                              VRDN 1.30% due 05/01/2017 (a) .........................    2,450,000
                11,150,000  Eagle Tax-Exempt Trust -- Metropolitan Pier &
                              Exposition II (Series 02-6001) VRDN 1.12%
                              due 06/15/2042 (a)(b) .................................   11,150,000
                 3,060,000  Elgin, Illinois IDR (Starro Precision Products Inc.
                              Project) VRDN 1.30% due 06/01/2025 (a) ................    3,060,000
                   300,000  Geneva, Illinois IDR (Continental Envelope Corp.
                              Project) VRDN 1.30% due 09/01/2006 (a) ................      300,000
                 5,600,000  Gurnee, Illinois IDR (Sterigenics International Project)
                              VRDN 1.20% due 05/01/2016 (a) .........................    5,600,000
                19,400,000  Illinois Education Facilities Authority Revenue
                              (Art Institute of Chicago) VRDN 1.10%
                              due 03/01/2027 (a) ....................................   19,400,000
                14,000,000  Illinois Education Facilities Authority Revenue
                              (Concordia University River Project) DDN 1.20%
                              due 10/01/2031 (a) ....................................   14,000,000
                10,000,000  Illinois Education Facilities Authority Revenue (ITT
                              State Street Corp -- Series A) VRDN 1.08%
                              due 06/01/2033 (a) ....................................   10,000,000
                33,000,000  Illinois Health Facilities Authority Revenue (Victory
                              Health Service -- Series B) CP 0.98% due 12/09/2003 ...   33,000,000
                42,700,000  Illinois Health Facilities Authority Revenue (Central
                              Dupage Health -- Series B) DDN 1.16%
                              due 11/01/2027 (a) ....................................   42,700,000
                50,000,000  Illinois Health Facilities Authority Revenue (Central
                              Dupage Health -- Series C) DDN 1.16%
                              due 11/01/2027 (a) ....................................   50,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Illinois       $23,000,000  Illinois Health Facilities Authority Revenue (Northwest
(continued)                   Community Hospital -- Series B) DDN 1.16%
                              due 07/01/2032 (a) ....................................  $23,000,000
                 5,925,000  Illinois Health Facilities Authority Revenue (Chestnut
                              Square Glen Project -- Series C) VRDN 1.05%
                              due 08/15/2032 (a) ....................................    5,925,000
                 4,400,000  Illinois Health Facilities Authority Revenue (Bromenn
                              Healthcare) DDN 1.15% due 08/15/2032 (a) ..............    4,400,000
                 2,920,000  Illinois State Development Finance Authority IDR
                              (Design Automotive LLC Project) VRDN 1.30%
                              due 06/01/2011 (a) ....................................    2,920,000
                 2,450,000  Illinois State Development Finance Authority IDR
                              (Rockford College Project) VRDN 1.20%
                              due 02/01/2021 (a) ....................................    2,450,000
                 1,400,000  Illinois State Development Finance Authority (AMR
                              Pooled Series B-2) VRDN 1.13% due 10/01/2029 (a) ......    1,400,000
                28,900,000  Illinois State Municipal Securities Trust Receipts
                              (SGA 103) VRDN 1.20% due 08/01/2024 (a)(b) ............   28,900,000
                45,000,000  Illinois State (Series B) VRDN 1.10% due 10/01/2033 (a) .   45,000,000
                 4,330,000  Illinois State (Merlots -- Series A-124) VRDN 1.14%
                              due 11/01/2026 (a)(b) .................................    4,330,000
                 5,000,000  Illinois State (Merlots -- Series B-05) VRDN 1.14%
                              due 07/01/2022 (a)(b) .................................    5,000,000
                 3,900,000  Illinois Student Assistance Loan Revenue (Series A)
                              VRDN 1.08% due 09/01/2031 (a) .........................    3,900,000
                13,400,000  Illinois Student Assistance Loan Revenue (Series A)
                              VRDN 1.08% due 09/01/2032 (a) .........................   13,400,000
                17,500,000  Illinois Student Assistance Loan Revenue (Series A)
                              VRDN 1.08% due 09/01/2034 (a) .........................   17,500,000
                 5,800,000  Lake County, Illinois Community School District -- 73
                              (Hawthorn Putters -- Series 329) VRDN 1.16%
                              due 12/01/2014 (a)(b) .................................    5,800,000
                 5,000,000  Macon County, Illinois Revenue Millikin University
                              VRDN 1.07% due 10/01/2031(a) ..........................    5,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Illinois       $14,915,000  Metropolitan Pier & Exposition Authority Illinois
(continued)                   Dedicated State Tax Revenue (Putters -- Series 298)
                              VRDN 1.16% due 06/15/2030 (a)(b) ......................  $14,915,000
                12,100,000  Municipal Securities Trust Certificates -- Chicago,
                              Illinois O'Hare International Airport (Class A --
                              Series 93) DDN 1.20% due 10/04/2012 (a)(b) ............   12,100,000
                12,160,000  Municipal Securities Trust Certificates -- Chicago,
                              Illinois (Class A -- Series 2001-121) VRDN 1.11%
                              due 12/22/2009 (a) ....................................   12,160,000
                12,495,000  Municipal Securities Trust Certificates -- Chicago,
                              Illinois (Class A -- Series 2001-124) VRDN 1.20%
                              due 08/20/2014 (a)(b) .................................   12,495,000
                 1,970,000  Peoria, Illinois IDR (CDC Realty L.P. Project) VRDN
                              1.30% due 12/01/2014 (a) ..............................    1,970,000
                33,000,000  Regional Transportation Authority Illinois (Floaters --
                              Series D-818) VRDN 1.11% due 07/01/2033 (a)(b) ........   33,000,000
                 4,980,000  Regional Transportation Authority Illinois (Merlots --
                              Series A-41) VRDN 1.14% due 06/01/2017 (a)(b) .........    4,980,000
                 4,985,000  Regional Transportation Authority Illinois (Merlots --
                              Series A-24) VRDN 1.14% due 07/01/2032 (a)(b) .........    4,985,000
                 7,665,000  University of Illinois, University Revenue (Merlots --
                              Series A-38) VRDN 1.15% due 04/01/2034 (a)(b) .........    7,665,000
Indiana --       1,480,000  Allen County, Indiana EDR (Water Furnace International
2.6%                          Inc.) VRDN 1.21% due 11/01/2014 (a) ...................    1,480,000
                 1,015,000  Allen County, Indiana EDR (YMCA of Greater Fort
                              Wayne Project) VRDN 1.10% due 12/01/2009 (a) ..........    1,015,000
                 3,475,000  Baugo, Indiana School Building Corporation (Floaters --
                              Series 676) VRDN 1.13% due 01/15/2010 (a)(b) ..........    3,475,000
                 1,545,000  Bloomington, Indiana EDR (Bloomington Square Project)
                              VRDN 1.20% due 12/01/2008 (a) .........................    1,545,000
                 2,300,000  Crawfordsville, Indiana EDR (Performance Master LLC
                              Project) VRDN 1.25% due 10/01/2018 (a) ................    2,300,000
                 2,050,000  Dearborn County, Indiana EDR (D&S Machine Products
                              Inc.) VRDN 1.20% due 04/01/2018 (a) ...................    2,050,000
--------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Indiana        $ 3,435,000  Elkhart County, Indiana EDR (Patriot Homes Inc.
(continued)                   Project) VRDN 1.24% due 08/01/2012 (a) ................  $ 3,435,000
                 6,010,000  Greencastle, Indiana IDR (Crown Equipment Corp.
                              Project) VRDN 1.20% due 02/01/2011 (a) ................    6,010,000
                75,000,000  Indiana Bond Bank Revenue (Series A) BAN 2.00%
                              due 01/27/2004 ........................................   75,158,979
                11,000,000  Indiana Health Facilities Financing Authority Hospital
                              Revenue (Clarian Health Obligation -- Series H)
                              VRDN 1.12% due 03/01/2033 (a) .........................   11,000,000
                 7,510,000  Indiana Housing Finance Authority S/F Mortgage Revenue
                              (Series D-2) FXRDN 1.40% due 12/10/2003 ...............    7,510,000
                 9,700,000  Indiana Secondary Market Educational Loans
                              Incorporated Student Loan Revenue (Series B) VRDN
                              1.10% due 12/01/2013 (a) ..............................   9,700,000
                 2,130,000  Indiana State Development Finance Authority EDR
                              (Indianapolis Urban League Inc.) VRDN 1.10%
                              due 01/01/2020 (a) ....................................    2,130,000
                   560,000  Indiana State Development Finance Authority IDR
                              (Centurion Industries Inc. Project) VRDN 1.21%
                              due 10/01/2005 (a) ....................................      560,000
                10,900,000  Indiana State Development Finance Authority IDR
                              (Republic Services Inc. Project) DDN 1.21% due
                              12/01/2032 (a) ........................................   10,900,000
                            Indiana State Development Finance Authority Solid
                              Waste Disposal Revenue Waste Management
                              Incorporated VRDN:
                12,500,000    (Series A) 1.15% due 10/01/2025 (a) ...................   12,500,000
                 7,000,000    (Series B) 1.15% due 10/01/2025 (a) ...................    7,000,000
                29,200,000  Indiana State Office Building Community Facilities
                              Revenue (Miami Correctional Facility -- Series II-A)
                              VRDN 1.05% due 07/01/2022 (a) .........................   29,200,000
                 9,090,000  Indiana State Office Building Community Facilities
                              Revenue (Merlot -- Series B-17) VRDN 1.14%
                              due 07/01/2023 (a)(b) .................................    9,090,000
                 3,960,000  Indianapolis, Indiana EDR (New Bridges Apartments
                              Project) VRDN 1.14% due 06/01/2035 (a) ................    3,960,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Indiana        $26,000,000  Indianapolis, Indiana Citizens Gas & Coke Company CP
(continued)                   0.90% due 11/12/2003 ..................................  $26,000,000
                 5,025,000  Indianapolis, Indiana Gas Utility Revenue (Merlot --
                              Series A-50) VRDN 1.14% due 06/01/2013 (a)(b) .........    5,025,000
                 6,786,500  Indianapolis, Indiana Local Public Board (Floaters --
                              Series 784) VRDN 1.11% due 07/01/2033 (a)(b) ..........    6,786,500
                 6,000,000  Whiting Industrial Environmental Facilities Revenue
                              (Amoco Oil Company Project) DDN 1.20%
                              due 07/01/2031 (a) ....................................    6,000,000
                 3,000,000  Whiting Industrial Environmental Facilities Revenue
                              (North America Project -- Series B) DDN 1.20%
                              due 12/01/2035 (a) ....................................    3,000,000
                 5,800,000  Whiting Industrial Environmental Facilities Revenue
                              (North America Project) DDN 1.20%
                              due 07/01/2035 (a) ....................................    5,800,000
--------------------------------------------------------------------------------------------------
Iowa --         34,410,000  Iowa Finance Authority Revenue (Burlington Medical
1.6%                          Center -- Series 97) DDN 1.15% due 06/01/2027 (a) .....   34,410,000
                 4,445,000  Iowa Finance Authority M/F Revenue (The Gables at
                              Johnston Project) VRDN 1.15% due 12/01/2037 (a) .......    4,445,000
                33,000,000  Iowa City, Iowa Revenue (Act Inc.) DDN 1.25%
                              due 04/01/2032 (a) ....................................   33,000,000
                 6,500,000  Iowa Finance Authority Retirement Community Revenue
                              (Wesley Retirement Services -- Series B) VRDN 1.05%
                              due 12/01/2033 (a) ....................................    6,500,000
                            Iowa Finance Authority Revenue
                              (Museum of Art Foundation) DDN:
                 6,550,000    1.20% due 06/01/2033 (a) ..............................    6,550,000
                14,500,000    1.20% due 10/01/2033 (a) ..............................   14,500,000
                 9,100,000  Iowa Higher Education Loan Authority Revenue
                              (Buena Vista University Project) VRDN 1.35%
                              due 12/01/2012 (a) ....................................    9,100,000
                10,200,000  Iowa Higher Education Loan Authority Revenue (Private
                              College -- Ambrose) DDN 1.20% due 10/01/2033 (a) ......   10,200,000
                 3,900,000  Louisa County, Iowa PCR Refunding (Iowa-Ill G&E
                              Co.) VRDN 1.20% due 03/01/2017 (a) ....................    3,900,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Iowa           $19,500,000  Louisa County, Iowa PCR Refunding (Iowa-Ill G&E Co.
(continued)                   -- Series A) VRDN 1.20% due 09/01/2016 (a) ............  $19,500,000
                15,370,000  Municipal Securities Trust Certificates (Iowa Finance
                              Authority Hospital Facility Revenue Health System Class
                              A -- Series 26) VRDN 1.14% due 06/01/2010 (a)(b) ......   15,370,000
--------------------------------------------------------------------------------------------------
Kansas --        4,340,000  Lawrence, Kansas IDR Board (Prosoco Inc. Project --
0.2%                          Series 98-A) VRDN 1.18% due 12/01/2018 (a) ............    4,340,000
                 4,200,000  Lenexa, Kansas M/F Housing Revenue (Meadows
                              Apartments Project -- Series A) VRDN 1.15%
                              due 04/15/2035 (a) ....................................    4,200,000
                12,700,000  Olathe, Kansas Health Facilities Revenue (Olathe
                              Medical Center -- Series A) DDN 1.15%
                              due 09/01/2032 (a) ....................................   12,700,000
--------------------------------------------------------------------------------------------------
Kentucky --      1,115,000  Boone County, Kentucky Industrial Building Revenue
2.2%                         (Diocesan Educational Project) VRDN 1.25%
                              due 11/01/2018 (a) ....................................    1,115,000
                 2,400,000  Carroll County, Kentucky PCR (Kentucky Utility
                              Company Project -- Series A) CP 1.08%
                              due 12/01/2003 ........................................    2,400,000
                 2,500,000  Carroll County, Kentucky Solid Waste Disposal Revenue
                              (North American Stainless) VRDN 1.07%
                              due 05/01/2031 (a) ....................................    2,500,000
                 3,000,000  Crestview Hill, Kentucky Industrial Building Revenue
                              (Thomas More College Project) VRDN 1.15%
                              due 11/01/2018 (a) ....................................    3,000,000
                 1,415,000  Dayton, Kentucky Industrial Building Revenue (Willow
                              Green Project) VRDN 1.25% due 08/01/2020 (a) ..........    1,415,000
                 1,820,000  Fort Thomas, Kentucky Industrial Building Revenue
                              (Carmel Manor Inc. Project) FXRDN 1.30%
                              due 10/01/2014 ........................................    1,820,000
                 2,700,000  Graves County, Kentucky Solid Waste Disposal Revenue
                              (Waste Mangement Kentuck LLC Project) VRDN
                              1.14% due 03/01/2021 (a) ..............................    2,700,000
                18,720,000  Hopkins County, Kentucky Hospital Revenue (Floaters
                              -- Series 730) VRDN 1.13% due 11/15/2011 (a)(b) .......   18,720,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Kentucky       $ 3,320,000  Jefferson County, Kentucky Industrial Building Revenue
(continued)                   (Hamilton Printing Project) VRDN 1.20%
                              due 12/01/2011 (a) ....................................  $ 3,320,000
                 1,100,000  Jefferson County, Kentucky Industrial Building Revenue
                              (Thomas Development Project) VRDN 1.21%
                              due 04/10/2010 (a) ....................................    1,100,000
                 9,000,000  Jefferson County, Kentucky Environmental Facilities
                              Revenue (Louisville Gas & Electric Co. -- Series A)
                              VRDN 1.00% due 11/03/2003 (a) .........................    9,000,000
                11,000,000  Jefferson County, Kentucky PCR (Louisville Gas &
                              Electric Co.) CP 1.00% due 11/03/2003 .................   11,000,000
                 1,000,000  Jefferson County, Kentucky PCR (Louisville Gas &
                              Electric Co. -- Series 93-A) CP 1.05% due 11/07/2003 ..    1,000,000
                45,200,000  Kenton County, Kentucky Airport Board of Special
                              Facilities Revenue (Airis Cincinnati LLC -- Series A)
                              VRDN 1.15% due 07/01/2032 (a) .........................   45,200,000
                 5,740,000  Kenton County, Kentucky Enducational Revenue
                              (St. Pius X School District Project) VRDN 1.15%
                              due 06/01/2023 (a) ....................................    5,740,000
                20,000,000  Kentucky State Turnpike Authority Resource Recovery
                              Revenue Floater Certificates (Series 488) VRDN
                              1.11% due 07/01/2007 (a)(b) ...........................   20,000,000
                 7,400,000  Mercer County, Kentucky PCR (Kentucky Utility Co.
                              Project -- Series A) CP 1.08% due 12/01/2003 ..........    7,400,000
                 2,000,000  Midway, Kentucky Educational Building Revenue
                              (Midway College Project) VRDN 1.07%
                              due 10/01/2022 (a) ....................................    2,000,000
                 5,000,000  Minor Lane Heights, Kentucky Solid Waste Disposal
                              Revenue (Waste Management Kentucky LLC Project)
                              VRDN 1.14% due 03/01/2021 (a) .........................    5,000,000
                 7,200,000  Muhlenbery County, Kentucky PCR (Kentucky Utility
                              Co. Project -- Series A) CP 1.08% due 12/01/2003 ......    7,200,000
                30,500,000  Ohio County, Kentucky PCR (Big Rivers Electric Corp.
                              Project) VRDN 1.07% due 06/01/2013 (a) ................   30,500,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Kentucky       $ 1,450,000  Ohio County, Kentucky Solid Waste Disposal Revenue
(continued)                   (Waste Management Kentucky LLC Project) VRDN
                              1.14% due 03/01/2021 (a) ..............................  $ 1,450,000
                 2,745,000  Shelby County, Kentucky IDR (Truss Co. Inc. Kingbrook
                              Commerce Park LLC Project) VRDN 1.21%
                              due 06/01/2018 (a) ....................................    2,745,000
                            Timble County, Kentucky PCR (Louisville Gas & Electric
                              Co. Project -- Series A) CP:
                20,000,000    1.00% due 11/03/2003 ..................................   20,000,000
                 4,600,000    1.05% due 11/07/2003 ..................................    4,600,000
                 4,495,000  Wickliffe, Kentucky PCR & Solid Waste Disposal
                              Revenue (Westvaco Corp. Project) VRDN 1.03%
                              due 01/01/2009 (a) ....................................    4,495,000
--------------------------------------------------------------------------------------------------
Louisiana --     7,000,000  Calcasieu Parish Inc. of Louisiana IDB Environmental
2.1%                          Revenue (Citgo Petroleum Corp. Project) DDN 1.21%
                              due 12/01/2024 (a) ....................................    7,000,000
                 4,500,000  Calcasieu Parish Inc. of Louisiana IDB Environmental
                              Revenue (Hydroserve Westlake) VRDN 1.07%
                              due 06/01/2025 (a) ....................................    4,500,000
                39,060,000  East Baton Rouge Mortgage Financing Authority
                              (Series A-R-4) FXRDN 1.16% due 03/11/2004 .............   39,059,656
                20,000,000  East Baton Rouge Mortgage Financing Authority
                              (Series B) FXRDN 1.16% due 12/01/2003 .................   20,000,000
                14,528,400  Jefferson Parish, Louisiana Home Mortgage Authority
                              S/F Mortgage Revenue (Series B) FXRDN 1.11% due
                              09/24/2004 ............................................   14,528,400
                22,500,000  Louisiana Housing Finance Agency Mortgage Revenue
                              S/F FXRDN 1.16% due 05/28/2004 ........................   22,500,000
                 8,000,000  Louisiana Housing Finance Agency Mortgage Revenue
                              S/F (Series A-2) FXRDN 1.18% due 11/28/2003 ...........    8,000,000
                 9,380,000  Louisiana Public Facilities Authority Revenue (Canal
                              Street Development Corp Project -- Series B) VRDN
                              1.15% due 07/01/2022 (a) ..............................    9,380,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Louisiana      $10,000,000  Louisiana Public Facilities Authority Lease Revenue
(continued)                   VRDN 1.10% due 06/01/2008 (a) .........................  $10,000,000
                 9,975,000  Louisiana Public Facilities Authority Revenue
                              (Equipment & Capital Facilities Loan Project --
                              Series A) VRDN 1.15% due 07/01/2023 (a) ...............    9,975,000
                14,285,000  Louisiana Public Facilities Authority Revenue
                              (Equipment & Capital Facilities Loan Project --
                              Series A) VRDN 1.10% due 07/01/2029 (a) ...............   14,285,000
                 6,000,000  Louisiana State (Floaters -- Series 799) VRDN 1.11%
                              due 08/01/2010 (a) ....................................    6,000,000
                16,000,000  Louisiana State Offshore Term Authority Deepwater Port
                              Revenue (1st Stage A-Loop Inc.) DDN 1.05%
                              due 09/01/2008 (a) ....................................   16,000,000
                11,435,000  Louisiana State University & Agricultural & Mechanical
                              College Board VRDN 1.15% due 07/01/2032 (a) ...........   11,435,000
                11,000,000  Plaquemines Parish, Louisiana Environmental Revenue
                              (Exploration & Oil Project) DDN 1.20%
                              due 05/01/2025 (a) ....................................   11,000,000
--------------------------------------------------------------------------------------------------
Maine --         1,960,000  Eastport, Maine IDR (Passamaquoddy Tribe) VRDN
0.4%                          1.15% due 11/01/2006 (a) ..............................    1,960,000
                 1,450,000  Gray, Maine Revenue (Advance Realty Project) VRDN
                              1.05% due 10/01/2011 (a) ..............................    1,450,000
                24,745,000  Maine Finance Authority Revenue (Jackson Lab Issue
                              2002) VRDN 1.08% due 07/01/2031 (a) ...................   24,745,000
                   900,000  Millinocket, Maine Revenue (Gardner Chipmills Project)
                              VRDN 1.24% due 03/01/2005 (a) .........................      900,000
                 4,015,000  Portland, Maine Revenue Obligation (Grass Properties &
                              Applicators) VRDN 1.15% due 10/01/2020 (a) ............    4,015,000
                 4,415,000  Trenton, Maine Revenue (The Talaria Co. Project)
                              VRDN 1.24% due 10/15/2015 (a) .........................    4,415,000
--------------------------------------------------------------------------------------------------
Maryland --      5,250,000  Anne Arundel County, Maryland PCR (Baltimore Gas &
0.2%                          Electric) FXRDN 1.23% due 07/01/2004 ..................    5,250,000

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
=====================================================================================================
                                                                                            Value
                  Face Amount                           Issue                             (Note 1a)
=====================================================================================================
Maryland          $ 8,240,000  Maryland State Department Housing Community
(continued)                      Development (Series E) FXRDN 1.25%
                                 due 12/18/2003 ........................................  $ 8,240,000
                    5,000,000  Maryland State Health & Higher Educational Facilities
                                 Authority Revenue (Floater -- Series 825) VRDN
                                 1.05% due 08/15/2038 (a)(b) ...........................    5,000,000
-----------------------------------------------------------------------------------------------------
Massachusetts --    9,000,000  Blackstone Valley, Massachusetts Vocational Regional
3.8%                             School District BAN 1.75% due 07/15/2004 ..............    9,047,018
                    9,040,000  Clipper Tax-Exempt Trust -- Massachusetts Turnpike
                                 Authority (Series 2000-2) FXRDN 1.15%
                                 due 02/12/2004 (b) ....................................    9,040,000
                   10,455,000  Clipper Tax-Exempt Trust Housing Finance Authority
                                 (Series 2000-5) VRDN 1.15% due 12/30/2004 (a) .........   10,455,000
                   10,660,000  Greater Lawrence, Massachusetts Sanitation District
                                 SAAN 2.25% due 11/06/2003 .............................   10,661,225
                    8,439,347  Hull, Massachusetts BAN 1.75% due 07/15/2004 ............    8,483,318
                    9,900,000  Lynn, Massachusetts BAN 2.00% due 10/15/2004 ............    9,984,961
                   14,000,000  Malden, Massachusetts BAN 2.50% due 11/26/2003 ..........   14,010,395
                   10,000,000  Massachusetts Port Authority CP 0.90% due 11/12/2003 ....   10,000,000
                    9,850,000  Massachusetts State Development Finance Agency
                                 Revenue (Cordis Mills LLC) VRDN 1.10%
                                 due 12/01/2032 (a) ....................................    9,850,000
                   10,820,000  Massachusetts State Development Finance Agency
                                 Revenue (Gordon College) VRDN 1.03%
                                 due 09/01/2032 (a) ....................................   10,820,000
                    7,650,000  Massachusetts State Development Finance Agency
                                 Revenue (Series A) VRDN 1.05% due 10/01/2025 (a) ......    7,650,000
                   25,000,000  Massachusetts State Development Finance Agency
                                 Revenue (Suffolk University Asset Guaranty) VRDN
                                 1.13% due 07/01/2032 (a) ..............................   25,000,000
                    2,500,000  Massachusetts State Development Finance Agency
                                 Revenue (Walnut Hill School District) VRDN 1.05%
                                 due 07/01/2032 (a) ....................................    2,500,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Massachusetts  $30,000,000  Massachusetts State Development Finance Agency
(continued)                   Revenue (Wentworth Institute of Technology) VRDN
                              1.13% due 10/01/2033 (a) ..............................  $30,000,000
                 2,860,000  Massachusetts State Industrial Finance Agency Revenue
                              (Cambridge Isotope Labs Inc.) VRDN 1.05%
                              due 06/01/2015 (a) ....................................    2,860,000
                28,920,500  Massachusetts State Floater Certificate (Series 716-D)
                              VRDN 1.05% due 08/01/2018 (a)(b) ......................   28,920,500
                14,900,000  Massachusetts State (Merlots -- Series A-51) VRDN
                              1.10% due 08/01/2020 (a)(b) ...........................   14,900,000
                58,094,500  Massachusetts State Water Resource Authority (Floaters
                              -- Series 742-D) VRDN 1.10% due 08/01/2019 (a)(b)         58,094,500
                16,400,000  Municipal Securities Trust Certificates -- Massachusetts
                              State Port Authority SPL Facility VRDN 1.20%
                              due 04/28/2016 (a)(b) .................................   16,400,000
                 6,500,000  New Bedford, Massachusetts RAN 1.75%
                              due 06/30/2004 ........................................    6,528,369
                 5,000,000  North Adams, Massachusetts BAN 2.00%
                              due 02/26/2004 ........................................    5,012,822
                14,200,000  Old Rochester, Massachusetts Regional School District
                              BAN 2.00% due 12/19/2003 ..............................   14,211,783
                10,000,000  Old Rochester, Massachusetts Regional School District
                              BAN 1.75% due 10/15/2004 ..............................   10,066,157
                10,000,000  Pembroke, Massachusetts BAN 2.00% due 08/05/2004 ........   10,073,624
                27,411,000  Springfield, Massachusetts BAN 3.00% due 06/18/2004 .....   27,725,880
                12,997,000  Springfield, Massachusetts RAN 2.25% due 07/08/2004 .....   13,110,990
--------------------------------------------------------------------------------------------------
Michigan --      7,090,000  Chelsea, Michigan Economic Development Corp.
3.0%                         Revenue (Silver Maples of Chelsea) VRDN 1.15%
                             due 05/15/2028 (a) .....................................    7,090,000
                 9,035,000  Dearborn, Michigan Economic Development Corp.
                              Revenue (Henry Ford Village Inc. Project) VRDN
                              1.15% due 10/01/2023 (a) ..............................    9,035,000
                38,790,000  Detroit, Michigan City School District (Merlots --
                              Series A-113) VRDN 1.14% due 05/01/2029 (a)(b) ........   38,790,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Michigan       $ 2,895,000  Detroit, Michigan City School District (Putters --
(continued)                   Series 326) VRDN 1.11% due 05/01/2025 (a)(b) ........... $ 2,895,000
                 1,155,000  Detroit, Michigan Sewer Disposal Revenue VRDN
                              1.12% due 07/01/2028 (a)(b) ............................   1,155,000
                 2,265,000  Detroit, Michigan Sewer Disposal Revenue (Merlot --
                              Series B-41) VRDN 1.14% due 07/01/2026 (a)(b) ..........   2,265,000
                17,520,000  Eastern Michigan University Revenue DDN 1.15%
                              due 06/01/2027 (a) .....................................  17,520,000
                 7,580,000  Macomb County, Michigan Hospital Finance Authority
                              Revenue (Clemens General -- Series A-2) DDN 1.17%
                              due 10/01/2020 (a) .....................................   7,580,000
                11,000,000  Michigan Municipal (Series B-1) BAN 2.00%
                              due 08/20/2004 .........................................  11,085,418
                31,000,000  Michigan Municipal (Series B-2) BAN 2.00%
                              due 08/23/2004 .........................................  31,240,715
                15,850,000  Michigan State Higher Educational Facilities Authority
                              Revenue (Ave Maria School of Law Project) VRDN
                              1.15% due 08/01/2026 (a) ...............................  15,850,000
                 2,855,000  Michigan State Higher Educational Facilities Authority
                              Revenue Davenport University Project) VRDN 1.07%
                              due 08/01/2027 (a) .....................................   2,855,000
                12,995,000  Michigan State Hospital Finance Authority Revenue
                              (Merlots -- Series K) VRDN 1.14% due 11/15/2023
                              (a)(b) .................................................  12,995,000
                 3,830,000  Michigan State Hospital Finance Authority Revenue
                              (Chelsea Community Hospital) VRDN 1.07%
                              due 05/15/2031 (a) .....................................   3,830,000
                15,000,000  Michigan State Hospital Finance Authority Revenue
                              (Crittenton -- Series A) VRDN 1.17%
                              due 03/01/2030 (a) .....................................  15,000,000
                24,510,000  Michigan State Hospital Finance Authority Revenue
                              (Trinity Health -- Series E) VRDN 1.05%
                              due 12/01/2030 (a) .....................................  24,510,000
                 4,230,000  Michigan State Strategic Fund Limited Obligation
                              Revenue (Weller Truck Parts Project) VRDN 1.30%
                              due 10/01/2029 (a) .....................................   4,230,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Michigan       $ 4,400,000  Michigan State Strategic Fund Limited Obligation
(continued)                   Revenue (AVL North America Inc. Project) VRDN
                              1.40% due 04/01/2011 (a) ..............................  $ 4,400,000
                 6,900,000  Michigan State Strategic Fund Limited Obligation
                              Revenue (Sur-Flo Plastics Inc. Project) VRDN 1.30%
                              due 08/01/2025 (a) ....................................    6,900,000
                 2,800,000  Michigan State Strategic Fund Limited Obligation
                              Revenue (WE Upjohn Institute Project) VRDN 1.07%
                              due 06/01/2012 (a) ....................................    2,800,000
                 3,855,000  Michigan State Strategic Fund Limited Obligation
                              Revenue (Detroit Symphony) DDN 1.15%
                              due 06/01/2031 (a) ....................................    3,855,000
                 8,400,000  Michigan State Strategic Fund Limited Obligation
                              Revenue (Detroit Symphony -- Series A) DDN 1.15%
                              due 06/01/2031 (a) ....................................    8,400,000
                23,125,000  Michigan State Building Authority Revenue (Series 2) CP
                              0.98% due 12/11/2003 ..................................   23,125,000
                 7,600,000  Municipal Securities Trust Certificates (Class A -- Series
                              2001-166 Detroit Michigan Sewer Disposal Revenue)
                              VRDN 1.20% due 12/15/2021 (a)(b) ......................    7,600,000
                16,650,000  Northern Michigan University Revenue DDN 1.15%
                              due 06/01/2031 (a) ....................................   16,650,000
                 4,520,000  Oakland County, Michigan Economic Development
                              Corp. Limited Obligation Revenue (Su Dan Co.
                              Project) VRDN 1.30% due 07/01/2024 (a) ................    4,520,000
                 9,555,000  Oakland County, Michigan Economic Development
                              Corp. Limited Obligation Revenue (Pontiac Vision
                              Schools Project) VRDN 1.15% due 08/01/2020 (a) ........    9,555,000
--------------------------------------------------------------------------------------------------
Minnesota --     7,800,000  Dakota County, Minnesota Community Development
0.8%                          Agency M/F Housing Revenue (Regatta Commons
                              Project -- Series A) DDN 1.25% due 01/01/2038 (a) .....    7,800,000
                10,000,000  Dakota County, Minnesota Community Development
                              Agency S/F Housing FXRDN 1.05% due 08/01/2004 .........   10,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Minnesota      $ 2,800,000  Hennepin County, Minnesota Housing and Redevelopment
(continued)                   Authority M/F Revenue (Stone Arch Apartments Project)
                              VRDN 1.15% due 04/15/2035 (a) .........................  $ 2,800,000
                14,000,000  Minnesota Rural Water Finance Authority (Public Project
                              -- Series B) BAN 2.00% due 10/15/2004 .................   14,119,145
                24,800,000  Rochester Minnesota Health Care Facilities Revenue CP
                              0.93% due 11/03/2003 ..................................   24,800,000
                19,410,000  University of Minnesota (Series A) VRDN 1.15%
                              due 01/01/2034 (a) ....................................   19,410,000
--------------------------------------------------------------------------------------------------
Mississippi --  9,400,000  Mississippi Business Finance Corp. Revenue (Mississippi
1.1%                         Power Co. Project) VRDN 1.21% due 12/01/2027 (a) .......   9,400,000
                10,000,000  Mississippi Business Finance Corp. Solid Waste Disposal
                              Revenue (Mississippi Power Co. Project) DDN 1.30%
                              due 05/01/2028 (a) ....................................   10,000,000
                12,500,000  Mississippi Home Corp. Lease Purchase Revenue VRDN
                              1.15% due 10/01/2007 (a) ..............................   12,500,000
                32,244,000  Mississippi Home Corp. S/F Revenue (Floaters --
                              Series 714) VRDN 1.18% due 10/03/2005 (a)(b) ..........   32,244,000
                42,505,000  Mississippi State Hospital Equipment & Facilities
                              Authority Revenue (North Mississippi Health Services
                              -- Series 1) CP 0.92% due 11/10/2003 ..................   42,505,000
                 5,000,000  Mississippi State (Floaters -- Series 800) VRDN 1.11%
                              due 10/01/2008 (a) ....................................    5,000,000
--------------------------------------------------------------------------------------------------
Missouri --      5,000,000  Berkeley, Missouri IDA Revenue (Wetterau Project)
1.7%                          VRDN 1.10% due 07/01/2008 (a) .........................    5,000,000
                 3,600,000  Cabool, Missouri IDA IDR (Ameriduct Worldwide Inc.
                              Project) VRDN 1.30% due 05/01/2010 (a) ................    3,600,000
                            Lees Summit, Missouri M/F Housing Revenue
                              (Affordable Housing Acquisition) VRDN:
                14,455,000    (Series A) 1.32% due 07/01/2046 (a) ...................   14,455,000
                14,400,000    (Series B) 1.32% due 07/01/2046 (a) ...................   14,400,000
                12,700,000  Missouri State Development Finance Board Lease
                              Revenue (Missouri Associate Municipal Utilities Lease)
                              DDN 1.20% due 06/01/2033 (a) ..........................   12,700,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Missouri       $26,550,000  Missouri State Health & Higher Educational Facilities
(continued)                   Authority Revenue (Bethesda Health Group -- Series
                              A) DDN 1.20% due 08/01/2031 (a) .......................  $26,550,000
                            Missouri State Health & Higher Educational Facilities
                              Authority Revenue (Pooled Hospital Loan Program)
                              VRDN:
                 9,800,000   (Series B) 1.13% due 08/01/2029 (a) ....................    9,800,000
                 4,065,000   (Series C) 1.13% due 08/01/2029 (a) ....................    4,065,000
                12,400,000  Missouri State Health & Higher Educational Facilities
                              Authority Revenue (Christian Brothers -- Series A)
                              DDN 1.20% due 10/01/2032 (a) ..........................   12,400,000
                19,265,000  Missouri State Health & Higher Educational Facilities
                              Authority Revenue (Louis University -- Series A)
                              DDN 1.20% due 10/01/2016 (a) ..........................   19,265,000
                 6,000,000  Missouri State Health & Educational Facilities Authority
                              (School District Advance Funding Program) FXRDN
                              1.15% due 10/29/2004 ..................................    6,000,000
                 9,000,000  Missouri State Health & Educational Facilities Authority
                              (School District Advance Funding Program -- Series J)
                              FXRDN 1.15% due 10/29/2004 ............................    9,000,000
                 7,000,000  Missouri State Health & Educational Facilities Authority
                              (School District Advance Funding Program -- Saint
                            Louis City School -- Series O) FXRDN 1.18%
                              due 10/29/2004 ........................................    7,000,000
                 8,000,000  Saint Louis County, Missouri IDA Industrial Revenue
                              (Wetterau Inc Project) VRDN 1.10%
                              due 12/01/2003 (a) ....................................    8,000,000
                            Saint Louis County, Missouri IDA M/F Housing Revenue
                              (Metro Lofts Apartments) VRDN:
                13,250,000    (Series A) 1.15% due 03/15/2036 (a) ...................   13,250,000
                 4,050,000    (Series C) 1.20% due 09/15/2036 (a) ...................    4,050,000
                 1,325,000  Sikeston, Missouri IDA Revenue (Heritage American
                              Homes LP/North Ridge Homes Inc. Project) VRDN
                              1.24% due 07/01/2009 (a) ..............................    1,325,000
--------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Montana --     $ 5,000,000  Anaconda Deer Lodge County, Montana Environmental
0.1%                          Facility -- ARCO DDN 1.20% due 10/01/2037 (a) .........  $ 5,000,000
--------------------------------------------------------------------------------------------------
Nebraska --     21,100,000  Lancaster County, Nebraska Hospital Authority Revenue
0.7%                          (Bryan Lgh Medical Center Project) DDN 1.15%
                              due 06/01/2018 (a) ....................................   21,100,000
                14,500,000  Nebraska Public Power District Revenue CP 1.00%
                              due 12/09/2003 ........................................   14,500,000
                16,500,000  Nebraska Public Power District Revenue CP 0.90%
                              due 11/13/2003 ........................................   16,500,000
                18,600,000  Omaha Public Power District Nebraska Electric Revenue
                              CP 0.88% due 11/16/2003 ...............................   18,600,000
--------------------------------------------------------------------------------------------------
Nevada --       19,400,000  Clark County, Nevada IDR (Nevada Cogeneration I
1.1%                          Project) DDN 1.25% due 11/01/2020 (a) .................   19,400,000
                18,700,000  Clark County, Nevada IDR (Nevada Cogeneration
                              Association II Project) VRDN 1.20%
                              due 12/01/2022 (a) ....................................   18,700,000
                 5,990,000  Clark County, Nevada (ROCS RR -- Series II-R 1035)
                              VRDN 1.12% due 06/01/2021 (a)(b) ......................    5,990,000
                 4,000,000  Clark County, Nevada (ROCS RR -- Series II-R 4012)
                              VRDN 1.17% due 07/01/2023 (a)(b) ......................    4,000,000
                 8,995,000  Clark County, Nevada McCarran International Airport
                              Revenue (Series A) VRDN 1.10% due 07/01/2012 (a) ......    8,995,000
                 5,910,000  Clark County, Nevada School District (Merlots --
                              Series B02) VRDN 1.14% due 06/15/2019 (a)(b) ..........    5,910,000
                11,290,000  Eagle Tax-Exempt Trust -- Clark County, Nevada
                              School District (Series 962804) VRDN 1.12%
                              due 06/15/2015 (a)(b) .................................   11,290,000
                 6,000,000  Henderson, Nevada Public Housing Revenue (Pueblo II
                              -- Series B) VRDN 1.00% due 08/01/2026 (a) ............    6,000,000
                 9,995,000  Las Vegas Valley, Nevada Water District (Merlots --
                              B-10) VRDN 1.14% due 06/01/2024 (a)(b) ................    9,995,000
                16,855,000  Truckee Meadows, Nevada Water Authority Revenue
                              (Municipal Security Trust Receipts -- Series SGA 137)
                              VRDN 1.20% due 07/01/2030 (a)(b) ......................   16,855,000
--------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
===================================================================================================
                                                                                          Value
                  Face Amount                          Issue                            (Note 1a)
===================================================================================================
New Hampshire --  $ 8,860,000  New Hampshire Health & Educational Facilities
1.3%                             Authority Revenue (Riverwoods at Exeter) VRDN
                                 1.13% due 03/01/2034 (a) ............................  $ 8,860,000
                   11,000,000  New Hampshire Health & Educational Facilities
                                 Authority Revenue (Floaters -- Series 866) VRDN
                                 1.11% due 08/15/2021 (a)(b) .........................   11,000,000
                   12,125,000  New Hampshire Higher Educational & Health Facility
                                 Authority Revenue (VHA New England Inc. -- Series
                                 G) VRDN 1.05% due 12/01/2025 (a) ....................   12,125,000
                    5,475,000  New Hampshire Higher Educational & Health Facility
                                 Authority Revenue (Floater -- Series 772) VRDN
                                 1.11% due 01/10/2017 (a)(b) .........................    5,475,000
                               New Hampshire State Business Finance Authority PCR
                                 (New England Power Co Project -- Series A) CP:
                   25,000,000    1.10% due 01/13/2004 ................................   25,000,000
                   35,850,000    1.10% due 11/21/2003 ................................   35,850,000
                   21,000,000    1.05% due 11/25/2003 ................................   21,000,000
                    3,600,000  New Hampshire State Business Finance Authority
                                 Industrial Facilities Revenue (Wiggins Airways Inc.)
                                 VRDN 1.15% due 12/01/2033 (a) .......................    3,600,000
                    2,125,000  New Hampshire State Business Finance Authority
                                 Industrial Facilities Revenue (Nim-Cor Inc.) VRDN
                                 1.15% due 11/01/2009 (a) ............................    2,125,000
                    2,400,000  New Hampshire State Business Finance Authority
                                 Industrial Facilities Revenue (JMT Properties LLC)
                                 VRDN 1.30% due 07/01/2018 (a) .......................    2,400,000
                    3,075,000  New Hampshire State Business Finance Authority
                                 Revenue (Montgomery Wire Corp.) VRDN 1.15%
                                 due 02/01/2014 (a) ..................................    3,075,000
---------------------------------------------------------------------------------------------------
New York --        15,000,000  Binghamton, New York BAN 2.00% due 09/24/2004 .........   15,120,984
5.3%               18,000,000  Chemung County, New York RAN 1.75%
                                 due 04/14/2004 ......................................   18,057,574
                   10,894,000  Clymer, New York Central School District (Formerly
                                 Clymer Harmony & French Central School District)
                                 BAN 1.40% due 06/25/2004 ............................   10,915,502

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
New York       $15,000,000  Edgemont, New York Unified Free School District
(continued)                   (Greenburgh) BAN 1.50% due 08/20/2004 .................  $15,053,463
                 7,958,000  Fort Ann, New York Central School District BAN
                              1.50% due 06/30/2004 ..................................    7,981,427
                 4,127,000  Fort Ann, New York Central School District BAN
                              1.50% due 08/06/2004 ..................................    4,141,006
                10,000,000  Hilton, New York Central School District BAN 1.50%
                              due 09/02/2004 ........................................   10,037,205
                 5,000,000  Honeoye Fall Lima, New York Central School District
                              BAN 2.00% due 09/23/2004 ..............................    5,039,733
                 3,010,261  Horseheads, New York Central School District BAN
                              1.75% due 06/22/2004 ..................................    3,022,656
                12,000,000  Kenmore-Tonawanda, New York Unified Free School
                              District BAN 2.00% due 10/01/2004 .....................   12,099,894
                 9,295,000  Long Island Power Authority, New York Electric System
                              Revenue (Floaters -- Series 822) VRDN 1.10%
                              due 09/01/2029 (a)(b) .................................    9,295,000
                 6,000,000  Longwood Central School District (Suffolk County,
                              New York) TAN 1.75% due 06/30/2004 ....................    6,028,113
                61,185,000  Metropolitan Transportation Authority, New York
                              Revenue (Floaters -- Series 823-D) VRDN 1.08%
                              due 11/15/2023 (b) ....................................   61,185,000
                35,000,000  Monroe County, New York RAN 1.75%
                              due 04/15/2004 ........................................   35,094,441
                50,000,000  New York, New York Floating Rate (Series L-40-J)
                              1.15% due 04/15/2004 (a)(b) ...........................   50,000,000
               121,475,000  New York, New York Floating Rate (Series L J) 1.15%
                              due 04/15/2004 (a)(b) .................................  121,475,000
                17,900,000  New York State Housing Finance Agency Revenue
                              (750 6th Avenue -- Series A) VRDN 1.05%
                              due 05/15/2031 (a) ....................................   17,900,000
                21,000,000  New York State Housing Finance Agency Revenue
                              (Kew Gardens Hills -- Series A) VRDN 1.00%
                              due 05/15/2036 (a) ....................................   21,000,000

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
=====================================================================================================
                                                                                            Value
                  Face Amount                           Issue                             (Note 1a)
=====================================================================================================
New York          $14,660,000  Otego-Unadilla, New York Central School District
(continued)                      (Formerly Otego Oneonta) BAN 1.75%
                                 due 06/30/2004 ........................................  $14,727,266
                   16,900,000  Patchogue-Medford, New York Unified Free School
                                 District TAN 1.50% due 06/24/2004 .....................   16,953,872
                    5,000,000  Phelps-Clifton Spring, New York Central School District
                                 BAN 2.00% due 06/18/2004 ..............................    5,026,767
                    5,734,381  Ravena Coeymans Selkirk, New York Central School
                                 District BAN 2.00% due 06/18/2004 .....................    5,767,578
                   17,000,000  Rochester, New York (Series III) RAN 2.00%
                                 due 06/30/2004 ........................................   17,101,457
                   20,000,000  Solvay, New York Unified Free School District BAN
                                 1.40% due 07/20/2004 ..................................   20,056,672
                    8,500,000  Wantagh, New York Unified Free School District BAN
                                 1.75% due 09/10/2004 ..................................    8,543,244
                    7,500,000  Weedsport, New York Central School District BAN
                                 1.75% due 07/30/2004 ..................................    7,538,676
                    4,000,000  West Islip, New York Unified Free School District TAN
                                 1.50% due 06/30/2004 ..................................    4,013,116
-----------------------------------------------------------------------------------------------------
North Carolina --  14,000,000  Municipal Securities Trust Certificates (Class A --
1.1%                             Series 2001-125) DDN 1.17% 07/23/2015 (a)(b) ..........   14,000,000
                   10,365,000  North Carolina Educational Facilities Finance Agency
                                 Revenue (Guilford College MBIA) VRDN 1.10%
                                 due 05/01/2024 (a) ....................................   10,365,000
                   23,055,000  North Carolina Medical Care Community Retirement
                                 Revenue (Adult Community Services -- Series B)
                                 DDN 1.30% due 11/15/2009 (a) ..........................   23,055,000
                   25,310,000  North Carolina Medical Care Community Health Care
                                 Facilities Revenue (Carol Woods Project) DDN 1.15%
                                 due 04/01/2031 (a) ....................................   25,310,000
                   18,000,000  North Carolina Medical Care Community Health Care
                                 Facilities Revenue (Friends Home) VRDN 1.05%
                                 due 04/15/2004 (a) ....................................   18,000,000
                   13,740,000  Raleigh Durham, North Carolina Apartment Authority
                                 Revenue VRDN 1.05% due 11/01/2017 (a) .................   13,740,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
North Dakota -- $ 9,000,000  North Dakota Rural Water Finance Corp. Public Projects
0.4%                           BAN 2.00% due 10/15/2004 ..............................  $9,069,717
                 33,255,000  Ward County, North Dakota Health Care Facilities
                               Revenue (Trinity Obligation Group -- Series A)
                               DDN 1.20% due 07/01/2029 (a) ..........................  33,255,000
Ohio --          10,000,000  Cincinnati, Ohio City School District BAN 1.75%
4.1%                           due 09/10/2004 ........................................  10,044,906
                  9,600,000  Clinton County, Ohio Hospital Revenue (Capital Asset
                               Incorporate Pooled Loan) VRDN 1.13%
                               due 11/01/2020 (a) ....................................   9,600,000
                  7,150,000  Clinton County, Ohio Hospital Revenue (Capital Asset
                               Incorporate Pooled Loan) VRDN 1.13%
                               due 07/01/2029 (a) ....................................   7,150,000
                  6,851,000  Clipper Tax-Exempt Trust -- Ohio Housing Finance
                               Agency (Series 2000-4) VRDN 1.30%
                               due 12/23/2003 (a) ....................................   6,851,000
                  4,300,000  Cuyahoga County, Ohio Civic Facilities Revenue Center
                               for Families & Children VRDN 1.14%
                               due 06/01/2024 (a) ....................................   4,300,000
                 10,535,000  Cuyahoga County, Ohio Hospital Facilities Revenue
                               (Jennings Center) VRDN 1.10% due 11/01/2023 (a) .......  10,535,000
                  8,045,000  Cuyahoga County, Ohio Hospital Facilities Revenue
                               (Metrohealth System Project) VRDN 1.07%
                               due 03/01/2033 (a) ....................................   8,045,000
                  5,000,000  Cuyahoga County, Ohio Hospital Facilities Revenue
                               (Sisters of Charity Health System) VRDN 1.07%
                               due 11/01/2030 (a) ....................................   5,000,000
                  2,225,000  Cuyahoga County, Ohio M/F Revenue (St. Vitus Village
                               Apartments Project) VRDN 1.14% due 06/01/2022 (a) .....   2,225,000
                  4,655,000  Deerfield Township, Ohio (Tax Increment Revenue --
                               Series B) VRDN 1.10% due 12/01/2022 (a) ...............   4,655,000
                  3,500,000  Eagle Tax-Exempt Trust -- Ohio Water Development
                               Authority (Ohio Edison) VRDN 1.12%
                               due 07/01/2015 (a)(b) .................................   3,500,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Ohio           $ 4,800,000  Eagle Tax-Exempt Trust -- Ohio Edison (Series 953509)
(continued)                   VRDN 1.12% due 07/01/2015 (a)(b) ......................  $ 4,800,000
                15,000,000  Eagle Tax-Exempt Trust -- Cleveland Water
                              (Series 983501) VRDN 1.12% due 01/01/2025 (a)(b) ......   15,000,000
                22,065,000  Eagle Tax-Exempt Trust -- Ohio State Turnpike Revenue
                              (Series 983502) VRDN 1.12% due 02/15/2020 (a)(b) ......   22,065,000
                 9,360,000  Franklin County, Ohio Hospital Revenue (Children's
                              Hospital) VRDN 1.05% due 11/01/2025 (a) ...............    9,360,000
                10,305,000  Franklin County, Ohio Hospital Revenue (Children's
                              Hospital Project Ambac) VRDN 1.05%
                              due 11/01/2033 (a) ....................................   10,305,000
                 4,550,000  Franklin County, Ohio M/F Revenue (Community Housing
                              Network) VRDN 1.10% due 03/01/2027 (a) ................    4,550,000
                 7,785,000  Geauga County, Ohio Revenue (Sisters of Notre Dame
                              Project) VRDN 1.10% due 08/01/2016 (a) ................    7,785,000
                13,750,000  Hamilton County, Ohio Hospital Facilities Revenue
                              (Children's Hospital Medical Center) VRDN 1.07%
                              due 05/15/2017 (a) ....................................   13,750,000
                 9,050,000  Hamilton County, Ohio Hospital Facilities Revenue
                              (Drake Center Inc. -- Series A) VRDN 1.07%
                              due 06/01/2019 (a) ....................................    9,050,000
                 7,500,000  Huron County, Ohio Hospital Facilities Revenue
                              (Norwalk Area Health System) VRDN 1.07%
                              due 12/01/2027 (a) ....................................    7,500,000
                 5,080,000  Licking County, Ohio IDR (Renosol Corp. Project)
                              VRDN 1.30% due 06/01/2030 (a) .........................    5,080,000
                 3,800,000  Lucas-Beacon Place Housing Development Corp. M/F
                              Revenue (Beacon Place Apartments Project) FXRDN
                              1.40% due 03/15/2004 ..................................    3,800,000
                12,200,000  Lucas County, Ohio Revenue (Toledo Society) VRDN
                              1.05% due 10/01/2021 (a) ..............................   12,200,000
                 1,990,000  Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project)
                              VRDN 1.30% due 08/01/2017 (a) .........................    1,990,000
                11,830,000  Middleburg Heights, Ohio Hospital Revenue (Southwest
                              General Health) VRDN 1.07% due 08/15/2022 (a) .........   11,830,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Ohio           $ 2,600,000  Montgomery County, Ohio EDR (Benjamin & Marian
(continued)                   Project -- Series A) VRDN 1.10% due 04/01/2011 (a) ....  $ 2,600,000
                            Montgomery County, Ohio Health Revenue (Miami
                              Valley Hospital -- Series 1998-B) CP:
                 1,500,000    0.92% due 11/12/2003 ..................................    1,500,000
                85,750,000    0.93% due 11/12/2003 ..................................   85,750,000
                 7,320,000  Ohio State EDR (Goodwill Industrial Miami Valley
                              Project) VRDN 1.07% due 06/01/2023 (a) ................    7,320,000
                 2,095,000  Ottawa County, Ohio IDR (Adrian Sand & Stone Inc.
                              Project) VRDN 1.21% due 10/01/2008 (a) ................    2,095,000
                 8,350,000  Port Authority of Columbiana County, Ohio IDR
                              (GEI of Columbiana Inc. Project) VRDN 1.21%
                              due 06/01/2022 (a) ....................................    8,350,000
                10,000,000  Princeton, Ohio City School District BAN 1.35%
                              due 01/15/2004 ........................................   10,009,129
                 6,815,000  Richland County, Ohio Revenue (Mansfield Area YMCA
                              Project) VRDN 1.10% due 11/01/2019 (a) ................    6,815,000
                            South Lebanon Villiage, Ohio M/F Revenue (Housing --
                              Pedcor Invests -- Cedars) VRDN:
                 7,700,000    (Series A) 1.20% due 09/01/2038 (a) ...................    7,700,000
                 1,100,000    (Series B) 1.15% due 09/01/2038 (a) ...................    1,100,000
                20,000,000  Sugarcreek, Ohio Local School District BAN 1.35%
                              due 01/29/2004 ........................................   20,020,235
                24,405,000  University of Toledo, Ohio General Receipts DDN
                              1.15% due 06/01/2032 ..................................   24,405,000
                 4,730,000  Willoughby, Ohio IDR (Kennedy Group Inc. Project)
                              VRDN 1.21% due 09/01/2018 (a) .........................    4,730,000
                 1,660,000  Wood County, Ohio IDR (GHT Property Management
                              LLC Project) VRDN 1.24% due 08/01/2019 (a) ............    1,660,000
                 2,525,000  Wood County, Ohio IDR (TL INDS & AMPP Inc.
                              Project) VRDN 1.21% due 05/01/2011 (a) ................    2,525,000
--------------------------------------------------------------------------------------------------
Oklahoma --      9,471,666  Comanche County, Oklahoma Home Finance S/F
1.5%                          Revenue Notes (Series C-R2) FXRDN 1.18% due
                              04/01/2004 ............................................    9,471,666

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Oklahoma       $53,800,000  Oklahoma County, Oklahoma Finance Authority
(continued)                   Revenue (Oklahoma County Housing Preservation)
                              VRDN 1.25% due 01/01/2033 (a) .........................  $53,800,000
                34,400,000  Oklahoma Development Finance Authority Revenue
                              (Inverness Village -- Continuing Care Retirement --
                              Series C) DDN 1.20% due 02/01/2012 (a) ................   34,400,000
                26,220,824  Oklahoma County, Oklahoma Home Finance Authority
                              S/F Mortgage Revenue FXRDN 1.18% due 05/03/
                              2004 ..................................................   26,220,824
                14,833,000  Oklahoma Housing Finance Agency S/F Revenue
                              FXRDN 1.11% due 08/31/2004 ............................   14,833,000
                 5,776,363  Rogers County, Oklahoma Housing Finance Authority
                              (Series A) FXRDN 1.08% due 12/01/2003 .................    5,776,349
                 6,800,000  Tulsa County, Oklahoma Home Finance Authority S/F
                              Mortgage Revenue (Series A) VRDN 1.19%
                              due 04/01/2004 (a) ....................................    6,800,000
--------------------------------------------------------------------------------------------------
Oregon --       10,000,000  ABN-AMRO Muni Tops -- Portland, Oregon
1.2%                          (Series 2001-4) VRDN 1.11% due 06/01/2009 (a)(b) ......   10,000,000
                 5,415,000  Clackamas County, Oregon Health Facilities Authority
                              Hospital Revenue (Floaters -- Series 689) VRDN
                              1.20% due 12/25/2005 (a)(b) ...........................    5,415,000
                   832,400  Oregon State EDR (Sheffer Corp. Project -- Series 185)
                              VRDN 1.18% due 12/01/2013 (a) .........................      832,400
                            Oregon State EDR (Newsprint Co. Project) DDN:
                21,900,000    (Series 197) 1.21% due 08/01/2025 (a) .................   21,900,000
                16,070,000    (Series 197) 1.21% due 12/01/2025 (a) .................   16,070,000
                18,600,000    (Series 202) 1.21% due 04/01/2026 (a) .................   18,600,000
                13,000,000    (Series 203) 1.21% due 12/01/2026 (a) .................   13,000,000
                 5,450,000  Oregon State Health, Housing, Educational & Cultural
                              Facilities Authority (Assumption Village Project --
                              Series A) VRDN 1.09% due 03/01/2033 (a) ...............    5,450,000
                22,165,000  Portland, Oregon CP 2.00% due 06/29/2004 ................   22,301,706
                 7,750,000  Portland, Oregon EDR (Broadway Project -- Series A)
                              VRDN 1.09% due 04/01/2035 (a) .........................    7,750,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
===================================================================================================
                                                                                          Value
                Face Amount                           Issue                             (Note 1a)
===================================================================================================
Pennsylvania -- $15,970,000  Allegheny County, Pennsylvania IDA Health & Housing
3.2%                           Facilities Revenue (Longwood -- Series B) DDN
                               1.20% due 07/01/2027 (a) ..............................  $15,970,000
                  6,600,000  Cumberland County, Pennsylvania Municipal Authority
                               Retirement Community Revenue (Wesley Affiliated
                               Services -- Series C) VRDN 1.05% due 01/01/2037 (a) ...    6,600,000
                 43,005,000  Dauphin County, Pennsylvania General Authority
                             Revenue (School District Pooled Finance) VRDN
                               1.10% due 09/01/2032 (a) ..............................   43,005,000
                 47,000,000  Emmaus, Pennsylvania General Authority Revenue
                               (Loan Program -- Series A) VRDN 1.07% due
                               03/01/2030 (a) ........................................   47,000,000
                             Emmaus, Pennsylvania General Authority Revenue
                               (Local Government Pool) VRDN:
                 15,000,000    (Series C-7) 1.09% due 03/01/2024 (a) .................   15,000,000
                 10,000,000    (Series E-18) 1.07% due 03/01/2024 (a) ................   10,000,000
                  8,970,000  Erie County, Pennsylvania Hospital Authority Revenue
                               (Floaters -- Series 820) VRDN 1.11%
                               due 07/01/2022 (a)(b) .................................    8,970,000
                 19,300,000  Municipal Securities Trust Certificates -- Pennsylvania
                               State (Class A -- Series 110) DDN 1.20%
                               due 08/17/2010 (a)(b) .................................   19,300,000
                  9,610,000  New Garden, Pennsylvania General Authority Municipal
                               Revenue (Municipal Pooled Financing Program)
                               VRDN 1.10% due 11/01/2029 (a) .........................    9,610,000
                 23,600,000  Philadelphia, Pennsylvania Authority IDR (Girard Estate
                               Aramark Project) VRDN 1.05% due 06/01/2032 (a) ........   23,600,000
                  8,100,000  Philadelphia, Pennsylvania Authority IDR (Girard Estate
                               Facilities Leasing) VRDN 1.05% due 11/01/2031 (a) .....    8,100,000
                 60,000,000  Philadelphia, Pennsylvania TRAN 2.00%
                               due 06/30/2004 ........................................   60,400,404
                  9,364,500  Philadelphia, Pennsylvania School District (Floaters --
                               Series 496) VRDN 1.10% due 04/01/2027 (a)(b) ..........    9,364,500

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
======================================================================================================
                                                                                         Value
                   Face Amount                           Issue                             (Note 1a)
======================================================================================================
Pennsylvania       $30,000,000  Quakertown, Pennsylvania Hospital Authority Revenue
(continued)                       (Group Pooled Financing) VRDN 1.00%
                                  due 07/01/2005 (a) ....................................  $30,000,000
                     1,850,000  Quakertown, Pennsylvania General Authority Revenue
                                  (Pooled Financing Program -- Series A) VRDN 1.00%
                                  due 06/01/2028 (a) ....................................    1,850,000
------------------------------------------------------------------------------------------------------
Puerto Rico --      35,000,000  Puerto Rico, Commonwealth (Floaters -- Series 03)
0.4%                              VRDN 1.15% due 07/30/2004 (a)(b) ......................   35,000,000
------------------------------------------------------------------------------------------------------
Rhode Island --     24,340,000  Cranston, Rhode Island BAN 1.25% due 12/16/2003 .........   24,347,374
0.6%                15,100,000  Johnston, Rhode Island BAN 2.00% due 06/17/2004 .........   15,165,274
                     7,000,000  Rhode Island State Health & Educational Building Corp.
                                  Revenue (La Salle Academy) VRDN 1.05%
                                  due 07/01/2033 (a) ....................................    7,000,000
                     5,000,000  Rhode Island State Health & Educational Building Corp.
                                  Revenue (Jewish Services Agency) VRDN 1.05%
                                  due 12/01/2032 (a) ....................................    5,000,000
                     2,520,000  Rhode Island State Housing & Mortgage Finance M/F
                                  Corp. (Smith Building Development Corp.) VRDN
                                  1.10% due 12/01/2028 (a) ..............................    2,520,000
                     2,300,000  Rhode Island State Industrial Facilities Corporation IDR
                                  (Capital Development Corp. Project) VRDN 1.00%
                                  due 11/01/2005 (a) ....................................    2,300,000
                     1,050,000  Rhode Island State Industrial Facilities Corporation IDR
                                  (Gardener Specialty -- A) VRDN 1.30%
                                  due 05/01/2021 (a) ....................................    1,050,000
------------------------------------------------------------------------------------------------------
South Carolina --               Berkeley County, South Carolina Exempt Facilities
1.1%                              Industrial Revenue (Amoco Chemical Co. Project)
                                  DDN:
                     6,000,000    1.20% due 04/01/2027 (a) ..............................    6,000,000
                     5,000,000    1.20% due 05/01/2038 (a) ..............................    5,000,000
                     4,100,000  Darington County, South Carolina IDR (Nucor Corp.
                                  Project -- Series A) VRDN 1.13% due 08/01/2029 (a) ....    4,100,000
                    20,000,000  Florence County, South Carolina Solid Waste Disposal &
                                  Wastewater Treatment Facilities Revenue (Roche
                                  Carolina Inc. Project) DDN 1.20% due 04/01/2028 (a) ...   20,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments  -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
South Carolina $ 5,310,000  Greenville Hospital System, South Carolina Hospital
(continued)                   Facilities Revenue (ROCS RR II-R 2025) VRDN
                              1.12% due 05/01/2019 (a)(b) ...........................  $ 5,310,000
                13,000,000  Oconee County, South Carolina School District TAN
                              1.75% due 03/01/2004 ..................................   13,029,976
                 5,000,000  Rock Hill, South Carolina Utilities System Revenue
                              (Series B) VRDN 1.05% due 01/01/2033 (a) ..............    5,000,000
                 9,870,000  South Carolina EDA Health Facilities Revenue
                              (Episcopal Church Home) VRDN 1.15%
                              due 04/01/2027 (a) ....................................    9,870,000
                 1,890,000  South Carolina EDA EDR (Defiance Metal Products
                              Project) VRDN 1.21% due 02/01/2012 (a) ................    1,890,000
                11,250,000  South Carolina EDA EDR (Giant Cement Holding Inc.)
                              VRDN 1.12% due 12/01/2022 (a) .........................   11,250,000
                 1,360,000  South Carolina EDA EDR (Parkway Products Inc.
                              Project) VRDN 1.18% due 11/01/2007 (a) ................    1,360,000
                 4,985,000  South Carolina EDA EDR (Performance Friction Corp.
                              Project) VRDN 1.15% due 06/01/2012 (a) ................    4,985,000
                 5,705,000  South Carolina EDA IDR (Core Materials Corp. Project)
                              VRDN 1.24% due 04/01/2013 (a) .........................    5,705,000
                11,100,000  South Carolina Transportation Infrastructure Bank
                              Revenue Municipal Securities Trust (SGA 116) DDN
                              1.20% due 10/01/2027 (a)(b) ...........................   11,100,000
                 5,270,000  South Carolina Transportation Infrastructure Bank
                              Revenue (Putters -- Series 316) VRDN 1.12%
                              due 10/01/2021 (a)(b) .................................    5,270,000
Tennessee --                Blount County, Tennessee Public Building Authority
7.2%                          (Local Government Public Improvement) DDN:
                20,000,000    (Series A-1-A) 1.18% due 06/01/2031 (a) ...............   20,000,000
                16,070,000    (Series A-1-B) 1.18% due 06/01/2022 (a) ...............   16,070,000
                11,500,000    (Series A-1-C) 1.18% due 06/01/2017 (a) ...............   11,500,000
                 3,345,000    (Series A-1-D) 1.18% due 06/01/2025 (a) ...............    3,345,000
                11,175,000    (Series A-2-A) 1.18% due 06/01/2030 (a) ...............   11,175,000
                10,000,000    (Series A-2-B) 1.18% due 06/01/2025 (a) ...............   10,000,000
                10,000,000    (Series A-2-D) 1.18% due 06/01/2026 (a) ...............   10,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Tennessee      $10,000,000    (Series A-5-A) 1.18% due 06/01/2030 (a) ...............  $10,000,000
(continued)      5,700,000    (Series A-5-B) 1.18% due 06/01/2028 (a) ...............    5,700,000
                 6,000,000  Jackson, Tennessee Energy Authority Gas System
                              Revenue VRDN 1.05% due 04/01/2027 (a) .................    6,000,000
                 4,845,000  Jackson, Tennessee Energy Authority Water System
                              Revenue VRDN 1.05% due 12/01/2023 (a) .................    4,845,000
                19,775,000  Johnson County, Tennessee Municipal Securities Trust
                              (SGA 45) VRDN 1.20% due 05/01/2021 (a)(b) .............   19,775,000
                 7,265,000  Knox County, Tennessee Health, Educational & Housing
                              Facilities Board Revenue (Cookeville Regional Project
                              -- Series A-2) VRDN 1.13% due 10/01/2026 (a) ..........    7,265,000
                 8,950,000  Knox County, Tennessee Health, Educational & Housing
                              Facilities Board Revenue (Laughlin Memorial Hospital
                              -- Series A-1) VRDN 1.13% due 11/01/2024 (a) ..........    8,950,000
                 8,000,000  Knox County, Tennessee Health, Educational & Housing
                              Facilities Board Revenue (Baptist Hospital System
                              Project) VRDN 1.13% due 04/01/2027 (a) ................    8,000,000
                 8,000,000  Lewisburg, Tennessee Industrial Development Board
                              (Solid Waste Disposal Revenue Waste Management
                              Incorporated Project) VRDN 1.14%
                              due 07/01/2033 (a) ....................................    8,000,000
                            Memphis, Tennessee Health, Educational & Housing
                              Facilities Board Revenue (Not-For-Profit M/F Project)
                              VRDN:
                40,000,000    1.25% due 07/01/2032 (a) ..............................   40,000,000
                10,000,000    1.25% due 08/01/2032 (a) ..............................   10,000,000
                   805,000  Nashville & Davidson County, Tennessee IDB Revenue
                              (Gibson Guitar Project) VRDN 1.25%
                              due 03/01/2011 (a) ....................................      805,000
                 9,850,000  Nashville & Davidson County, Tennessee IDB Educational
                              Facilities Revenue (David Lipscomb University Project)
                              VRDN 1.05% due 02/01/2023 (a) .........................    9,850,000
                            Sevier County, Tennessee Public Building Authority
                              (Local Government Public Improvement) DDN:
                11,100,000    (Series IV-1) 1.18% due 06/01/2023 (a) ................   11,100,000
                 6,000,000    (Series IV-2) 1.18% due 06/01/2020 (a) ................    6,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Tennessee      $ 8,000,000    (Series IV-3) 1.18% due 06/01/2025 (a) ................  $ 8,000,000
(continued)      8,380,000    (Series IV-A-2) 1.18% due 06/01/2025 (a) ..............    8,380,000
                 9,000,000    (Series IV-A-3) 1.18% due 06/01/2020 (a) ..............    9,000,000
                21,000,000    (Series IV-B-1) 1.18% due 06/01/2020 (a) ..............   21,000,000
                10,000,000    (Series IV-B-2) 1.18% due 06/01/2019 (a) ..............   10,000,000
                 7,000,000    (Series IV-B-3) 1.18% due 06/01/2013 (a) ..............    7,000,000
                 6,000,000    (Series IV-B-4) 1.18% due 06/01/2025 (a) ..............    6,000,000
                10,000,000    (Series IV-B-5) 1.18% due 06/01/2022 (a) ..............   10,000,000
                 6,220,000    (Series IV-B-6) 1.18% due 06/01/2020 (a) ..............    6,220,000
                11,800,000    (Series IV-D-2) 1.18% due 06/01/2025 (a) ..............   11,800,000
                 6,020,000    (Series IV-E-2) 1.18% due 06/01/2021 (a) ..............    6,020,000
                 5,000,000    (Series IV-F-3) 1.18% due 06/01/2021 (a) ..............    5,000,000
                10,000,000    (Series IV-G-1) 1.18% due 06/01/2026 (a) ..............   10,000,000
                 7,500,000    (Series IV-G-3) 1.18% due 06/01/2022 (a) ..............    7,500,000
                 9,200,000    (Series IV-H-1) 1.18% due 06/01/2025 (a) ..............    9,200,000
                 5,050,000    (Series IV-H-2) 1.18% due 06/01/2027 (a) ..............    5,050,000
                10,000,000    (Series IV-I-1) 1.18% due 06/01/2032 (a) ..............   10,000,000
                 5,500,000    (Series IV-I-3) 1.18% due 06/01/2015 (a) ..............    5,500,000
                18,000,000    (Series IV-J-1) 1.18% due 06/01/2028 (a) ..............   18,000,000
                            Shelby County, Tennessee Extendible Municipal
                              Notes CP:
                 9,600,000    (Series 2001) 0.98% due 12/10/2003 ....................    9,600,000
                27,600,000    (Series 2001-A) 0.95% due 11/06/2003 ..................   27,600,000
                56,200,000    (Series 2003-A) 0.93% due 11/06/2003 ..................   56,200,000
                30,000,000    (Series 2003-A) 0.95% due 01/12/2004 ..................   30,000,000
                70,400,000  Shelby County, Tennessee Health Educational &
                              Housing Facilities Board Hospital Revenue
                              (Baptist Memorial Hospital) CP 1.02%
                              due 11/25/2003 ........................................... 70,400,000
                            Tennessee Housing & Development Agency S/F
                              Mortgage Revenue FXRDN:
                84,940,000    0.81% due 06/10/2004 ..................................   84,936,201
                14,045,000    0.91% due 06/10/2004 ..................................   14,043,934
--------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Texas --       $24,884,000  ABN-AMRO Muni Tops -- Texas A&M University
14.3%                         Revenue (Series 1999-5) VRDN 1.25%
                              due 09/08/2004 (a)(b) .................................  $24,884,000
                15,750,000  ABN-AMRO Muni Tops -- Houston, Texas Airport
                              System (Series 1998-15) VRDN 1.18%
                              due 07/05/2006 (a)(b) .................................   15,750,000
                20,000,000  ABN-AMRO Muni Tops -- Dallas, Texas Waterworks
                              & Sewer Systems Revenue (Series 1998-19) VRDN
                              1.14% due 07/04/2007 (a)(b) ...........................   20,000,000
                 9,000,000  ABN-AMRO Muni Tops -- San Antonio, Texas Electric
                              & Gas Revenue (Series 1998-22) VRDN 1.14%
                              due 01/02/2007 (a)(b) .................................    9,000,000
                 9,510,000  ABN-AMRO Muni Tops -- Keller, Texas Independent
                              School District (Series 2001-26) VRDN 1.14%
                              due 07/01/2009 (a)(b) .................................    9,510,000
                11,845,000  Bexar County, Texas Revenue Floats CTFS (Series 454)
                              VRDN 1.11% due 08/15/2008 (a)(b) ......................   11,845,000
                25,000,000  Brazos River, Texas Harbor Navigator District (Brazoria
                              County Environmental Facilities Revenue Joint Venture
                              Project) DDN 1.21% due 09/01/2018 (a) .................   25,000,000
                20,000,000  Brazos River, Texas Harbor Navigator District (BASF
                              Corp. Project) VRDN 1.25% due 04/01/2037 (a) ..........   20,000,000
                 3,300,000  Calhoun County, Texas Naval District PCR (Formosa
                              Plastics Corp. Project) VRDN 1.07%
                              due 09/01/2032 (a) ....................................    3,300,000
                 4,990,000  Cameron County, Texas Housing Finance Corp. FXRDN
                              1.15% due 09/01/2004 ..................................    4,990,000
                 8,180,705  Cameron County, Texas Housing Finance Corp. S/F
                              Mortgage Revenue (Series A) FXRDN 0.98%
                              due 06/01/2004 ........................................    8,180,555
                14,855,132  Central Texas Housing Finance Corp. S/F Mortgage
                              Revenue (Series A) FXRDN 1.16% due 07/01/2004 .........   14,855,132

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Texas          $ 2,000,000  Cypress-Fairbanks, Texas Independent School District
(continued)                   (ROCS RR II R 4030) VRDN 1.12%
                              due 02/15/2025 (a)(b) .................................  $ 2,000,000
                20,000,000  Dallas Area Rapid Transit Authority CP 0.95%
                              due 01/22/2004 ........................................   20,000,000
                 8,400,000  Dallas Fort Worth, Texas International Airport Revenue
                              VRDN 1.17% due 11/01/2032 (a)(b) ......................    8,400,000
                 2,745,000  Dallas Fort Worth, Texas International Airport Revenue
                              (Floaters -- Series 824) VRDN 1.18%
                              due 11/01/2015 (a)(b) .................................    2,745,000
                 5,055,000  Dallas Fort Worth, Texas International Airport Revenue
                              (Merlots -- Series A-13) VRDN 1.19%
                              due 11/01/2011 (a)(b) .................................    5,055,000
                13,350,000  Dickinson, Texas Independent School District Municipal
                              Securities Trust Receipts (SGA 94) DDN 1.20%
                              due 02/15/2028 (a)(b) .................................   13,350,000
                 6,000,000  Eagle Mountain & Saginaw, Texas School District
                              VRDN 1.11% due 08/01/2030 (a)(b) ......................    6,000,000
                12,000,000  Eagle Tax-Exempt Trust -- Texas State Turnpike
                              Authority (Series 02-6004) VRDN 1.12%
                              due 08/15/2042 (a)(b) .................................   12,000,000
                15,400,000  Gulf Coast IDA, Solid Waste Disposal Revenue
                              (Citgo Petroleum Corp. Project) DDN 1.21%
                              due 04/01/2026 (a) ....................................   15,400,000
                13,200,000  Gulf Coast IDA, Texas (Global Power Corp. Project)
                              DDN 1.20% due 04/01/2038 (a) ..........................   13,200,000
                            Gulf Coast IDA, Texas Marine Term Revenue
                              (Amoco Oil Co. Project) VRDN:
                11,000,000    1.20% due 04/01/2028 (a) ..............................   11,000,000
                25,000,000    1.20% due 04/01/2032 (a) ..............................   25,000,000
                18,750,000  Gulf Coast IDA, Texas Marine Term Revenue
                              (Amoco Oil Co. Project) DDN 1.20%
                              due 05/01/2023 (a) ....................................   18,750,000
                 9,400,000  Gulf Coast Waste Disposal Authority Texas Environment
                              Facilities Revenue (Amoco Chemical Co.) DDN 1.20%
                              due 05/01/2038 (a) ....................................    9,400,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Texas          $ 8,300,000  Gulf Coast Waste Disposal Authority Texas Environment
(continued)                   Facilities Revenue (North America Project) DDN
                              1.20% due 07/01/2034 (a) ..............................  $ 8,300,000
                 1,930,000  Gulf Coast Waste Disposal Authority Texas Environment
                              Facilities Revenue (Waste Corp Texas Project) VRDN
                              1.10% due 09/01/2022 (a) ..............................    1,930,000
                12,500,000  Gulf Coast Waste Disposal Authority Texas Solid Waste
                              Disposal Revenue (Air Products Project) VRDN
                              1.25% due 03/01/2035 (a) ..............................   12,500,000
                24,600,000  Gulf Coast Waste Disposal Authority Texas Solid Waste
                              Disposal Revenue (Air Products Project) VRDN
                              1.20% due 08/01/2023 (a) ..............................   24,600,000
                            Harris County, Texas IDC Solid Waste Disposal Revenue
                              (Deer Park Project) DDN:
                 3,900,000    (Series A) 1.23% due 02/01/2023 (a) ...................    3,900,000
                20,800,000    (Series 95-A) 1.23% due 03/01/2023 (a) ................   20,800,000
                12,500,000    (Series 95-B) 1.23% due 03/01/2023 (a) ................   12,500,000
                12,500,000    (Series 95-D) 1.23% due 03/01/2023 (a) ................   12,500,000
                15,600,000    (Series 15-C) 1.23% due 03/01/2023 (a) ................   15,600,000
                 4,000,000  Harris County, Texas GO (Eagle -- Series 2002-6012)
                              VRDN 1.12% due 08/15/2030 (a)(b) ......................    4,000,000
                            Houston, Texas Water & Sewer System Revenue
                              (Series A) CP:
                25,000,000    1.03% due 01/26/2004 ..................................   25,000,000
                25,000,000    0.97% due 01/28/2004 ..................................   25,000,000
                20,500,000    1.03% due 02/11/2004 ..................................   20,500,000
                18,550,000  Houston, Texas Water & Sewer System Revenue
                              (Merlots -- Series A-128) VRDN 1.14%
                              due 12/01/2029 (a)(b) .................................   18,550,000
                 6,200,000  Jewett Economic Development Corp. Texas IDR
                              (Nucor Corp. Project) VRDN 1.13% due 08/01/2038 (a) ...    6,200,000
                28,500,000  Keller, Texas Independent School District Municipal
                              Securities Trust Receipts (SGA 111) DDN 1.20%
                              due 08/15/2030 (a)(b) .................................   28,500,000
                10,000,911  Laredo, Texas Housing Finance Corp. S/F Mortgage
                              Revenue FXRDN 1.10% due 05/03/2004 ....................   10,000,911

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Texas          $ 2,100,000  Longview Texas Industrial Corp. Revenue (Collins
(continued)                   Industries Inc. Project) VRDN 1.15%
                              due 04/01/2009 (a) ....................................  $ 2,100,000
                 3,800,000  Mesquite, Texas IDR (Morrison Products) VRDN 1.14%
                              due 01/10/2010 (a) ....................................    3,800,000
                 4,700,000  Middle Rio Grande Housing Finance Corp. Texas S/F
                              Revenue (Floaters -- Series 709) VRDN 1.18%
                              due 08/02/2004 (a)(b) .................................    4,700,000
                 9,939,602  Midland County, Texas Housing Finance Corp. S/F
                              Mortgage Revenue (Series A) FXRDN 0.81%
                              due 12/11/2003 ........................................    9,939,525
                11,900,000  Midlothian, Texas IDC PCR (Box-Crow Cement Co.
                              Project) VRDN 1.05% due 12/01/2009 (a) ................   11,900,000
                   780,000  Montgomery County, Texas IDC Revenue
                              (Sawyer Research Products Inc.) VRDN 1.24%
                              due 02/04/2015 (a) ....................................      780,000
                13,460,000  Municipal Securities Trust Certificates -- Austin, Texas
                              (Class A -- Series 105) DDN 1.20% due 06/08/2020
                              (a)(b) ................................................   13,460,000
                12,780,000  Municipal Securities Trust Certificates -- Houston, Texas
                              Water (Class A -- Series 2001-111) DDN 1.20%
                              due 05/07/2019 (a)(b) .................................   12,780,000
                 6,000,000  Municipal Securities Trust Certificates -- Houston, Texas
                              Water (Class A -- Series 2001-111) DDN 1.20%
                              due 05/17/2019 (a) ....................................    6,000,000
                35,735,000  Municipal Securities Trust Certificates -- Houston, Texas
                              Water (Class A -- Series 2001-123) DDN 1.20%
                              due 02/24/2009 (a)(b) .................................   35,735,000
                 8,015,000  Municipal Securities Trust Certificates San Antonio
                              Water (Class A -- Series 2001-131) DDN 1.20%
                              due 05/09/2017 (a)(b) .................................    8,015,000
                 9,725,000  Municipal Securities Trust Certificates Perlin, Texas
                              (Independent School House Board -- Class A --
                              Series 2001-141) DDN 1.20% due 03/08/2017 (a)(b) ......    9,725,000
                 6,083,736  Nortex, Texas Housing Finance Corp. S/F Mortgage
                              Revenue (Series A) FXRDN 1.16% due 01/02/2004 .........    6,083,736

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Texas          $14,000,000  North Central, Texas Health Facilities Development
(continued)                   Corp. Revenue (Methodist Hospital Dallas Ambac) CP
                              0.90% due 11/10/2003 ..................................  $14,000,000
                10,100,000  North Texas Higher Educational Authority Student Loan
                              VRDN 1.10% due 03/01/2005 (a) .........................   10,100,000
                17,500,000  North Texas Higher Educational Authority (Student Loan
                              -- Series 93-A) VRDN 1.10% due 04/01/2005 (a) .........   17,500,000
                 6,825,000  North Texas Turnway Authority Dallas (North Turnway
                              System Revenue ROCS RR II R 4008) VRDN 1.12%
                              due 01/01/2025 (a)(b) .................................    6,825,000
                42,100,000  Nueces River, Texas Industrial Development Authority
                              PCR (San Miguel Electric Co-op) CP 1.05%
                              due 01/06/2004 ........................................   42,100,000
                25,200,000  Panhandle -- Plains, Texas Higher Educational Authority
                              Incorporated (Student Loan Revenue -- Series A)
                              VRDN 1.12% due 06/01/2021 (a) .........................   25,200,000
                15,000,000  Port Arthur, Texas Naval District Revenue (Series B)
                              VRDN 1.12% due 05/01/2028 (a) .........................   15,000,000
                10,000,000  Port Arthur, Texas Naval District Revenue (Atofina
                              Project -- Series B) 1.12% due 05/01/2038 (a) .........   10,000,000
                22,035,000  Port Arthur, Texas Naval District Environmental
                              Facilities Revenue (Motiva Enterprises Project) VRDN
                              1.15% due 12/01/2027 (a) ..............................   22,035,000
                10,000,000  Port Arthur, Texas Naval District IDC (Air Products &
                              Chemicals Project) VRDN 1.25% due 04/01/2035 (a) ......   10,000,000
                 3,000,000  Port Corpus Christi, Texas IDC Environmental Facilities
                              Revenue (Citgo Petroleum Corp. Project) VRDN
                              1.21% due 08/01/2028 (a) ..............................    3,000,000
                25,000,000  Port Corpus Christi, Texas Solid Waste Disposal Revenue
                              (Flint Hills -- Series A) VRDN 1.40%
                              due 07/01/2029 (a) ....................................   25,000,000
                22,800,000  San Antonio, Texas Educational Facilities Corp. Revenue
                              (Trinity University) DDN 1.15% due 06/01/2033 (a) .....   22,800,000
                 5,415,000  Southeast, Texas Housing Finance Corp. (Series R-3)
                              FXRDN 0.82% due 03/11/2004 ............................    5,414,899

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Texas          $16,785,000  Tarrant County, Texas Health Facilities Development
(continued)                   Corp. Revenue (Cumberland Rest Project) DDN
                              1.15% due 08/15/2032 (a) ..............................  $16,785,000
                22,000,000  Texas State College Student Loan FXRDN 0.95%
                              due 07/01/2004 ........................................   21,970,711
                 3,415,000  Texas State Affordable Housing Corp. M/F Revenue
                              (Floaters -- Series 780) VRDN 1.11%
                              due 09/01/2022 (a)(b) .................................    3,415,000
                15,000,000  Texas State Department Housing & Community Affairs
                              M/F Revenue (Arlington Villas -- Series A) VRDN
                              1.18% due 12/01/2036 (a) ..............................   15,000,000
                 4,420,000  Texas State Department Housing & Community Affairs
                              S/F VRDN 1.19% due 09/01/2028 (a)(b) ..................    4,420,000
                15,000,000  Texas State Floater Certificates (Series 551) VRDN
                              1.11% due 10/01/2015 (a) ..............................   15,000,000
                 3,600,000  Texas State (ROCS-RR-II-R-4020) VRDN 1.12%
                              due 10/01/2022 (a)(b) .................................    3,600,000
               254,000,000  Texas State TRAN 2.00% due 08/31/2004 ...................  255,721,582
                11,435,000  Texas State Municipal Securities Trust Receipts (SGA 92)
                              DDN 1.20% due 08/01/2029 (a)(b) .......................   11,435,000
                26,300,000  Texas State Municipal Power Agency (Series 1998) CP
                              0.92% due 12/02/2003 ..................................   26,300,000
                 4,520,000  Texas State Turnpike Authority Revenue (Putters --
                              Series 325) VRDN 1.16% due 08/15/2027 (a)(b) ..........    4,520,000
                 6,000,000  Texas State Veterans Housing (Fund II -- Series A-2)
                              VRDN 1.10% due 06/01/2033 (a) .........................    6,000,000
                29,730,000  Travis County, Texas Housing Finance Corp. S/F
                              Mortgage Revenue FXRDN 0.82% due 04/08/2004 ...........   29,728,224
                 7,200,000  Trinity River Authority Texas Solid Waste Disposal
                              Revenue (Community Waste Disposal Project) VRDN
                              1.10% due 05/01/2021 (a) ..............................    7,200,000
                 4,000,000  University of Texas, University Revenue VRDN 1.11%
                              due 04/15/2034 (a)(b) .................................    4,000,000
                21,995,000  University of Texas, University Revenue (Series 97)
                              VRDN 1.11% due 08/15/2019 (a)(b) ......................   21,995,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Texas          $25,000,000  West Side Calhoun County, Texas Naval District
(continued)                   Environmental Facilities Revenue (Chemicals Inc.
                              Project) DDN 1.20% due 10/01/2030 (a) .................  $25,000,000
--------------------------------------------------------------------------------------------------
Utah --          3,385,000  Logan City, Utah Revenue (Integrated System Inc. --
0.9%                        Series A) VRDN 1.25% due 06/01/2014 (a) .................    3,385,000
                              Utah Housing Corp. S/F Mortgage Revenue VRDN:
                 9,985,000    (Series D-1) 1.15% due 01/01/2033 (a) .................    9,985,000
                14,800,000    (Series F-1) 1.15% due 01/01/2034 (a) .................   14,800,000
                11,245,000  Utah State Housing Finance Agency (Series-2) VRDN
                              1.15% due 07/01/2032 (a) ..............................   11,245,000
                            Utah Water Finance Agency Revenue VRDN:
                12,100,000    (Series A-4) 1.11% due 07/01/2029 (a) .................   12,100,000
                 7,450,000    (Series A-5) 1.11% due 10/01/2027 (a) .................    7,450,000
                13,150,000    (Series A-6) 1.11% due 10/01/2030 (a) .................   13,150,000
                12,000,000    (Series A-8) 1.11% due 07/01/2032 (a) .................   12,000,000
--------------------------------------------------------------------------------------------------
Vermont --       1,650,000  Vermont EDA IDR (Huber & Suhner -- Series A)
0.0%                          VRDN 1.15% due 10/01/2016 (a) .........................    1,650,000
--------------------------------------------------------------------------------------------------
Virginia --      7,000,000  Fairfax County, Virginia EDA Student Housing Revenue
0.6%                          (George Mason Unified Foundation Incorporated
                              Project) VRDN 1.05% due 02/01/2029 (a) ................    7,000,000
--------------------------------------------------------------------------------------------------
Utah --         10,000,000  Municipal Securities Trust Certificate (Upper Occoquan
0.9%                          Sewer Authority Virginia -- Class A -- Series
                              2001-159) DDN 1.20% due 03/19/2015 (a)(b) .............   10,000,000
                26,000,000  Norfolk, Virginia IDA Pooled Financing Revenue
                              (Sentara Health System Group -- Series 1990-A)
                              CP 0.90% due 11/12/2003 ...............................   26,000,000
                11,385,000  Suffolk, Virginia IDA Residential Care Facilities Revenue
                              (Lake Prince Center Project) VRDN 1.20%
                              due 10/01/2031 (a) ....................................   11,385,000
                 3,300,000  Sussex County, Virginia IDA Solid Waste Disposal
                              Revenue (Atlantic Waste Disposal -- Series A)
                              VRDN 1.14% due 06/01/2028 (a) .........................    3,300,000
--------------------------------------------------------------------------------------------------
Washington --    5,000,000  ABN-AMRO Muni Tops 2001-01 -- King County,
2.7%                          Washington VRDN 1.14% due 07/01/2006 (a)(b) ...........    5,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Washington     $ 6,625,000  Clark County, Washington Public Utilities District
(continued)                   (Merlots -- Series A-03) VRDN 1.14%
                              due 01/01/2010 (a)(b) .................................  $ 6,625,000
                26,745,000  Eagle Tax-Exempt Trust -- Port of Seattle, Washington
                              Passenger Facility Charge (Series 984705) VRDN
                              1.12% due 12/01/2019 (a)(b) ...........................   26,745,000
                14,680,000  Eagle Tax-Exempt Trust -- Washington State Public
                              Power Supply System (Nuclear Project Number 1 --
                              Series 964702) VRDN 1.12% due 07/01/2011 (a)(b) .......   14,680,000
                 3,540,000  Grant County, Washington Public Utilities District No.
                              002 (Electric Revenue ROCS RR II R 2039) VRDN
                              0.89% due 01/01/2019 (a)(b) ...........................    3,540,000
                19,225,000  King County, Washington Sewer Revenue (Series B)
                              VRDN 1.10% due 01/01/2032 (a) .........................   19,225,000
                23,600,000  Municipal Securities Trust Certificate (Washington State
                              Motor Vehicle fuel -- Class A -- Series 2001-112)
                              DDN 1.20% due 01/07/2021 (a)(b) .......................   23,600,000
                            Port Bellingham, Washington IDC Environmental
                              Facilities Industrial Revenue (West Coast Products)
                              DDN:
                17,000,000    1.20% due 12/01/2033 (a) ..............................   17,000,000
                 4,800,000    1.20% due 03/01/2038 (a) ..............................    4,800,000
                13,270,000  Port Seattle, Washington Special Facilities Revenue
                              (Merlots -- Series B-40) VRDN 1.19%
                              due 06/01/2025 (a)(b) .................................   13,270,000
                 5,760,000  Port Tacoma, Washington Revenue (Merlots -- Series
                              A-123) VRDN 1.19% due 12/01/2008 (a)(b) ...............    5,760,000
                 3,490,000  Seattle, Washington Housing Authority Revenue
                              (Wedgewood Estates Project) VRDN 1.14%
                              due 09/01/2036 (a) ....................................    3,490,000
                 2,420,000  Seattle, Washington Housing Authority Revenue
                              (Newholly Project -- Phase III) VRDN 1.14%
                              due 12/01/2034 (a) ....................................    2,420,000
                 9,300,000  Seattle, Washington Municipal Light & Power Revenue
                              RAN 2.50% due 11/21/2003 ..............................    9,305,019

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
====================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
====================================================================================================
Washington       $ 9,680,000  Seattle, Washington Municipal Light & Power Revenue
(continued)                     (Municipal Securities Trust -- SGA 85) DDN 1.20%
                                due 10/01/2023 (a) ....................................  $ 9,680,000
                  10,000,000  Snohomish County, Washington Public Utility District
                                (#001 Electric Revenue Municipal Securities Trust
                                Receipts-SGA-124) DDN 1.20% due 12/01/2024 (a) ........   10,000,000
                   5,500,000  Snohomish County, Transit Infrastructure Bank
                                Revenue (Putter -- Series 316) VRDN 1.14% due
                                12/01/2027 (a) ........................................    5,500,000
                   8,750,000  Washington State Economic Development Finance
                                Authority EDR (Mount Ainstar Resort -- Series C)
                                DDN 1.25% due 10/01/2023 (a) ..........................    8,750,000
                   4,000,000  Washington State Economic Development Finance
                                Authority Solid Waste Disposal Revenue
                                (Waste Management Inc. Project -- Series D) VRDN
                                1.15% due 07/01/2027 (a) ..............................    4,000,000
                  22,400,000  Washington State Health Care Facilities Authority
                                Revenue (Catholic Health -- Series B) VRDN 1.10%
                                due 03/01/2032 (a) ....................................   22,400,000
                  18,135,000  Washington State Housing Finance Community
                                Nonprofit Housing Revenue (Kenney Home Project)
                                VRDN 1.05% due 12/01/2031 (a) .........................   18,135,000
                   5,715,000  Washington State Certificate Trust Floats -- Austin Trust
                                (Series 2002-C) GO VRDN 1.13% due 07/01/2023 (a) ......    5,715,000
                  15,985,000  Washington State (Floaters -- Series 2000-389)
                                GO VRDN 1.11% due 07/01/2018 (a) ......................   15,985,000
                   6,345,000  Washington State GO (Merlots -- Series A-101)
                                VRDN 1.14% due 07/01/2019 (a) .........................    6,345,000
----------------------------------------------------------------------------------------------------
West Virginia --   2,920,000  Cabell County, West Virginia Building Community
0.1%                            Revenue (Pressley Ridge School Project) VRDN 1.10%
                                due 08/01/2022 (a) ....................................    2,920,000
                   3,870,000  West Virginia University Revenue (Merlots -- Series
                                A-15) VRDN 1.14% due 04/01/2028 (a) ...................    3,870,000
----------------------------------------------------------------------------------------------------
Wisconsin --      18,985,000  ABN-AMRO Muni Tops 2001-32 -- Wisconsin State
4.5%                            VRDN 1.14% due 05/01/2022 (a) .........................   18,985,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                         Value
               Face Amount                           Issue                             (Note 1a)
==================================================================================================
Wisconsin      $ 5,200,000  Franklin, Wisconsin Solid Waste Disposal Revenue
(continued)                   (Waste Management Inc. Project) VRDN 1.15%
                              due 04/01/2016 (a) ....................................  $ 5,200,000
                 1,300,000  Janesville, Wisconsin IDR (Lamson & Session Co.
                              Project) VRDN 1.20% due 09/01/2007 (a) ................    1,300,000
                 7,200,000  Middleton-Cross Plains Area School District, Wisconsin
                              (Formerly Middleton City Cross Plains) TRAN 2.00%
                              due 08/24/2004 ........................................    7,253,725
                15,400,000  Milwaukee, Wisconsin Redevelopment Authority
                              Revenue (Cathedral Place Package Facilities Project)
                              VRDN 1.13% due 05/01/2025 (a) .........................   15,400,000
                 6,000,000  Plymouth, Wisconsin IDR (Great Lake Cheese Inc.
                              Project) VRDN 1.21% due 08/01/2004 (a) ................    6,000,000
                 3,460,000  Sturtevant, Wisconsin IDR (Andis Co. Project --
                              Series A) VRDN 1.35% due 12/01/2016 (a) ...............    3,460,000
                 3,000,000  Waukesha, Wisconsin BAN 1.38% due 07/15/2004 ............    3,002,744
                12,745,000  West Allis, Wisconsin Revenue State Fair Park
                              Exposition VRDN 1.11% due 08/01/2028 (a) ..............   12,745,000
                 5,900,000  Wisconsin Rural Water Construction Loan Program
                              Community RAN 2.00% due 10/15/2004 ....................    5,945,716
                12,500,000  Wisconsin School District (Cash Flow Management
                              Program Certificate Partnership -- Series A-1)
                              TRAN 2.00% due 09/22/2004 .............................   12,599,028
                            Wisconsin State CP:
                10,435,000    (Series 1999-B) 0.93% due 11/13/2003 ..................   10,435,000
                10,000,000    (Series 2000-B) 0.92% due 11/03/2003 ..................   10,000,000
                19,120,000    (Series 2002-A) 0.92% due 11/03/2003 ..................   19,120,000
                            Wisconsin State Petroleum Inspection Fee Revenue
                              Bonds CP:
                24,913,000    0.92% due 11/06/2003 ..................................   24,913,000
                39,560,000    0.93% due 11/06/2003 ..................................   39,560,000
                70,000,000    0.95% due 11/06/2003 ..................................   70,000,000
                16,300,000    0.95% due 02/12/2004 ..................................   16,300,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund -- Continued
Schedule of Investments
October 31, 2003 (Unaudited)
==================================================================================================
                                                                                        Value
               Face Amount                           Issue                            (Note 1a)
==================================================================================================
Wisconsin                   Wisconsin State GO ECN CP:
(continued)    $25,000,000    0.95% due 11/03/2003 ...............................  $  $25,000,000
                15,000,000    0.95% due 11/06/2003 ...............................      15,000,000
                34,380,000    0.93% due 11/13/2003 ...............................      34,380,000
                 5,000,000  Wisconsin State Health & Educational Facilities
                              Authority Revenue (Agnesian Healthcare Project)
                              DDN 1.20% due 06/01/2033 (a) .........................     5,000,000
                 8,170,000  Wisconsin State Health & Educational Facilities
                              Authority Revenue (Wisconsin Lutheran College
                              Project) DDN 1.20% due 06/01/2033 (a) ................     8,170,000
                            Wisconsin State Health & Educational Facilities
                              Authority Revenue (Gunersen Lutheran) DDN:
                 4,000,000    (Series A) 1.15% due 12/01/2015 (a) ................       4,000,000
                31,170,000    (Series B) 1.15% due 12/01/2029 (a) ................      31,170,000
                12,990,000  Wisconsin State Health & Educational Facilities
                              Authority Revenue (Prohealth Incorporated --
                              Series B) DDN 1.15% due 08/15/2030 (a) ...............    12,990,000
                16,600,000  Wisconsin State Health & Educational Facilities
                              Authority Revenue (SSM Health Care -- Series 98-B)
                              DDN 1.20% due 12/01/2032 (a) .........................    16,600,000
                10,000,000  Wisconsin State Housing & EDA (Home Ownership
                              Revenue -- Series B) VRDN 1.10% due 09/01/2034 (a) ...    10,000,000
--------------------------------------------------------------------------------------------------
Wyoming --                  Laramie County, Wyoming IDR (Cheyenne Light Fuel &
0.1%                          Power Co.) VRDN:
                 3,500,000    (Series 97-B) 1.18% due 09/01/2021 (a) .............       3,500,000
                 5,000,000    (Series 97-A) 1.18% due 03/01/2027 (a) .............       5,000,000
--------------------------------------------------------------------------------------------------
                            Total Investments (Cost $9,744,469,662) -- 99.4% .....  $9,744,469,662
--------------------------------------------------------------------------------------------------
                            Other Assets Less Liabilities -- 0.6% ................      61,398,274
--------------------------------------------------------------------------------------------------
                            Net Assets -- 100.0% .................................  $9,805,867,936
==================================================================================================

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at October 31, 2003. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,496,849,000 or 15.3% of net assets.

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2003 (Unaudited)
=========================================================================================================
Portfolio Abbreviations for Master Institutional Tax-Exempt Fund
BAN    Bond Anticipation Notes  GO   General Obligation                RAN   Revenue Anticipation Notes
CP     Commercial Paper         IDA  Industrial Development Authority  SAAN  State Aid Anticipation Notes
DDN    Daily Demand Notes       IDB  Industrial Development Board      S/F   Single Family
ECN    Extendable Credit Notes  IDC  Industrial Development            TAN   Tax Anticipation Notes
                                     Corporation
EDA    Economic Development     IDR  Industrial Development            TAW   Tax Anticipation Warrant
       Authority                     Revenue
EDR    Economic Development     M/F  Multi-Family                      TRAN  Tax Revenue Anticipation
       Revenue                                                               Notes
FXRDN  Fixed Rate Demand Notes  PCR  Pollution Control Revenue         VRDN  Variable Rate Demand Notes
---------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
October 31, 2003 (Unaudited)
================================================================================
Assets:
Total investments, at amortized cost and value (Note 1a) .......  $9,744,469,662
Cash ...........................................................       2,571,967
Receivable for investments sold ................................      37,787,603
Interest receivable ............................................      21,548,090
                                                                  --------------
   Total assets ................................................   9,806,377,322
                                                                  --------------
Liabilities
Advisory fee payable (Note 2) ..................................         468,619
Accrued expenses ...............................................          40,767
                                                                  --------------
   Total liabilities ...........................................         509,386
                                                                  --------------
Net Assets applicable to investors' interests ..................  $9,805,867,936
                                                                  ==============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals ........  $9,805,867,936
                                                                  ==============
--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Statement of Operations
For the Six Months Ended October 31, 2003 (Unaudited)
================================================================================
Investment Income:
Interest and discount earned (Note 1d) ............................  $49,725,074
                                                                     -----------
Expenses:
Investment advisory fee (Note 2) ..................................    2,366,970
Accounting and custodian services .................................       98,299
Dividend and transfer agency fee ..................................       24,193
                                                                     -----------
   Total expense ..................................................    2,489,462
                                                                     -----------
   Net investment income ..........................................   47,235,612
   Net realized gain from investment transactions .................       20,401
                                                                     -----------
Net Increase in Net Assets Resulting From Operations ..............  $47,256,013
                                                                     ===========

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund                              Six Months            Year
Statement of Changes in Net Assets (Unaudited)                       Ended             Ended
                                                               October 31, 2003    April 30, 2003
=================================================================================================
Increase in Net assets:
Operations:
Net investment income ........................................  $    47,235,612   $    89,204,351
Net realized gain from investment transactions ...............           20,401            15,224
                                                                ---------------   ---------------
Net increase in net assets resulting from operations .........       47,256,013        89,219,575
Capital Transactions:
Contributions from feeders ...................................    5,333,665,065     9,052,485,752
Withdrawals from feeders .....................................   (3,762,274,142)   (5,428,495,522)
                                                                ---------------   ---------------
Net increase in net assets from capital transactions .........    1,571,390,923     3,623,990,230
                                                                ---------------   ---------------
Net increase in net assets ...................................    1,618,646,936     3,713,209,805
Net Assets:
Beginning of period ..........................................    8,187,221,000     4,474,011,195
                                                                ---------------   ---------------
End of period ................................................  $ 9,805,867,936   $ 8,187,221,000
                                                                ===============   ===============
---------------------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Supplementary Data (Unaudited)
                                                                  Six Months             Year        For the Period
                                                                     Ended               Ended      January 14, 2002*
                                                               October 31, 2003     April 30, 2003  to April 30, 2002
=====================================================================================================================
Ratio of expenses to average net assets .....................              .05%(1)            .05%               .05%(1)
Ratio of net investment income, including realized and
 unrealized gains and losses, to average net assets .........             1.00%(1)           1.36%              1.47%(1)
Net Assets, end of period (000) .............................       $9,805,868         $8,187,221         $4,474,011

(1) On an annualized basis

*   Commencement of Operations

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Money Market Trust
Notes to Financial Statements (Unaudited)
================================================================================

1. Significant Accounting Policies

Master Institutional Money Market Trust (the "Master Trust") is organized as a business trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 as an open-end management company. The Declaration of Trust permits the Trustees to issue unlimited beneficial interests in the Master Trust. Beneficial interests in the Master Trust are issued solely in private placement transactions to accredited investors. The Master Trust consists of three series, Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax-Exempt Fund, (collectively, the "Master Funds").

     The Master Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Master Trust in conformity with accounting principles generally accepted in the United States of America.

     (a) The value of the Master Premier Institutional and Master Institutional Funds' portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the "Trustees") of the Master Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgement of Fund Asset Management, L.P. ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days of less are valued by use of the amortized cost method. Master Institutional Tax-Exempt portfolio securities are carried at amortized cost which approximates market value.

     For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

     The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."), which is the limited partner.

     (b) The Master Funds are treated as partnerships for Federal tax purposes. No provision is made by the Master Funds for federal of state taxes on any taxable income of the Master Funds because each investor in the Master Funds is ultimately responsible for the payment of any taxes. Since the Master Funds' investors are regulated investment companies that invest substantially all of their assets in the Master Funds, the Master Funds normally must satisfy the applicable source of income and diversification requirements under the Internal Revenue Code in order for their respective investors to satisfy them.

     (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

     (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustments for amortization of premium or accretion of discount) is recorded as earned.

     (e) Repurchase agreements -- The Master Premier Institutional Fund and the Master

--------------------------------------------------------------------------------
Master Institutional Money Market Trust
Notes to Financial Statements -- Continued (Unaudited)
================================================================================

Institutional Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System of primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The funds take possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

     (f) Securities lending -- The Master Premier Institutional Fund and Master Institutional Fund (the "Funds") may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund on the next business day. Where the Funds receive securities as collateral for the loaned securities, they collect a fee from the borrower. The Funds typically receive the income on the loaned securities but do not receive the income on the collateral. Where the Funds receive cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Funds may pay reasonable finder's, lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Fees and Other Transactions with Affiliates

FAM, a subsidiary of Merrill Lynch & Co., Inc., manages each Master Fund's investments under the overall supervision of The Board of Trustees of The Master Trust. Each Master Fund pays FAM a fee at the annual rate of 0.05% of average daily net assets.

     The Funds have received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML&Co., or its affiliates. As of October 31, 2003, the Master Premier Institutional Fund lent securities with a value of $36,241,415 to MLPF&S or its affiliates. The Master Institutional Fund did not have any securities on loan at period end. Pursuant to that order, the Funds have also retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the period ended October 31, 2003, MLIM, LLC received $217,522 in securities lending agent fees from the Master Premier Institutional Fund.

--------------------------------------------------------------------------------
Master Institutional Money Market Trust
Notes to Financial Statements -- Continued (Unaudited)
================================================================================

     All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

3. Transfer of Assets

Investment operations began on January 14, 2002 with a contribution of investment assets, and related accounts, from Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, and Merrill Lynch Institutional Tax-Exempt Fund of $43,644,470,766, $11,548,477,701, and
$4,386,624,176, respectively, in an exchange for an interest in Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax Exempt Fund, respectively, including unrealized appreciation of $61,157,652, $13,877,641, and $0. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

-------------------------------------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS
=============================================================================================================

                                                                                                    Other
                          Position(s)  Length                                                   Directorships
                             Held      of Time                                                     Held by
Name, Address & Age       with Trust   Served     Principal Occupation(s) During Past 5 years      Trustee
-------------------------------------------------------------------------------------------------------------
Interested Trustee
-------------------------------------------------------------------------------------------------------------
Terry K. Glenn*          President     20 years   Chairman, Americas Region since 2001,             None
800 Scudders Mill Road      and                   and Executive Vice President of FAM and
Plainsboro, NJ 08536      Trustee                 MLIM since 1982; President, Merrill
Age: 62                                           Lynch Mutual Funds since 1999; President
                                                  of FAMD since 1986 and Director thereof
                                                  since 1991; Executive Vice President and
                                                  Director of Princeton Services, Inc. since
                                                  1993; President of Princeton
                                                  Administrators, L.P. since 1988; Director
                                                  of Financial Data Services ("FDS") since
                                                  1985

-------------------------------------------------------------------------------------------------------------
* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an interested person, as described in the
  Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice
  President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President
  of Princeton Administrators, L.P. His term as Trustee is unlimited. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.
-------------------------------------------------------------------------------------------------------------
                                                                                                    Other
                          Position(s)  Length                                                   Directorships
                             Held      of Time                                                     Held by
Name, Address & Age       with Trust   Served*    Principal Occupation(s) During Past 5 years      Trustee
-------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------
David O. Beim              Trustee     1 year     Professor of Finance and Economics at the         None
410 Uris Hall                                     Columbia University Graduate School of
Columbia University                               Business since 1991; Chairman of Outward
New York, NY 10027                                Bound U.S.A. since 1997; Chairman of Wave
Age: 61                                           Hill, Inc. since 1980
-------------------------------------------------------------------------------------------------------------
James T. Flynn             Trustee    8 years     Chief Financial Officer of J.P. Morgan &          None
340 East 72nd Street                              Co., Inc. from 1990 to 1995 and an
New York, NY 10021                                employee of J.P. Morgan in various capacities
Age: 63                                           from 1967 to 1995.

--------------------------------------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS -- Continued
==============================================================================================================

                                                                                                     Other
                          Position(s)  Length                                                    Directorships
                             Held      of Time                                                      Held by
Name, Address & Age       with Trust   Served*    Principal Occupation(s) During Past 5 years       Trustee
--------------------------------------------------------------------------------------------------------------
Todd Goodwin               Trustee    26 years    General Partner of Gibbons, Goodwin, van            Wells
600 Madison Avenue                                Amerongen (investment banking firm) since         Aluminum
New York, NY 10022                                1984.                                             Co., The
Age: 71                                                                                            Rival Co.,
                                                                                                   U.S. Energy
                                                                                                     Systems
                                                                                                    and John
                                                                                                    Manville
                                                                                                   Corporation
--------------------------------------------------------------------------------------------------------------
George W. Holbrook, Jr.    Trustee    26 years    Managing Partner of Bradley Resources            Director of
107 John Street                                   Company (private investment company) and          Thoratec
Southport, CT 06490                               associated with that firm and its predecessors  Laboratories
Age: 72                                           since 1953; Director of                          Corporation
--------------------------------------------------------------------------------------------------------------
W. Carl Kester             Trustee     8 years    James R. Williston Professor of Business            None
Harvard Business School                           Administration of Harvard University
Morgan Hall                                       Graduate School of Business since 1997,
393 Soldiers Field                                having been MBA Class of 1958 Professor of
Boston, MA 02163                                  Business Administration of Harvard
Age: 51                                           University Graduate School of Business
                                                  Administration since 1981; Independent
                                                  Consultant since 1978.
--------------------------------------------------------------------------------------------------------------
Karen P. Robards           Trustee     1 year     President of Robards & Company, a                   None
P.O. Box 9011                                     financial advisory firm, for more than five
Princeton, NJ 08543-9011                          years; Director of Enable Medical Corp.
Age: 52                                           since 1996; Director of AtriCure, Inc. since
                                                  2000; Director of CineMuse Inc. from 1996
                                                  to 2000; Director of the Cooke Center for
                                                  Learning and Development, a not-for-profit
                                                  organization, since 1987.
--------------------------------------------------------------------------------------------------------------
* The Trustee's term is unlimited.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS -- Continued
================================================================================

Fund Officers* and Portfolio Managers
--------------------------------------------------------------------------------
Barry F.X. Smith
  Senior Vice President
John Ng
  Vice President & Portfolio Manager
Kevin Schiatta
  Vice President & Portfolio Manager
P. Michael Walsh
  Vice President & Portfolio Manager
William M. Breen
  Treasurer
Phillip S. Gillespie
  Secretary
--------------------------------------------------------------------------------
* Officers of the Trust serve at the pleasure of the Board of Trustees.
--------------------------------------------------------------------------------
Further information about the Trust's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-225-1576.
--------------------------------------------------------------------------------

ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center -- 23rd Floor
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, New Jersey 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Funds. Statements and other information herein are as dated and subject to change.

#39369

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. - N/A (annual requirement only)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b)-- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) -- Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) -- Attach certifications pursuant to Section 302 of the Sarbanes-Oxley
         Act. Attached hereto.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

           By:
               ------------------------------
                   Terry K. Glenn,
                   President of
                   Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

         Date: December 22, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By:
               ------------------------------
                   Terry K. Glenn,
                   President of
                   Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

         Date: December 22, 2003

           By: /s/ William M. Breen
               ------------------------------
                   William M. Breen,
                   Chief Financial Officer of
                   Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

         Date: December 22, 2003

Attached hereto as a furnished exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.